OMB APPROVAL
OMB Number:	3235-0578
Expires:	April 30, 2010
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03833

MainStay VP Series Fund, Inc.

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

Marguerite E. H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 576-7000

Date of fiscal year end:     December 31

Date of reporting period:     September 30, 2008

Item 1. Schedule of Investments.

The schedule of investments for the period ended September 30, 2008 is filed herewith.

	MainStay VP Balanced Portfolio
	Portfolio of Investments		†††	September 30, 2008 (unaudited)

				Shares	Value
	Common Stocks 56.9%	†
	Aerospace & Defense 1.1%
	Lockheed Martin Corp.			8,835	$968,934
	Northrop Grumman Corp.			13,899	841,445
					1,810,379

	Agriculture 1.2%
	Altria Group, Inc.			20,696	410,609
	Bunge, Ltd.			4,656	294,166
	Lorillard, Inc.			2,696	191,820
	Philip Morris International, Inc.			19,093	918,373
					1,814,968

	Airlines 0.8%
	Southwest Airlines Co.			87,209	1,265,403

	Apparel 0.4%
	Coach, Inc.	(a)		8,830	221,103
	Polo Ralph Lauren Corp.			5,707	380,314
					601,417

	Auto Manufacturers 0.0%	‡
	Ford Motor Co.	(a)		16,249	84,495

	Auto Parts & Equipment 0.5%
	Autoliv, Inc.			19,967	673,886
	BorgWarner, Inc.			3,474	113,843
					787,729

	Banks 1.8%
	Bank of America Corp.			14,022	490,770
	Bank of New York Mellon Corp. (The)			139	4,529
	Capital One Financial Corp.			2,863	146,013
	Northern Trust Corp.			9,041	652,760
	State Street Corp.			1,124	63,933
	U.S. Bancorp			1,333	48,015
❖	Wells Fargo & Co.			39,859	1,495,908
					2,901,928

	Beverages 0.5%
	Dr. Pepper Snapple Group, Inc.	(a)		1,078	28,545
	Pepsi Bottling Group, Inc. (The)			28,567	833,299
					861,844

	Biotechnology 1.0%
	Amgen, Inc.	(a)		18,469	1,094,658
	Invitrogen Corp.	(a)		11,524	435,607
					1,530,265

	Chemicals 0.6%
	CF Industries Holdings, Inc.			5,741	525,072
	Mosaic Co. (The)			4,098	278,746
	Terra Industries, Inc.			4,748	139,591
					943,409

	Coal 0.4%
	CONSOL Energy, Inc.			545	25,010
	Massey Energy Co.			17,016	606,961
					631,971

	Commercial Services 0.6%
	Lender Processing Services, Inc.			6,674	203,691
	Moody's Corp.			21,349	725,866
					929,557

	Computers 2.6%
	Affiliated Computer Services, Inc. Class A	(a)		16,401	830,383
	Apple, Inc.	(a)		6,309	717,081
	Computer Sciences Corp.	(a)		4,537	182,342
	Hewlett-Packard Co.			23,722	1,096,905
	International Business Machines Corp.			8,726	1,020,593
	Western Digital Corp.	(a)		13,568	289,270
					4,136,574

	Cosmetics & Personal Care 1.6%
❖	Avon Products, Inc.			30,523	1,268,841
	Procter & Gamble Co. (The)			16,846	1,173,998
					2,442,839

	Diversified Financial Services 3.5%
	Ameriprise Financial, Inc.			1,738	66,392
	BlackRock, Inc.			5,325	1,035,713
	Goldman Sachs Group, Inc. (The)			7,107	909,696
	Invesco, Ltd.			21,009	440,769
	Janus Capital Group, Inc.			7,252	176,079
	JPMorgan Chase & Co.			26,302	1,228,303
	NASDAQ OMX Group, Inc. (The)	(a)		18,270	558,514
	T. Rowe Price Group, Inc.			7,618	409,163
	TD Ameritrade Holding Corp.	(a)		36,522	591,656
					5,416,285

	Electric 1.3%
	Alliant Energy Corp.			14,200	457,382
	American Electric Power Co., Inc.			15,022	556,265
	DTE Energy Co.			7,616	305,554
	Edison International			17,590	701,841
					2,021,042

	Electrical Components & Equipment 0.6%
	Emerson Electric Co.			22,880	933,275

	Electronics 0.1%
	Applied Biosystems, Inc.			4,005	137,171

	Engineering & Construction 0.5%
	Fluor Corp.			6,999	389,844
	Foster Wheeler, Ltd.	(a)		11,152	402,699
					792,543

	Food 1.8%
	H.J. Heinz Co.			23,575	1,178,043
	Kroger Co. (The)			21,754	597,800
	Safeway, Inc.			26,473	627,940
	SUPERVALU, Inc.			17,904	388,517
					2,792,300

	Gas 0.9%
	Energen Corp.			3,865	175,007
	Sempra Energy			23,446	1,183,320
					1,358,327

	Health Care - Products 1.4%
	DENTSPLY International, Inc.			208	7,808
	Johnson & Johnson			16,468	1,140,903
	Medtronic, Inc.			1,712	85,771
	St. Jude Medical, Inc.	(a)		23,063	1,003,010
					2,237,492

	Health Care - Services 0.5%
	LifePoint Hospitals, Inc.	(a)		13,193	424,023
	WellCare Health Plans, Inc.	(a)		6,776	243,936
	WellPoint, Inc.	(a)		3,600	168,372
					836,331

	Home Builders 1.3%
	Centex Corp.			12,299	199,244
	Lennar Corp. Class A			44,382	674,163
	NVR, Inc.	(a)		960	549,120
	Pulte Homes, Inc.			47,448	662,849
					2,085,376

	Insurance 4.1%
	ACE, Ltd.			589	31,883
	American Financial Group, Inc.			5,665	167,118
	Arch Capital Group, Ltd.	(a)		16,817	1,228,146
	Assurant, Inc.			17,642	970,310
	Axis Capital Holdings, Ltd.			34,708	1,100,591
	CIGNA Corp.			30,082	1,022,186
	Genworth Financial, Inc. Class A			20,417	175,790
	MBIA, Inc.	(b)		26,306	313,041
	Transatlantic Holdings, Inc.			3,779	205,389
	Travelers Cos., Inc. (The)			25,746	1,163,719
					6,378,173

	Iron & Steel 0.8%
	Cleveland-Cliffs, Inc.			3,760	199,054
	Reliance Steel & Aluminum Co.			9,373	355,893
	United States Steel Corp.			8,132	631,125
					1,186,072

	Machinery - Construction & Mining 0.6%
	Caterpillar, Inc.			15,098	899,841

	Machinery - Diversified 0.6%
	AGCO Corp.	(a)		1,592	67,835
	Cummins, Inc.			13,202	577,191
	Flowserve Corp.			3,179	282,200
					927,226

	Media 1.9%
	CBS Corp. Class B			25,383	370,084
	Liberty Media Corp. Entertainment Class A	(a)		17,917	447,388
	Time Warner, Inc.			73,703	966,246
	Walt Disney Co. (The)			36,990	1,135,223
					2,918,941

	Mining 0.4%
	Freeport-McMoRan Copper & Gold, Inc. Class B			9,718	552,468
	Southern Copper Corp.			585	11,162
					563,630

	Miscellaneous - Manufacturing 2.6%
	Dover Corp.			3,028	122,785
	Eaton Corp.			16,183	909,161
	General Electric Co.			31,242	796,671
	Honeywell International, Inc.			9,369	389,282
	John Bean Technologies Corp.	(a)		8,123	102,837
	Parker Hannifin Corp.			17,495	927,235
	Tyco International, Ltd.			22,194	777,234
					4,025,205

	Oil & Gas 3.4%
	Chesapeake Energy Corp.			4,820	172,845
	Chevron Corp.			12,780	1,054,094
	Cimarex Energy Co.			9,764	477,557
	ConocoPhillips			14,357	1,051,650
	ENSCO International, Inc.			17,102	985,588
	Marathon Oil Corp.			1,448	57,732
	Murphy Oil Corp.			7,691	493,301
	Occidental Petroleum Corp.			13,712	966,010
					5,258,777

	Oil & Gas Services 0.6%
	National Oilwell Varco, Inc.	(a)		8,524	428,161
	Schlumberger, Ltd.			7,505	586,065
					1,014,226

	Pharmaceuticals 2.1%
	AmerisourceBergen Corp.			19,981	752,285
	Forest Laboratories, Inc.	(a)		35,571	1,005,948
	Gilead Sciences, Inc.	(a)		3,295	150,186
	Herbalife, Ltd.			10,967	433,416
	Omnicare, Inc.			16,633	478,531
	Pfizer, Inc.			23,323	430,076
	Watson Pharmaceuticals, Inc.	(a)		877	24,995
					3,275,437

	Real Estate Investment Trusts 3.6%
	Annaly Capital Management, Inc.			80,864	1,087,621
	Apartment Investment & Management Co. Class A			15,612	546,732
	Boston Properties, Inc.			9,407	881,060
	HCP, Inc.			5,193	208,395
	Mack-Cali Realty Corp.			8,280	280,444
	ProLogis			24,608	1,015,572
	Public Storage			11,411	1,129,803
	Vornado Realty Trust			6,162	560,434
					5,710,061

	Retail 4.4%
	AutoZone, Inc.	(a)		707	87,201
	Big Lots, Inc.	(a)		38,745	1,078,273
	BJ's Wholesale Club, Inc.	(a)		11,093	431,074
	GameStop Corp. Class A	(a)		6,342	216,960
	Gap, Inc. (The)			64,291	1,143,094
	Home Depot, Inc. (The)			13,694	354,538
	Ross Stores, Inc.			29,127	1,072,165
	TJX Cos., Inc.			35,093	1,071,038
	Wal-Mart Stores, Inc.			19,853	1,188,996
	Yum! Brands, Inc.			6,517	212,519
					6,855,858

	Savings & Loans 0.3%
	Hudson City Bancorp, Inc.			22,667	418,206

	Semiconductors 1.0%
	Broadcom Corp. Class A	(a)		3,578	66,658
	Intel Corp.			50,738	950,323
	LSI Corp.	(a)		107,595	576,709
					1,593,690

	Software 1.8%
	Activision Blizzard, Inc.	(a)		72,136	1,113,058
	Mastercard, Inc. Class A			173	30,678
	Microsoft Corp.			40,532	1,081,799
	Oracle Corp.	(a)		32,127	652,499
					2,878,034

	Telecommunications 2.5%
	American Tower Corp. Class A	(a)		10,542	379,196
	AT&T, Inc.			21,361	596,399
	CenturyTel, Inc.			30,831	1,129,956
	Level 3 Communications, Inc.	(a) (b)		169,301	457,113
	QUALCOMM, Inc.			20,423	877,576
	Verizon Communications, Inc.			16,800	539,112
					3,979,352

	Toys, Games & Hobbies 0.6%
	Hasbro, Inc.			26,535	921,295
	Mattel, Inc.			257	4,636
					925,931

	Transportation 0.6%
	CSX Corp.			17,243	940,951

	Total Common Stocks
	(Cost $104,410,192)				89,102,531

				Principal
				Amount
	Long-Term Bonds 41.4%
	Corporate Bonds 35.2%
	Aerospace & Defense 1.3%
	Boeing Co.
	5.125%, due 2/15/13			$500,000	499,291
	General Dynamics Corp.
	4.25%, due 5/15/13			122,000	121,339
	5.375%, due 8/15/15			632,000	631,940
	United Technologies Corp.
	6.10%, due 5/15/12			750,000	776,254
					2,028,824

	Agriculture 1.1%
	Altria Group, Inc.
	7.00%, due 11/4/13			950,000	1,013,460
	UST, Inc.
	6.625%, due 7/15/12			650,000	679,138
					1,692,598

	Auto Parts & Equipment 0.6%
	Johnson Controls, Inc.
	5.25%, due 1/15/11			950,000	960,930

	Banks 4.5%
	Bank of America Corp.
	7.75%, due 8/15/15			650,000	636,875
	Bank of New York Co., Inc. (The)
	7.30%, due 12/1/09			550,000	553,466
	Bank One Corp.
	7.875%, due 8/1/10			847,000	868,501
	Bankers Trust Corp.
	7.50%, due 11/15/15			247,000	266,943
	HSBC Holdings PLC
	7.50%, due 7/15/09			1,150,000	1,156,085
	SunTrust Banks, Inc.
	7.75%, due 5/1/10			600,000	615,684
❖	U.S. Bank N.A.
	6.30%, due 2/4/14			1,425,000	1,389,177
❖	Wells Fargo Bank N.A.
	6.45%, due 2/1/11			100,000	101,528
	7.55%, due 6/21/10			1,350,000	1,396,420
					6,984,679

	Beverages 1.4%
	Anheuser-Busch Cos., Inc.
	6.00%, due 4/15/11			700,000	696,213
	Coca-Cola Co. (The)
	5.35%, due 11/15/17			500,000	494,294
	5.75%, due 3/15/11			125,000	130,901
	PepsiCo., Inc.
	5.15%, due 5/15/12			800,000	826,454
					2,147,862

	Chemicals 1.3%
	Dow Chemical Co. (The)
	6.125%, due 2/1/11			350,000	357,644
	E.I. du Pont de Nemours & Co.
	6.875%, due 10/15/09			925,000	948,841
	Praxair, Inc.
	5.20%, due 3/15/17			150,000	144,305
	6.375%, due 4/1/12			500,000	519,992
					1,970,782

	Computers 1.5%
	Hewlett-Packard Co.
	5.25%, due 3/1/12			400,000	404,934
	5.40%, due 3/1/17			200,000	188,249
	6.50%, due 7/1/12			100,000	105,139
❖	International Business Machines Corp.
	7.50%, due 6/15/13			1,475,000	1,615,975
					2,314,297

	Cosmetics & Personal Care 1.1%
	Avon Products, Inc.
	7.15%, due 11/15/09			650,000	664,225
	Estee Lauder Cos., Inc. (The)
	5.55%, due 5/15/17			203,000	193,238
	Procter & Gamble Co. (The)
	4.95%, due 8/15/14			575,000	581,063
	6.875%, due 9/15/09			250,000	257,371
					1,695,897

	Diversified Financial Services 7.0%
	American Express Co.
	5.50%, due 9/12/16			400,000	341,375
	Bear Stearns Cos., Inc. (The)
	5.70%, due 11/15/14			412,000	385,174
	7.625%, due 12/7/09			650,000	656,412
	Caterpillar Financial Services Corp.
	5.50%, due 3/15/16			250,000	232,150
	CIT Group, Inc.
	5.40%, due 3/7/13			800,000	445,868
	Citigroup, Inc.
	6.50%, due 1/18/11			1,200,000	1,163,765
	Credit Suisse First Boston USA, Inc.
	6.125%, due 11/15/11			100,000	98,393
	General Electric Capital Corp.
	6.875%, due 11/15/10			500,000	501,552
	7.375%, due 1/19/10			725,000	729,952
	Goldman Sachs Group, Inc. (The)
	6.875%, due 1/15/11			300,000	286,775
	7.35%, due 10/1/09			725,000	702,950
	HSBC Finance Corp.
	7.00%, due 5/15/12			600,000	583,081
❖	John Deere Capital Corp.
	6.00%, due 2/15/09			500,000	502,129
	7.00%, due 3/15/12			950,000	996,665
	JPMorgan Chase & Co.
	6.625%, due 3/15/12			350,000	343,982
	7.00%, due 11/15/09			290,000	290,056
	MBNA Corp.
	7.50%, due 3/15/12			700,000	698,902
	Merrill Lynch & Co., Inc.
	6.05%, due 5/16/16			575,000	469,166
	6.375%, due 10/15/08			350,000	349,575
	Series C
	6.46%, due 3/24/09	(c)		300,000	295,707
	Morgan Stanley
	6.75%, due 4/15/11			900,000	666,103
	8.00%, due 6/15/10			200,000	160,013
					10,899,745

	Electric 0.5%
	Consolidated Edison Co. of New York
	7.50%, due 9/1/10			760,000	795,811

	Electrical Components & Equipment 0.7%
	Emerson Electric Co.
	7.125%, due 8/15/10			1,082,000	1,150,857

	Food 3.1%
	Campbell Soup Co.
	6.75%, due 2/15/11			1,000,000	1,064,529
	H.J. Heinz Finance Co.
	6.625%, due 7/15/11			700,000	732,707
	Hershey Co. (The)
	4.85%, due 8/15/15			100,000	97,851
	5.30%, due 9/1/11			450,000	462,515
	Kellogg Co.
	Series B
	6.60%, due 4/1/11			750,000	778,525
	Kraft Foods, Inc.
	6.25%, due 6/1/12			525,000	527,749
	Sysco International Co.
	6.10%, due 6/1/12			125,000	133,416
	Unilever Capital Corp.
	7.125%, due 11/1/10			650,000	693,511
	Wm. Wrigley Jr. Co.
	4.65%, due 7/15/15			500,000	417,427
					4,908,230

	Hand & Machine Tools 0.6%
	Black & Decker Corp.
	7.125%, due 6/1/11			950,000	991,534

	Household Products & Wares 0.9%
	Clorox Co. (The)
	6.125%, due 2/1/11			275,000	280,281
	Kimberly-Clark Corp.
	5.00%, due 8/15/13			1,200,000	1,197,366
					1,477,647

	Machinery - Construction & Mining 0.8%
	Caterpillar, Inc.
	6.55%, due 5/1/11			400,000	420,846
	7.25%, due 9/15/09			784,000	804,209
					1,225,055

	Media 0.5%
	Walt Disney Co. (The)
	6.375%, due 3/1/12			800,000	843,539

	Miscellaneous - Manufacturing 0.8%
	Eaton Corp.
	5.30%, due 3/15/17			200,000	186,670
	Honeywell International, Inc.
	6.125%, due 11/1/11			200,000	211,059
	7.50%, due 3/1/10			775,000	815,057
					1,212,786

	Office & Business Equipment 0.3%
	Pitney Bowes, Inc.
	4.875%, due 8/15/14			250,000	243,675
	5.60%, due 3/15/18			150,000	145,399
					389,074

	Oil & Gas 0.8%
	ConocoPhillips
	8.75%, due 5/25/10			900,000	966,640
	Vastar Resources, Inc.
	6.50%, due 4/1/09			350,000	353,161
					1,319,801

	Oil & Gas Services 0.1%
	Baker Hughes, Inc.
	6.00%, due 2/15/09			205,000	206,274

	Pharmaceuticals 2.2%
	Cardinal Health, Inc.
	6.75%, due 2/15/11			550,000	564,308
	Eli Lilly & Co.
	6.00%, due 3/15/12			800,000	850,065
	Merck & Co., Inc.
	4.375%, due 2/15/13			650,000	641,150
	Pfizer, Inc.
	4.50%, due 2/15/14			400,000	401,445
	Wyeth
	6.95%, due 3/15/11			950,000	1,002,372
					3,459,340

	Retail 2.0%
	Home Depot, Inc.
	5.25%, due 12/16/13			250,000	230,218
	Lowe's Cos., Inc.
	5.60%, due 9/15/12			120,000	122,392
	8.25%, due 6/1/10			250,000	265,468
	Nordstrom, Inc.
	5.625%, due 1/15/09			175,000	175,271
	Target Corp.
	6.35%, due 1/15/11			200,000	206,178
	7.50%, due 8/15/10			900,000	959,783
	Wal-Mart Stores, Inc.
	7.25%, due 6/1/13			1,000,000	1,105,847
					3,065,157

	Telecommunications 2.1%
	AT&T Corp.
	7.30%, due 11/15/11			800,000	830,792
	BellSouth Capital Funding Corp.
	7.75%, due 2/15/10			650,000	670,371
	Southwestern Bell Telephone Corp.
	7.00%, due 7/1/15			350,000	353,216
❖	Verizon Global Funding Corp.
	7.25%, due 12/1/10			850,000	884,501
	7.375%, due 9/1/12			550,000	567,754
					3,306,634

	Total Corporate Bonds
	(Cost $56,314,522)				55,047,353

				Principal
				Amount
	Federal Agencies 5.9%
❖	Federal Home Loan Bank 2.4%
	3.375%, due 2/27/13			400,000	389,209
	3.625%, due 5/29/13			400,000	391,662
	4.75%, due 12/16/16			400,000	398,967
	5.00%, due 11/17/17			500,000	503,934
	5.00%, due 12/8/17			750,000	755,890
	5.25%, due 6/18/14			400,000	416,578
	5.375%, due 8/19/11			400,000	417,647
	5.375%, due 5/18/16			400,000	418,546
					3,692,433
❖	Federal Home Loan Mortgage Corporation 1.6%
	3.75%, due 6/28/13			400,000	396,892
	5.00%, due 4/18/17			350,000	357,984
	5.125%, due 10/18/16			350,000	361,213
	5.125%, due 11/17/17			350,000	360,678
	5.25%, due 4/18/16			350,000	365,297
	5.50%, due 9/15/11			400,000	423,237
	5.50%, due 7/18/16			300,000	317,430
					2,582,731
❖	Federal National Mortgage Association 1.9%
	4.375%, due 10/15/15			350,000	348,075
	5.00%, due 2/16/12			400,000	417,347
	5.00%, due 2/13/17			350,000	357,757
	5.00%, due 5/11/17			350,000	358,027
	5.25%, due 9/15/16			300,000	312,395
	5.375%, due 11/15/11			400,000	422,720
	5.375%, due 7/15/16			300,000	315,171
	5.375%, due 6/12/17			350,000	366,965
					2,898,457

	Total Federal Agencies
	(Cost $9,201,514)				9,173,621

				Principal
				Amount
	Yankee Bond 0.3%	(d)
	Banks 0.3%
	Barclays Bank PLC
	7.40%, due 12/15/09			450,000	459,061

	Total Yankee Bond
	(Cost $462,128)				459,061

	Total Long-Term Bonds
	(Cost $65,978,164)				64,680,035

				Shares
	Short-Term Investments 0.7%
	Investment Company 0.2%
	State Street Navigator Securities Lending Prime Portfolio	(e)		365,004	365,004
	Total Investment Company
	(Cost $365,004)				365,004

				Principal
				Amount
	U.S. Government 0.5%
	United States Treasury Bill
	0.461%, due 10/30/08	(f) (g)		$ 680,000	679,743

	Total U.S. Government
	(Cost $679,303)				679,743

	Total Short-Term Investments
	(Cost $1,044,307)				1,044,747

	Total Investments
	(Cost $171,432,663)	(i)		99.0%	154,827,313

	Cash and Other Assets,
	Less Liabilities			1.0	1,596,296

	Net Assets			100.0%	$156,423,609

				Contracts	Unrealized
				Long	Depreciation (h)
	Futures Contracts (0.0%)	‡
	Standard & Poor's 500 Index
	Mini December 2008			12	$(37,828)

	Total Futures Contracts
	(Settlement Value $701,400)				$(37,828)

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
❖	Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Portfolio's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $325,781; cash collateral of $365,004 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Floating rate. Rate shown is the rate in effect at September 30, 2008.
(d)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Interest rate presented is yield to maturity.
(g)	Represents a security, or a portion thereof, which is segregated, or partially segregated as collateral for futures contracts.
(h)	Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2008.
(i)	At September 30, 2008, cost is $171,713,431 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation			$2,148,232
	Gross unrealized depreciation			(19,034,350)
	Net unrealized depreciation			$(16,886,118)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$89,102,531	$(38,788)
Level 2 - Other Significant Observable Inputs	65,724,782	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$154,827,313	$(38,788)

*Other financial instruments includes futures.

At September 30, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

	MainStay VP Bond Portfolio
	Portfolio of Investments			†††	September 30, 2008 (unaudited)
					Principal
					Amount	Value
	Long-Term Bonds 100.5%		†
	Asset-Backed Securities 4.8%
	Automobile 0.3%
	Drive Auto Receivables Trust
	Series 2005-3, Class A4
	5.09%, due 6/17/13		(a) (b)		$1,000,000	$981,994
	Harley-Davidson Motorcycle Trust
	Series 2007-3, Class B
	6.04%, due 8/15/14				1,000,000	905,152
						1,887,146

	Credit Cards 0.4%
	Nordstrom Private Label Credit Card
	Series 2007-1, Class A
	4.92%, due 5/15/13		(a)		3,000,000	2,958,385

	Diversified Financial Services 0.5%
	Marriott Vacation Club Owner Trust
	Series 2007-2A, Class A
	5.808%, due 10/20/29		(a) (c)		3,495,672	3,226,851

	Home Equity 3.6%
	Chase Funding Mortgage Loan Asset-Backed Certificates
	Series 2002-2, Class 1A5
	5.833%, due 4/25/32				524,312	423,026
	CIT Group Home Equity Loan Trust
	Series 2003-1, Class A4
	3.93%, due 3/20/32				976,066	849,748
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-1, Class A3
	5.706%, due 7/25/36		(b)		1,000,000	950,561
	Citifinancial Mortgage Securities, Inc.
	Series 2003-3, Class AF5
	4.553%, due 8/25/33		(b)		914,943	822,474
	Citigroup Mortgage Loan Trust, Inc.
	Series 2006-WF2, Class A2C
	5.852%, due 5/25/36				1,000,000	647,621
	Countrywide Asset-Backed Certificates
	Series 2006-S8, Class A3
	5.555%, due 4/25/36		(d)		1,982,437	1,073,399
	Series 2006-S5, Class A3
	5.762%, due 6/25/35				2,000,000	783,006
	Series 2007-S1, Class A3
	5.81%, due 11/25/36				967,254	483,351
	Credit-Based Asset Servicing and Securitization LLC
	Series 2007-CB2, Class A2C
	5.623%, due 2/25/37				1,000,000	644,940
	Series 2007-CB4, Class A2B
	5.723%, due 4/25/37		(b)		500,000	364,671
	Equity One ABS, Inc.
	Series 2003-4, Class AF6
	4.833%, due 10/25/34		(b)		1,500,000	1,322,186
	JPMorgan Mortgage Acquisition Corp.
	Series 2007-CH1, Class AF3
	5.532%, due 11/25/36				1,000,000	897,061
	Series 2007-CH2, Class AF3
	5.552%, due 1/25/37				1,000,000	766,821
	Series 2007-CH1, Class AF1B
	5.935%, due 11/25/36				1,172,174	1,150,815
	Series 2006-WF1, Class A6
	6.00%, due 7/25/36				1,000,000	554,922
	Morgan Stanley Mortgage Loan Trust
	Series 2006-17XS, Class A3A
	5.651%, due 10/25/46				2,000,000	1,435,480
	Popular ABS Mortgage Pass-Through Trust
	Series 2005-5, Class AF3
	5.086%, due 11/25/35		(b) (d)		3,175,000	2,813,219
	Renaissance Home Equity Loan Trust
	Series 2006-1, Class AF4
	6.011%, due 5/25/36		(b)		5,000,000	4,281,655
	Residential Asset Mortgage Products, Inc.
	Series 2003-RZ5, Class A7
	4.97%, due 9/25/33		(b)		883,326	793,976
	Residential Funding Mortgage Securities II, Inc.
	Series 2007-HSA3, Class 1A3
	6.03%, due 5/25/37		(b)		3,750,000	1,932,397
	Saxon Asset Securities Trust
	Series 2003-1, Class AF5
	4.955%, due 6/25/33		(b)		1,357,771	1,147,092
						24,138,421

	Total Asset-Backed Securities
	(Cost $40,851,351)					32,210,803

					Principal
					Amount
	Corporate Bonds 17.2%
	Aerospace & Defense 0.9%
	Northrop Grumman Corp.
	7.75%, due 3/1/16				2,375,000	2,614,697
	Raytheon Co.
	5.375%, due 4/1/13				1,000,000	1,012,117
	6.40%, due 12/15/18				1,175,000	1,163,758
	United Technologies Corp.
	6.125%, due 7/15/38				1,000,000	966,167
						5,756,739

	Agriculture 0.1%
	Archer-Daniels-Midland Co.
	5.45%, due 3/15/18				1,000,000	924,685

	Auto Manufacturers 0.3%
	DaimlerChrysler N.A. Holding Corp.
	6.50%, due 11/15/13				1,000,000	975,882
	8.00%, due 6/15/10				1,000,000	1,045,696
						2,021,578

	Banks 1.5%
	Bank of America Corp.
	5.65%, due 5/1/18				3,000,000	2,526,876
	HSBC Bank USA N.A.
	7.00%, due 1/15/39				1,000,000	898,605
	JPMorgan Chase Bank N.A.
	6.00%, due 10/1/17				1,550,000	1,420,710
	KeyBank N.A.
	5.80%, due 7/1/14				290,000	193,423
	Mellon Financial Corp.
	6.40%, due 5/14/11				1,125,000	1,115,183
	Mercantile-Safe Deposit & Trust Co.
	5.70%, due 11/15/11				750,000	758,596
	PNC Bank N.A.
	6.875%, due 4/1/18				1,000,000	957,754
	SunTrust Bank
	5.20%, due 1/17/17				875,000	682,447
	Wachovia Bank N.A.
	6.60%, due 1/15/38				850,000	503,580
	Wells Fargo & Co.
	5.625%, due 12/11/17				1,250,000	1,148,804
						10,205,978

	Beverages 0.2%
	Coca-Cola Enterprises, Inc.
	5.00%, due 8/15/13				1,500,000	1,496,016

	Building Materials 0.1%
	Masco Corp.
	5.75%, due 10/15/08				925,000	924,835

	Commercial Banks 0.0%		‡
	Citigroup Cash Collateral
	2.25%, due 4/1/39				230	230

	Commercial Services 0.1%
	McKesson Corp.
	5.25%, due 3/1/13				375,000	372,364

	Diversified Financial Services 2.9%
	American General Finance Corp.
	5.375%, due 9/1/09				1,000,000	680,574
	6.90%, due 12/15/17				1,250,000	579,615
	Capital One Bank
	4.25%, due 12/1/08				1,000,000	991,477
	Citigroup, Inc.
	6.125%, due 5/15/18				3,000,000	2,484,012
	General Electric Capital Corp.
	5.625%, due 5/1/18				3,000,000	2,535,828
	5.875%, due 1/14/38				1,000,000	737,250
	6.00%, due 6/15/12				1,500,000	1,447,761
	Goldman Sachs Group, Inc. (The)
	5.70%, due 9/1/12				1,000,000	861,396
	6.15%, due 4/1/18				2,000,000	1,663,028
	JPMorgan Chase & Co.
	4.60%, due 1/17/11				2,000,000	1,936,392
	Lehman Brothers Holdings, Inc.
	7.00%, due 9/27/27		(e)		500,000	62,500
	Merrill Lynch & Co., Inc.
	6.875%, due 4/25/18				1,750,000	1,548,312
	Morgan Stanley
	6.75%, due 4/15/11				2,000,000	1,480,230
	Pricoa Global Funding I
	4.625%, due 6/25/12		(a)		2,700,000	2,655,777
						19,664,152

	Electric 2.7%
	Arizona Public Service Co.
	5.50%, due 9/1/35				1,275,000	903,576
	Carolina Power & Light Co.
	6.125%, due 9/15/33				500,000	462,065
	Consumers Energy Co.
	Series F
	4.00%, due 5/15/10				3,500,000	3,431,050
	Dominion Resources, Inc./VA
	7.00%, due 6/15/38				1,000,000	940,890
	Entergy Mississippi, Inc.
	5.15%, due 2/1/13				500,000	486,370
	IES Utilities, Inc.
	Series B
	6.75%, due 3/15/11				500,000	513,250
	Nevada Power Co.
	6.50%, due 4/15/12				3,500,000	3,535,402
	Niagara Mohawk Power Corp.
	7.75%, due 10/1/08				750,000	750,000
	Pacific Gas & Electric Co.
	5.625%, due 11/30/17				2,000,000	1,890,320
	Pepco Holdings, Inc.
	6.45%, due 8/15/12				2,125,000	2,115,777
	Public Service Co. of Colorado
	6.50%, due 8/1/38				1,000,000	949,810
	South Carolina Electric & Gas Co.
	6.50%, due 11/1/18				600,000	602,316
	Union Electric Co.
	6.70%, due 2/1/19				1,500,000	1,448,446
						18,029,272

	Food 1.3%
	General Mills, Inc.
	5.25%, due 8/15/13				2,800,000	2,778,426
	Kellogg Co.
	Series B
	6.60%, due 4/1/11				2,605,000	2,704,079
	Kroger Co. (The)
	7.70%, due 6/1/29				1,000,000	1,009,142
	Safeway, Inc.
	6.50%, due 3/1/11				2,125,000	2,189,664
						8,681,311

	Gas 0.2%
	Atmos Energy Corp.
	4.00%, due 10/15/09				1,000,000	988,220

	Health Care - Products 0.1%
	Johnson & Johnson
	5.15%, due 7/15/18				500,000	491,275

	Home Builders 0.2%
	Pulte Homes, Inc.
	7.875%, due 8/1/11				1,100,000	1,050,500

	Household Products & Wares 0.2%
	Kimberly-Clark Corp.
	6.625%, due 8/1/37				1,000,000	1,000,518

	Insurance 0.5%
	CIGNA Corp.
	7.00%, due 1/15/11				500,000	511,278
	Everest Reinsurance Holdings, Inc.
	8.75%, due 3/15/10				2,000,000	2,083,930
	Principal Life Income Funding Trust
	5.20%, due 11/15/10				1,000,000	1,001,478
						3,596,686

	Machinery - Diversified 0.2%
	Deere & Co.
	6.95%, due 4/25/14				1,000,000	1,044,597

	Media 0.7%
	Comcast Cable Communications Holdings, Inc.
	8.375%, due 3/15/13				2,100,000	2,202,459
	Time Warner Cable, Inc.
	5.85%, due 5/1/17				2,340,000	2,061,629
	Time Warner, Inc.
	6.50%, due 11/15/36				1,000,000	759,409
						5,023,497

	Mining 0.2%
	Vulcan Materials Co.
	6.00%, due 4/1/09				1,500,000	1,507,155

	Miscellaneous - Manufacturing 0.3%
	Parker Hannifin Corp.
	7.30%, due 5/15/11				2,000,000	2,228,946

	Oil & Gas 0.4%
	ConocoPhillips
	5.90%, due 5/15/38				500,000	441,184
	Motiva Enterprises LLC
	5.20%, due 9/15/12		(a)		600,000	617,551
	Pemex Project Funding Master Trust
	5.75%, due 3/1/18		(a)		2,000,000	1,892,600
						2,951,335

	Pipelines 0.1%
	Kinder Morgan Energy Partners, L.P.
	6.95%, due 1/15/38				1,000,000	857,021

	Real Estate 0.4%
	AMB Property, L.P.
	5.45%, due 12/1/10				2,175,000	2,149,305
	Regency Centers, L.P.
	7.95%, due 1/15/11				750,000	761,784
						2,911,089

	Real Estate Investment Trusts 1.0%
	AvalonBay Communities, Inc.
	6.625%, due 9/15/11				1,000,000	1,001,826
	Federal Realty Investment Trust
	5.65%, due 6/1/16				1,000,000	880,887
	Liberty Property, L.P.
	8.50%, due 8/1/10				500,000	522,410
	ProLogis
	5.625%, due 11/15/16				500,000	425,905
	Rouse Co. (The)
	3.625%, due 3/15/09				1,000,000	890,000
	Simon Property Group, Inc.
	6.125%, due 5/30/18				1,250,000	1,107,251
	Weingarten Realty Investors
	7.00%, due 7/15/11				2,000,000	2,008,522
						6,836,801

	Retail 0.5%
	Home Depot, Inc.
	5.875%, due 12/16/36				350,000	246,041
	J.C. Penney Co., Inc.
	8.00%, due 3/1/10				420,000	428,421
	Macy's Retail Holdings, Inc.
	6.30%, due 4/1/09				1,000,000	990,958
	Wal-Mart Stores, Inc.
	6.20%, due 4/15/38				1,500,000	1,368,300
	Yum! Brands, Inc.
	6.875%, due 11/15/37				500,000	422,135
						3,455,855

	Telecommunications 0.8%
	AT&T, Inc.
	6.40%, due 5/15/38				1,250,000	1,049,025
	Embarq Corp.
	7.995%, due 6/1/36				250,000	178,777
	SBC Communications, Inc.
	5.10%, due 9/15/14				1,500,000	1,402,935
	5.875%, due 2/1/12				2,500,000	2,499,675
						5,130,412

	Transportation 1.0%
	Burlington Northern Santa Fe Corp.
	6.15%, due 5/1/37				1,175,000	1,072,366
	Norfolk Southern Corp.
	5.75%, due 4/1/18				2,100,000	2,024,194
	Union Pacific Corp.
	5.75%, due 11/15/17				2,585,000	2,392,658
	United Parcel Service
	6.20%, due 1/15/38				1,000,000	930,055
						6,419,273

	Trucking & Leasing 0.3%
	TTX Co.
	5.00%, due 4/1/12		(a)		2,050,000	2,168,859

	Total Corporate Bonds
	(Cost $123,625,080)					115,739,199

					Principal
					Amount
	Medium-Term Notes 0.7%
	Diversified Financial Services 0.6%
	American Express Credit Corp.
	7.30%, due 8/20/13				1,500,000	1,446,789
	Caterpillar Financial Services Corp.
	6.20%, due 9/30/13				1,250,000	1,249,965
	Lehman Brothers Holdings, Inc.
	6.875%, due 5/2/18		(e)		900,000	112,500
	Morgan Stanley
	6.625%, due 4/1/18				1,500,000	992,686
						3,801,940

	Real Estate 0.1%
	AMB Property, L.P.
	6.30%, due 6/1/13				1,000,000	967,380

	Total Medium-Term Notes
	(Cost $6,129,117)					4,769,320

					Principal
					Amount
	Mortgage-Backed Securities 5.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.8%
❖	Banc of America Commercial Mortgage, Inc.
	Series 2006-6, Class A2
	5.309%, due 10/10/45				3,500,000	3,337,885
	Series 2006-4, Class A3A
	5.60%, due 7/10/46		(d)		1,000,000	929,330
	Series 2006-2, Class AAB
	5.911%, due 5/10/45		(d)		2,000,000	1,869,810
	Banc of America Funding Corp.
	Series 2006-7, Class T2A3
	5.695%, due 10/25/36				1,000,000	611,287
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-8, Class A4
	5.099%, due 8/25/35		(a) (d)		500,000	455,881
❖	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW13, Class A3
	5.518%, due 9/11/41				1,000,000	923,564
	Series 2006-PW11, Class A3
	5.623%, due 3/11/39		(d)		1,000,000	915,410
	Series 2006-PW11, Class AM
	5.623%, due 3/11/39		(d)		500,000	408,837
	Series 2007-PW17, Class A3
	5.736%, due 6/11/50				1,000,000	892,894
	Series 2007-T28, Class A3
	5.793%, due 9/11/42				5,000,000	4,529,981
	Series 2006-PW12, Class AAB
	5.877%, due 9/11/38		(d)		1,000,000	929,306
	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1, Class AM
	5.733%, due 2/15/39		(d)		5,000,000	4,109,416
❖	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2006-CB16, Class A3B
	5.579%, due 5/12/45		(d)		1,000,000	918,582
	Series 2007-CB20, Class A3
	5.819%, due 2/12/51				1,000,000	889,170
	Series 2007-CIBC19, Class A3
	5.937%, due 2/12/49		(d)		6,000,000	5,195,107
	Series 2007-LD12, Class A3
	6.189%, due 2/15/51		(d)		1,000,000	899,175
	LB-UBS Commercial Mortgage Trust
	Series 2007-C6, Class AAB
	5.855%, due 7/15/40				1,000,000	899,144
	Series 2007-C6, Class A3
	5.933%, due 7/15/40				1,000,000	896,539
	Series 2006-C4, Class AAB
	6.055%, due 6/15/32		(d)		1,225,000	1,145,534
	Merrill Lynch Mortgage Trust
	Series 2005-LC1, Class A3
	5.289%, due 1/12/44		(d)		2,500,000	2,387,084
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2007-8, Class A2
	6.119%, due 8/12/49		(d)		1,000,000	907,917
	Morgan Stanley Capital I
	Series 2007-IQ14, Class AAB
	5.654%, due 4/15/49		(d)		1,000,000	885,539
	Series 2006-HQ9, Class AM
	5.773%, due 7/12/44		(d)		1,000,000	818,741
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2006-8, Class 4A3
	5.727%, due 9/25/36		(d)		1,000,000	638,911
	TBW Mortgage-Backed Pass-Through Certificates
	Series 2006-6, Class A2B
	5.66%, due 1/25/37				2,000,000	1,501,954
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29, Class AM
	5.339%, due 11/15/48				2,000,000	1,576,465

	Total Mortgage-Backed Securities
	(Cost $45,418,344)					39,473,463

					Principal
					Amount
	U.S. Government & Federal Agencies 69.0%
	Federal Home Loan Bank 0.2%
	5.00%, due 11/17/17				1,500,000	1,511,802

❖	Federal Home Loan Mortgage Corporation 3.8%
	3.75%, due 6/28/13				10,400,000	10,319,192
	4.125%, due 10/18/10				5,700,000	5,812,073
	4.75%, due 1/19/16				2,000,000	2,028,910
	5.125%, due 4/18/11				3,000,000	3,133,797
	5.50%, due 7/18/16				4,000,000	4,232,400
						25,526,372
❖	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 22.5%
	4.50%, due 4/1/22				2,525,482	2,469,402
	4.50%, due 5/1/22				73,109	71,234
	4.50%, due 4/1/23				3,389,149	3,301,182
	4.50%, due 9/1/35				1,888,994	1,789,893
	4.50%, due 11/1/37				937,130	886,888
	5.00%, due 10/1/20				1,325,507	1,319,269
	5.00%, due 12/1/20				4,090,701	4,071,451
	5.00%, due 1/1/21				648,056	643,589
	5.00%, due 5/1/21				1,208,738	1,203,050
	5.00%, due 4/1/23				4,735,582	4,698,971
	5.00%, due 8/1/35				951,499	928,343
	5.00%, due 8/1/37				4,687,648	4,569,170
	5.00%, due 6/1/38				2,000,000	1,949,451
	5.50%, due 12/1/18				1,067,636	1,085,162
	5.50%, due 9/1/21				2,192,118	2,209,607
	5.50%, due 6/1/22				1,815,308	1,829,790
	5.50%, due 8/1/22				12,280,549	12,372,075
	5.50%, due 9/1/22				2,766,974	2,787,596
	5.50%, due 12/1/22				618,523	623,133
	5.50%, due 6/1/37				16,298,908	16,225,284
	5.50%, due 7/1/37				8,545,049	8,506,451
	5.50%, due 8/1/37				2,096,408	2,086,939
	5.50%, due 9/1/37				14,050,915	13,987,446
	5.50%, due 10/1/37				3,866,435	3,848,971
	5.50%, due 11/1/37				924,281	920,106
	5.50%, due 12/1/37				4,148,381	4,129,643
	5.50%, due 1/1/38				4,097,802	4,079,292
	5.50%, due 8/1/38				10,977,249	10,927,665
	6.00%, due 7/1/21				5,473,739	5,575,497
	6.00%, due 8/1/21				1,657,266	1,688,076
	6.00%, due 8/1/36				7,285,777	7,382,300
	6.00%, due 2/1/37				898,610	910,515
	6.00%, due 6/1/37				6,112,296	6,193,272
	6.00%, due 8/1/37				5,119,155	5,186,974
	6.00%, due 9/1/37				5,555,555	5,629,156
	6.00%, due 11/1/37				2,495,995	2,529,062
	6.50%, due 7/1/17				197,343	204,480
	6.50%, due 11/1/35				287,635	296,157
	6.50%, due 8/1/37				1,000,001	1,026,506
	7.00%, due 1/1/33				1,031,092	1,083,760
	7.00%, due 9/1/33				374,261	392,951
						151,619,759
❖	Federal National Mortgage Association 7.8%
	3.00%, due 7/12/10				15,380,000	15,344,964
	3.875%, due 7/12/13				15,000,000	14,962,740
	4.375%, due 9/13/10				10,000,000	10,236,130
	4.625%, due 10/15/13				9,600,000	9,882,634
	4.875%, due 5/18/12				2,000,000	2,077,240
						52,503,708
❖	Federal National Mortgage Association (Mortgage Pass-Through Securities) 11.5%
	4.00%, due 10/1/20				862	821
	4.00%, due 3/1/22				441,363	420,158
	5.00%, due 1/1/21				231,832	231,145
	5.00%, due 8/1/22				1,740,387	1,729,972
	5.00%, due 4/1/23				2,884,286	2,867,024
	5.00%, due 3/1/34				2,203,717	2,152,151
	5.00%, due 4/1/34				6,549,508	6,396,253
	5.00%, due 5/1/37				20,268	19,764
	5.00%, due 3/1/38				998,753	973,822
	5.00%, due 4/1/38				14,159,558	13,806,106
	5.00%, due 5/1/38				1,396,852	1,361,984
	5.00%, due 6/1/38				998,739	973,808
	5.00%, due 7/1/38				998,872	973,938
	5.00%, due 10/1/38	TBA	(f)		3,500,000	3,410,312
	5.50%, due 5/1/16				87,468	89,242
	5.50%, due 1/1/21				22,120	22,359
	5.50%, due 12/1/21				121,799	122,961
	5.50%, due 1/1/22				736,246	743,270
	5.50%, due 2/1/22				798,888	806,090
	5.50%, due 3/1/22				536,436	541,554
	5.50%, due 4/1/22				164,927	166,413
	5.50%, due 7/1/22				1,866,927	1,883,759
	5.50%, due 8/1/22				906,124	914,293
	5.50%, due 10/1/22				1,607,754	1,622,248
	5.50%, due 11/1/22				905,796	913,962
	5.50%, due 12/1/22				22,762	22,967
	5.50%, due 5/1/23				581,996	587,184
	5.50%, due 6/1/23				397,697	401,282
	5.50%, due 7/1/35				591,198	590,375
	5.50%, due 7/1/37				4,374,951	4,366,564
	5.50%, due 8/1/38				13,982,699	13,954,496
	6.00%, due 2/1/14				257,770	264,365
	6.00%, due 6/1/21				387,158	394,844
	6.00%, due 7/1/21				623,168	635,540
	6.00%, due 1/1/36				1,023,122	1,037,476
	6.00%, due 3/1/36				1,947,703	1,975,028
	6.00%, due 6/1/36				12,231	12,403
	6.00%, due 7/1/36				34,676	35,162
	6.00%, due 7/1/37				1,513	1,534
	6.00%, due 8/1/37				7,215	7,316
	6.00%, due 11/1/37				3,136,763	3,180,593
	6.00%, due 2/1/38				1,927,928	1,954,867
	6.00%, due 3/1/38				779	790
	6.00%, due 4/1/38				1,015	1,029
	6.50%, due 11/1/09				23,647	23,734
	6.50%, due 10/1/36				1,860,607	1,909,968
	6.50%, due 8/1/37				400,081	410,673
	6.50%, due 10/1/37				1,446,609	1,484,905
	7.00%, due 9/1/37				487,665	510,100
	7.00%, due 10/1/37				33,033	34,552
	7.00%, due 11/1/37				31,341	32,783
	7.50%, due 7/1/28				117,750	127,589
						77,101,528
❖	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.1%
	4.50%, due 9/15/35				466,334	445,553
	5.00%, due 12/15/37				87,930	86,348
	5.00%, due 5/15/38				2,391,569	2,348,521
	5.50%, due 7/15/35				1,311,328	1,315,071
	5.50%, due 8/15/35				581,184	582,842
	5.50%, due 5/15/36				777,106	779,082
	5.50%, due 7/15/36				2,808,791	2,815,930
	5.50%, due 11/15/36				790,227	792,236
	5.50%, due 5/15/37				1,269,737	1,272,964
	5.50%, due 4/15/38				987,679	990,189
	6.00%, due 1/15/36				1,657,534	1,685,036
	6.00%, due 11/15/37				964,257	979,966
	6.00%, due 12/15/37				6,756,192	6,860,868
	6.00%, due 9/15/38				14,000,000	14,228,084
	6.00%, due 10/1/38	TBA	(f)		15,000,000	15,220,320
	6.50%, due 1/15/36				715,789	734,093
	6.50%, due 3/15/36				373,571	383,123
	6.50%, due 6/15/36				1,258,146	1,290,318
	6.50%, due 9/15/36				273,430	280,422
	6.50%, due 7/15/37				1,394,617	1,429,860
	7.00%, due 7/15/31				118,233	124,347
						54,645,173
❖	United States Treasury Bonds 2.9%
	4.375%, due 2/15/38				5,045,000	5,109,243
	5.00%, due 5/15/37				3,035,000	3,376,201
	6.25%, due 8/15/23				9,300,000	11,166,538
						19,651,982
❖	United States Treasury Notes 12.2%
	2.625%, due 5/31/10				27,500,000	27,807,230
	2.75%, due 7/30/10				1,500,000	1,523,321
	2.875%, due 6/30/10				1,000,000	1,016,484
	3.125%, due 8/31/13		(g)		3,160,000	3,184,193
	3.375%, due 7/31/13				2,400,000	2,443,687
	3.50%, due 5/31/13				13,405,000	13,733,838
	3.50%, due 2/15/18				13,530,000	13,267,856
	4.00%, due 8/15/18				3,320,000	3,367,207
	4.25%, due 8/15/15				9,900,000	10,465,379
	4.875%, due 5/31/11				5,000,000	5,359,375
						82,168,570

	Total U.S. Government & Federal Agencies
	(Cost $463,448,916)					464,728,894

					Principal
					Amount
	Yankee Bonds 3.0%		(h)
	Banks 0.1%
	Nordea Bank Sweden AB
	5.25%, due 11/30/12		(a)		800,000	777,392

	Beverages 0.2%
	Molson Coors Capital Finance ULC
	4.85%, due 9/22/10				1,500,000	1,506,015

	Diversified Financial Services 0.4%
	Rio Tinto Finance USA, Ltd.
	5.875%, due 7/15/13				2,725,000	2,671,345

	Electric 0.1%
	E.ON International Finance B.V.
	6.65%, due 4/30/38		(a)		850,000	825,575

	Foreign Governments 0.5%
	Province of Quebec Canada
	4.625%, due 5/14/18				3,000,000	2,947,344

	Multi - National 0.3%
	European Investment Bank
	4.875%, due 2/15/36				1,750,000	1,751,750

	Pipelines 0.2%
	TransCanada Pipelines, Ltd.
	4.00%, due 6/15/13				500,000	464,060
	7.25%, due 8/15/38				1,000,000	961,280
						1,425,340

	Real Estate 0.3%
	Westfield Capital Corp., Ltd./WT Finance Aust Pty, Ltd./WEA Finance LLC
	4.375%, due 11/15/10		(a)		2,000,000	1,947,200

	Telecommunications 0.9%
	Deutsche Telekom International Finance B.V.
	6.75%, due 8/20/18				1,920,000	1,779,553
	Rogers Communications, Inc.
	7.50%, due 8/15/38				1,300,000	1,295,522
	Telecom Italia Capital S.A.
	4.00%, due 1/15/10				375,000	364,121
	5.25%, due 10/1/15				250,000	208,100
	7.721%, due 6/4/38				1,500,000	1,243,230
	Telefonica Emisones S.A.U.
	7.045%, due 6/20/36				1,000,000	904,450
	Telefonica Europe B.V.
	7.75%, due 9/15/10				500,000	510,480
						6,305,456

	Total Yankee Bonds
	(Cost $20,930,402)					20,157,417

	Total Long-Term Bonds
	(Cost $700,403,210)					677,079,096

					Principal
					Amount
	Short-Term Investments 0.8%
	Commercial Paper 0.3%
	Northern Illinois Gas Co.
	4.25%, due 10/1/08				2,035,000	2,035,000
	Total Commercial Paper
	(Cost $2,035,000)					2,035,000

					Shares
	Investment Company 0.5%
	State Street Navigator Securities Lending Prime Portfolio		(i)		3,086,250	3,086,250
	Total Investment Company
	(Cost $3,086,250)					3,086,250

	Total Short-Term Investments
	(Cost $5,121,250)					5,121,250

	Total Investments
	(Cost $707,559,460)		(k)		101.3%	682,200,346

	Liabilities in Excess of
	Cash and Other Assets				(1.3)	(8,698,804)

	Net Assets				100.0%	$673,501,542

					Contracts	Unrealized
					Long	Depreciation (j)
	Futures Contracts (0.0%)		‡
	United States Treasury Note
	December 2008 (2 Year)				100	$(25,000)
	Total Futures Contracts
	(Settlement Value $21,343,750)					$(25,000)

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
❖	Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Portfolio's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at September 30, 2008, is $15,410,225, which represents 2.3% of the Portfolio's net assets.
(c)	Fair valued security. The total market value of the security at September 30, 2008 is $3,226,851, which represents 0.5% of the Portfolio's net assets.
(d)	Floating rate. Rate shown is the rate in effect at September 30, 2008.
(e)	Issuer in bankruptcy.
(f)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at September 30, 2008, is $18,630,632, which represents 2.8% of the Portfolio's net assets.

(g)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $3,069,410; cash collateral of $3,086,250 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(h)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(i)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2008.
(k)	At September 30, 2008, cost is $707,664,048 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation				$3,785,347
	Gross unrealized depreciation				(29,249,049)
	Net unrealized depreciation				$(25,463,702)

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$-	$(25,000)
Level 2 - Other Significant Observable Inputs	678,973,495	-
Level 3 - Significant Unobservable Inputs	3,226,851	-
Total	$682,200,346	$(25,000)

*Other financial instruments includes futures.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/2007	$-	$-
Accrued discounts/premiums	1	-
Realized gain (loss)	8	-*
Change in unrealized appreciation/depreciation	(190,272)	-
Net purchases (sales)	(1,227,621)	-
Net transfers in and/or out of Level 3	4,644,735	-
Balance as of 9/30/08	$3,226,851	$-
Net change in unrealized appreciation/depreciation from investments still held as of 9/30/08	(190,272)

*The realized gain (loss) earned during the period ended 9/30/2008 for other financial instruments was $0.

MainStay VP Capital Appreciation Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

		Shares	Value
	Common Stocks 86.1% †
	Aerospace & Defense 3.3%
	Precision Castparts Corp.	113,200	$8,917,896
	United Technologies Corp.	136,800	8,216,208
			17,134,104
	Beverages 3.8%
	Coca-Cola Co. (The)	161,300	8,529,544
❖	PepsiCo, Inc.	150,200	10,704,754
			19,234,298
	Biotechnology 4.1%
	Celgene Corp. (a)	140,300	8,878,184
	Genentech, Inc. (a)	76,500	6,784,020
	Gilead Sciences, Inc. (a)	118,500	5,401,230
			21,063,434
	Capital Markets 0.7%
	Goldman Sachs Group, Inc. (The)	26,300	3,366,400

	Chemicals 0.9%
	Praxair, Inc.	67,600	4,849,624

	Communications Equipment 4.5%
	Cisco Systems, Inc. (a)	380,200	8,577,312
	QUALCOMM, Inc.	174,300	7,489,671
	Research In Motion, Ltd. (a)	104,300	7,123,690
			23,190,673
	Computers & Peripherals 6.1%
	Apple, Inc. (a)	62,200	7,069,652
	EMC Corp. (a)	406,800	4,865,328
❖	Hewlett-Packard Co.	236,200	10,921,888
	International Business Machines Corp.	73,000	8,538,080
			31,394,948
	Electronic Equipment & Instruments 1.9%
	Amphenol Corp. Class A	247,000	9,914,580

	Energy Equipment & Services 7.7%
	Baker Hughes, Inc.	66,900	4,050,126
	Cameron International Corp. (a)(b)	223,100	8,598,274
	Halliburton Co.	219,600	7,112,844
	National Oilwell Varco, Inc. (a)	167,100	8,393,433
	Smith International, Inc.	115,100	6,749,464
	Transocean, Inc. (a)	40,300	4,426,552
			39,330,693
	Food & Staples Retailing 2.6%
	Kroger Co. (The)	99,600	2,737,008
❖	Wal-Mart Stores, Inc.	178,200	10,672,398
			13,409,406
	Food Products 0.5%
	General Mills, Inc.	38,900	2,673,208

	Health Care Equipment & Supplies 2.8%
	Becton, Dickinson & Co.	69,000	5,537,940
	St. Jude Medical, Inc. (a)	197,300	8,580,577
			14,118,517
	Health Care Providers & Services 1.6%
	Medco Health Solutions, Inc. (a)	184,400	8,298,000

	Hotels, Restaurants & Leisure 0.5%
	McDonald's Corp.	43,100	2,659,270

	Household Products 2.2%
	Colgate-Palmolive Co.	79,100	5,960,185
	Energizer Holdings, Inc. (a)(b)	32,100	2,585,655
	Procter & Gamble Co. (The)	39,100	2,724,879
			11,270,719
	Independent Power Producers & Energy Traders 1.5%
	NRG Energy, Inc. (a)(b)	302,100	7,476,975

	Insurance 2.2%
	Assurant, Inc.	113,700	6,253,500
	Prudential Financial, Inc.	70,800	5,097,600
			11,351,100
	Internet Software & Services 3.4%
	Akamai Technologies, Inc. (a)	239,600	4,178,624
❖	Google, Inc. Class A (a)	32,600	13,056,952
			17,235,576
	Life Sciences Tools & Services 3.6%
❖	Thermo Fisher Scientific, Inc. (a)(b)	336,000	18,480,000

	Machinery 1.5%
	Caterpillar, Inc. (b)	60,800	3,623,680
	Illinois Tool Works, Inc. (b)	88,600	3,938,270
			7,561,950
	Media 2.9%
❖	DIRECTV Group, Inc. (The) (a)(b)	568,600	14,880,262

	Multi-Utilities 0.9%
	CenterPoint Energy, Inc.	325,200	4,738,164

	Multiline Retail 1.9%
	Kohl's Corp. (a)(b)	209,100	9,635,328

	Oil, Gas & Consumable Fuels 2.9%
	Williams Cos., Inc.	315,100	7,452,115
	XTO Energy, Inc. (b)	161,125	7,495,535
			14,947,650
	Pharmaceuticals 0.9%
	Abbott Laboratories	80,900	4,658,222

	Road & Rail 2.5%
❖	Norfolk Southern Corp.	194,500	12,877,845

	Semiconductors & Semiconductor Equipment 2.9%
	Intel Corp.	530,800	9,941,884
	MEMC Electronic Materials, Inc. (a)	182,400	5,154,624
			15,096,508
	Software 7.0%
	Autodesk, Inc. (a)	175,600	5,891,380
❖	Microsoft Corp.	742,100	19,806,649
	Oracle Corp. (a)	506,800	10,293,108
			35,991,137
	Specialty Retail 4.8%
❖	AutoZone, Inc. (a)	87,400	10,779,916
❖	TJX Cos., Inc.	449,200	13,709,584
			24,489,500
	Textiles, Apparel & Luxury Goods 1.8%
	Coach, Inc. (a)	223,200	5,588,928
	Polo Ralph Lauren Corp. (b)	55,200	3,678,528
			9,267,456
	Tobacco 2.2%
	Altria Group, Inc.	127,500	2,529,600
	Philip Morris International, Inc.	179,500	8,633,950
			11,163,550
	Total Common Stocks (Cost $440,861,857)		441,759,097

	Short-Term Investments 18.1%
	Investment Company 3.1%
	State Street Navigator Securities Lending Prime Portfolio (c)	16,010,262	16,010,262
	Total Investment Company (Cost $16,010,262)		16,010,262

	Principal Amount
Time Deposit 15.0%
State Street Bank and Trust Co. 1.91%, due 10/1/08	$ 76,849,350	76,849,350
Total Time Deposit (Cost $76,849,350)		76,849,350
Total Short-Term Investment (Cost $92,859,612)		92,859,612
Total Investments (Cost $533,721,469)(d)	104.2%	534,618,709
Liabilities in Excess of Cash and Other Assets	(4.2)	(21,623,083)
Net Assets	100.0%	$512,995,626

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $15,662,260; cash collateral of $16,010,262 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	At September 30, 2008, cost is $533,721,469 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$39,820,705
Gross unrealized depreciation	(38,923,465)
Net unrealized appreciation	$897,240

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$441,759,097
Level 2 - Other Significant Observable Inputs	92,859,612
Level 3 - Significant Unobservable Inputs	-
Total	$534,618,709

The Portfolio did not hold other financial instruments as of September 30, 2008.

At September 30, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cash Management Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 100.2% †
Commercial Paper 56.6%
Abbey National North America LLC
2.53%, due 10/8/08 (a)	$8,500,000	$8,495,818
Allianz Finance Corp.
2.45%, due 11/7/08 (a)(b)	4,000,000	3,989,928
2.75%, due 10/15/08 (a)(b)	5,000,000	4,994,653
American Express Credit Corp.
2.64%, due 10/31/08 (a)	6,975,000	6,959,655
American Honda Finance Corp.
2.16%, due 10/6/08 (a)	7,000,000	6,997,900
2.17%, due 10/3/08 (a)	3,125,000	3,124,623
2.18%, due 10/21/08 (a)	3,750,000	3,745,458
AstraZeneca PLC
2.50%, due 10/15/08 (a)(b)	2,685,000	2,682,390
2.62%, due 10/15/08 (a)(b)	5,500,000	5,494,396
Australia & New Zealand Banking Group, Ltd.
2.70%, due 10/16/08 (a)(b)	6,000,000	5,993,250
BNP Paribas Finance, Inc.
2.71%, due 11/7/08 (a)	3,500,000	3,490,252
Caterpillar, Inc.
1.80%, due 10/31/08 (a)(b)	9,500,000	9,485,750
Chevron Funding Corp.
2.40%, due 10/28/08 (a)	12,000,000	11,978,400
2.40%, due 10/31/08 (a)	7,000,000	6,986,000
Dexia Delaware LLC
2.46%, due 10/15/08 (a)	5,850,000	5,844,404
2.48%, due 10/15/08 (a)	5,000,000	4,995,178
2.79%, due 10/10/08 (a)	6,500,000	6,495,466
Electricite de France
2.21%, due 10/10/08 (a)(b)	6,000,000	5,996,685
2.33%, due 10/20/08 (a)(b)	4,000,000	3,995,081
2.38%, due 10/10/08 (a)(b)	7,000,000	6,995,835
Emerson Electric Co.
2.05%, due 10/28/08 (a)(b)	9,000,000	8,986,162
European Investment Bank
2.19%, due 12/3/08 (a)	8,500,000	8,467,424
2.20%, due 12/4/08 (a)	5,000,000	4,980,444
2.40%, due 11/14/08 (a)	8,000,000	7,976,533
Export Development Canada
2.22%, due 10/8/08 (a)	8,500,000	8,496,331
General Electric Capital Corp.
2.37%, due 10/1/08 (a)	8,500,000	8,500,000
2.52%, due 11/10/08 (a)	8,500,000	8,476,200
HSBC Finance Corp.
2.45%, due 10/9/08 (a)	6,000,000	5,996,733
2.62%, due 10/7/08 (a)	8,000,000	7,996,507
2.72%, due 11/19/08 (a)	3,500,000	3,487,042
ING U.S. Funding LLC
2.575%, due 10/9/08 (a)	5,000,000	4,997,139
2.70%, due 11/3/08 (a)	4,000,000	3,990,100
International Business Machines Corp.
2.30%, due 11/4/08 (a)(b)	9,000,000	8,980,939
Johnson & Johnson
2.02%, due 11/18/08 (a)(b)	9,000,000	8,975,760
2.04%, due 10/30/08 (a)(b)	6,000,000	5,990,140
JPMorgan Chase & Co.
2.62%, due 11/17/08 (a)	8,000,000	7,972,636
2.67%, due 11/12/08 (a)	8,900,000	8,872,276
KfW International Finance, Inc.
2.26%, due 10/28/08 (a)(b)	8,500,000	8,485,593
Lloyds TSB Bank PLC
2.55%, due 10/22/08 (a)	8,500,000	8,487,356
Merck & Co., Inc.
2.10%, due 10/20/08 (a)	8,000,000	7,991,133
2.10%, due 11/5/08 (a)	9,000,000	8,981,625
Metlife Funding, Inc.
2.08%, due 11/3/08 (a)	3,675,000	3,667,993
2.10%, due 11/3/08 (a)	8,500,000	8,483,638
National Australia Funding Delaware, Inc.
2.69%, due 11/7/08 (a)(b)	5,000,000	4,986,176
2.70%, due 11/6/08 (a)(b)	12,000,000	11,967,600
Nationwide Building Society
2.73%, due 10/3/08 (a)(b)	6,050,000	6,049,082
2.74%, due 10/24/08 (a)(b)	4,000,000	3,992,998
2.75%, due 11/7/08 (a)(b)	4,150,000	4,138,270
2.87%, due 11/3/08 (a)(b)	2,500,000	2,493,423
Nestle Capital Corp.
2.10%, due 10/17/08 (a)(b)	2,500,000	2,497,667
2.14%, due 10/23/08 (a)(b)	8,125,000	8,114,374
Pfizer, Inc.
2.05%, due 1/22/09 (a)(b)	10,000,000	9,935,653
2.10%, due 12/1/08 (a)(b)	6,000,000	5,978,650
President & Fellowships of Harvard College
2.04%, due 12/2/08 (a)	3,600,000	3,587,352
Private Export Funding Corp.
2.25%, due 11/4/08 (a)(b)	10,000,000	9,978,750
2.38%, due 12/17/08 (a)(b)	5,275,000	5,248,147
Prudential Funding LLC
2.53%, due 11/13/08 (a)	8,825,000	8,798,331
Quebec Government
2.40%, due 12/29/08 (a)(b)	7,000,000	6,958,467
Rabobank USA Finance Corp.
2.66%, due 10/3/08 (a)	3,925,000	3,924,420
2.85%, due 2/26/09 (a)	11,000,000	10,871,117
Royal Bank of Canada
2.67%, due 12/8/08 (a)	13,975,000	13,904,519
Royal Bank of Scotland
2.65%, due 10/7/08 (a)	8,500,000	8,496,246
2.65%, due 10/16/08 (a)	5,625,000	5,618,789
Societe Generale North America, Inc.
2.40%, due 10/14/08 (a)	6,000,000	5,994,800
2.71%, due 12/16/08 (a)	5,000,000	4,971,394
2.75%, due 11/26/08 (a)	6,000,000	5,974,333
Svenska Handelsbanken, Inc.
2.55%, due 10/16/08 (a)	5,000,000	4,994,688
2.56%, due 10/24/08 (a)	8,000,000	7,986,916
Swedish Export Credit
2.25%, due 10/17/08 (a)	9,000,000	8,991,000
2.92%, due 10/23/08 (a)	4,675,000	4,666,658
Toyota Motor Credit Corp.
2.42%, due 10/14/08 (a)	4,000,000	3,996,504
2.53%, due 10/9/08 (a)	8,000,000	7,995,502
2.75%, due 10/29/08 (a)	7,000,000	6,985,028
Unilever Capital Corp.
2.61%, due 10/14/08 (a)(b)	8,000,000	7,992,460
2.68%, due 10/27/08 (a)(b)	7,700,000	7,685,096
USAA Capital Corp.
2.20%, due 11/14/08 (a)	11,000,000	10,938,828
Wal-Mart Stores, Inc.
2.05%, due 11/3/08 (a)(b)	8,500,000	8,484,027
2.10%, due 11/10/08 (a)(b)	9,000,000	8,979,000
Wells Fargo & Co.
2.56%, due 10/29/08 (a)	8,500,000	8,483,076
2.66%, due 12/5/08 (a)	9,000,000	8,956,775
		549,596,942
Corporate Bonds 1.9%
Bank of America N.A.
2.813%, due 12/18/08 (c)	6,375,000	6,373,811
Wachovia Bank N.A.
2.461%, due 2/23/09 (c)	5,250,000	5,244,624
2.758%, due 10/3/08 (c)	6,600,000	6,599,954
		18,218,389
Federal Agencies 41.7%
Federal Home Loan Bank
2.291%, due 12/12/08 (a)(c)	6,000,000	6,000,000
2.592%, due 12/24/08 (a)(c)	6,000,000	6,000,000
2.599%, due 2/18/09 (a)(c)	5,600,000	5,601,428
2.70%, due 3/17/09 (a)	8,000,000	8,000,000
2.75%, due 2/20/09 (a)	7,800,000	7,800,000
Federal Home Loan Bank (Discount Notes)
0.15%, due 10/6/08 (a)	14,450,000	14,449,699
0.35%, due 10/3/08 (a)	35,000,000	34,999,319
0.50%, due 10/1/08 (a)	28,300,000	28,300,000
0.75%, due 10/8/08 (a)	5,000,000	4,999,271
0.75%, due 10/10/08 (a)	35,000,000	34,993,438
0.75%, due 10/17/08 (a)	18,050,000	18,043,983
1.25%, due 10/2/08 (a)	3,300,000	3,299,885
2.05%, due 10/21/08 (a)	9,400,000	9,389,294
2.05%, due 10/22/08 (a)	9,200,000	9,188,998
2.08%, due 10/21/08 (a)	4,525,000	4,519,771
2.09%, due 10/30/08 (a)	8,825,000	8,810,142
2.20%, due 11/12/08 (a)	5,050,000	5,037,038
2.21%, due 12/16/08 (a)	9,350,000	9,306,377
2.27%, due 1/5/09 (a)	6,950,000	6,907,929
2.29%, due 1/2/09 (a)	9,000,000	8,946,758
2.34%, due 10/17/08 (a)	9,675,000	9,664,938
2.56%, due 10/2/08 (a)	6,650,000	6,649,527
Federal Home Loan Mortgage Corporation
2.37%, due 4/7/09 (a)(c)	8,100,000	8,100,000
Federal Home Loan Mortgage Corporation (Discount Notes)
1.00%, due 10/20/08 (a)	8,518,000	8,513,504
2.35%, due 10/20/08 (a)	5,500,000	5,493,179
2.42%, due 10/27/08 (a)	8,075,000	8,060,887
2.46%, due 11/5/08 (a)	9,200,000	9,177,997
2.50%, due 11/10/08 (a)	4,350,000	4,337,917
2.62%, due 12/9/08 (a)	9,825,000	9,775,662
Federal National Mortgage Association (Discount Notes)
0.21%, due 10/14/08 (a)	16,325,000	16,323,762
1.15%, due 10/10/08 (a)	5,000,000	4,998,563
1.98%, due 11/3/08 (a)	11,000,000	10,980,035
2.26%, due 1/6/09 (a)	9,000,000	8,945,195
2.40%, due 10/6/08 (a)	6,525,000	6,522,825
2.45%, due 10/1/08 (a)	9,900,000	9,900,000
2.645%, due 12/31/08 (a)	4,900,000	4,867,548
United States Treasury Bills
1.15%, due 10/23/08 (a)	4,150,000	4,145,659
1.64%, due 12/11/08 (a)	12,400,000	12,359,905
1.808%, due 10/2/08 (a)	11,500,000	11,499,423
1.855%, due 3/5/09 (a)	10,000,000	9,920,154
		404,830,010
Total Short-Term Investments (d)
(Amortized Cost $972,645,341)	100.2%	972,645,341
Liabilities in Excess of
Cash and Other Assets	(0.2)	(1,760,375)
Net Assets	100.0%	$970,884,966

†	Percentages indicated are based on Portfolio net assets.
(a)	Interest rate presented is yield to maturity.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Floating rate. Rate shown is the rate in effect at September 30, 2008.
(d)	The cost stated also represents the aggregate cost for federal income tax purposes.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	972,645,341
Level 3 - Significant Unobservable Inputs	-
Total	$972,645,341

The Portfolio did not hold other financial instruments as of September 30, 2008.

At September 30, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

	MainStay VP Common Stock Portfolio
	Portfolio of Investments		September 30, 2008 (unaudited)

			Shares	Value
	Common Stocks 99.5%	†
	Aerospace & Defense 1.8%
	Boeing Co. (The)		133,570	$7,660,239
	Honeywell International, Inc.		116,528	4,841,738
	Lockheed Martin Corp.		361	39,591
	Northrop Grumman Corp.		18,624	1,127,497
	United Technologies Corp.		12,268	736,816
				14,405,881

	Air Freight & Logistics 0.9%
	FedEx Corp.		83,396	6,591,620
	United Parcel Service, Inc. Class B		7,619	479,159
				7,070,779

	Airlines 0.5%
	Southwest Airlines Co.		294,098	4,267,362

	Auto Components 0.1%
	BorgWarner, Inc.		18,436	604,148

	Beverages 2.0%
	Anheuser-Busch Cos., Inc.		77,601	5,034,753
	Coca-Cola Co. (The)		79,199	4,188,043
	Coca-Cola Enterprises, Inc.		37,366	626,628
	Pepsi Bottling Group, Inc. (The)		47,516	1,386,042
	PepsiCo, Inc.		75,592	5,387,442
				16,622,908

	Biotechnology 1.6%
	Amgen, Inc.	(a)	176,474	10,459,614
	Biogen Idec, Inc.	(a)	31,573	1,587,806
	Cephalon, Inc.	(a)	9,112	706,089
	Gilead Sciences, Inc.	(a)	15,389	701,431
				13,454,940

	Building Products 0.0%	‡
	Masco Corp.		10,152	182,127

	Capital Markets 4.5%
	Ameriprise Financial, Inc.		89,213	3,407,937
	Bank of New York Mellon Corp. (The)		189,893	6,186,714
	Charles Schwab Corp. (The)		294,939	7,668,414
	Eaton Vance Corp.		926	32,623
	Federated Investors, Inc. Class B		16,958	489,238
	Franklin Resources, Inc.		6,975	614,707
	Goldman Sachs Group, Inc. (The)		9,402	1,203,456
	Invesco, Ltd.		19,392	406,844
	Merrill Lynch & Co., Inc.		126,666	3,204,650
	Morgan Stanley		85,124	1,957,852
	Northern Trust Corp.		66,714	4,816,751
	Raymond James Financial, Inc.		7,320	241,414
	State Street Corp.		107,944	6,139,855
				36,370,455

	Chemicals 1.0%
	Airgas, Inc.		19,690	977,608
	Ashland, Inc.		22,522	658,543
	CF Industries Holdings, Inc.		18,190	1,663,657
	Eastman Chemical Co.		7,575	417,079
	Hercules, Inc.		6,925	137,046
	Monsanto Co.		35,554	3,519,135
	Rohm & Haas Co.		3,825	267,750
	Terra Industries, Inc.		29,345	862,743
				8,503,561

	Commercial & Professional Services 0.4%
	Allied Waste Industries, Inc.	(a)	14,482	160,895
	Avery Dennison Corp.		5,540	246,419
	Brink's Co. (The)		9,120	556,502
	Manpower, Inc.		9,769	421,630
	Monster Worldwide, Inc.	(a)	14,500	216,195
	R.R. Donnelley & Sons Co.		10,585	259,650
	Robert Half International, Inc.		62,779	1,553,780
	Waste Management, Inc.		2,650	83,448
				3,498,519

	Commercial Banks 0.8%
	Bank of Hawaii Corp.		1,813	96,905
	BB&T Corp.		5,590	211,302
	Cullen/Frost Bankers, Inc.		10,576	634,560
	PNC Financial Services Group, Inc.		3,237	241,804
	Regions Financial Corp.		11,616	111,514
	SunTrust Banks, Inc.		3,885	174,786
	U.S. Bancorp		9,677	348,566
	Wachovia Corp.		12,268	42,938
	Wells Fargo & Co.		132,453	4,970,961
				6,833,336

	Communications Equipment 2.0%
❖	Cisco Systems, Inc.	(a)	653,646	14,746,254
	F5 Networks, Inc.	(a)	1,346	31,469
	QUALCOMM, Inc.		37,938	1,630,196
	Tellabs, Inc.	(a)	60,865	247,112
				16,655,031

	Computers & Peripherals 6.7%
	Apple, Inc.	(a)	51,749	5,881,791
	Dell, Inc.	(a)	350,473	5,775,795
	Diebold, Inc.		2,742	90,788
	EMC Corp.	(a)	425,705	5,091,432
❖	Hewlett-Packard Co.		304,155	14,064,127
❖	International Business Machines Corp.		149,308	17,463,064
	Lexmark International, Inc. Class A	(a)	36,507	1,189,033
	NetApp, Inc.	(a)	136,795	2,493,773
	QLogic Corp.	(a)	37,597	577,490
	Sun Microsystems, Inc.	(a)	39,037	296,681
	Western Digital Corp.	(a)	71,158	1,517,089
				54,441,063

	Construction & Engineering 0.3%
	Fluor Corp.		35,261	1,964,038
	Shaw Group, Inc. (The)	(a)	13,672	420,141
				2,384,179

	Consumer Finance 2.0%
	American Express Co.		204,195	7,234,629
	Capital One Financial Corp.		139,348	7,106,748
	Discover Financial Services		163,009	2,252,784
				16,594,161

	Containers & Packaging 0.1%
	Pactiv Corp.	(a)	19,764	490,740
	Sonoco Products Co.		3,755	111,448
				602,188

	Diversified Financial Services 2.0%
	Bank of America Corp.		91,636	3,207,260
	Citigroup, Inc.		177,447	3,639,438
	JPMorgan Chase & Co.		198,080	9,250,336
	Moody's Corp.		10,473	356,082
				16,453,116

	Diversified Telecommunication Services 3.0%
	AT&T, Inc.		451,317	12,600,771
	Verizon Communications, Inc.		368,156	11,814,126
				24,414,897

	Electric Utilities 1.0%
	Edison International		78,269	3,122,933
	FPL Group, Inc.		93,448	4,700,434
	Sierra Pacific Resources		19,345	185,325
				8,008,692

	Electrical Equipment 0.3%
	Emerson Electric Co.		40,309	1,644,204
	Hubbel, Inc. Class B		11,395	399,395
				2,043,599

	Electronic Equipment, Instruments & Components 0.4%
	Agilent Technologies, Inc.	(a)	41,548	1,232,314
	Arrow Electronics, Inc.	(a)	14,859	389,603
	Ingram Micro, Inc. Class A	(a)	11,580	186,091
	Jabil Circuit, Inc.		46,902	447,445
	Molex, Inc.		55,469	1,245,279
				3,500,732

	Energy Equipment & Services 2.9%
	ENSCO International, Inc.		57,695	3,324,963
	FMC Technologies, Inc.	(a)	37,875	1,763,081
	Halliburton Co.		12,758	413,232
	Helmerich & Payne, Inc.		33,374	1,441,423
	Nabors Industries, Ltd.	(a)	99,133	2,470,394
	National Oilwell Varco, Inc.	(a)	51,628	2,593,274
	Noble Corp.		86,940	3,816,666
	Patterson-UTI Energy, Inc.		49,636	993,713
	Pride International, Inc.	(a)	40,923	1,211,730
	Schlumberger, Ltd.		46,255	3,612,053
	Superior Energy Services, Inc.	(a)	22,751	708,466
	Tidewater, Inc.		16,654	921,965
				23,270,960

	Food & Staples Retailing 2.8%
	BJ's Wholesale Club, Inc.	(a)	7,204	279,947
	Safeway, Inc.		118,716	2,815,944
	SUPERVALU, Inc.		10,048	218,042
	Sysco Corp.		111,151	3,426,785
❖	Wal-Mart Stores, Inc.		268,665	16,090,347
				22,831,065

	Food Products 0.6%
	Corn Products International, Inc.		17,668	570,323
	General Mills, Inc.		44,686	3,070,822
	Tyson Foods, Inc. Class A		3,464	41,360
	Wm. Wrigley Jr. Co.		18,226	1,447,144
				5,129,649

	Gas Utilities 0.1%
	Nicor, Inc.	(b)	11,316	501,865

	Health Care Equipment & Supplies 1.2%
	Baxter International, Inc.		16,217	1,064,322
	Becton, Dickinson & Co.		10,998	882,699
	Boston Scientific Corp.	(a)	109,561	1,344,313
	C.R. Bard, Inc.		5,158	489,339
	Covidien, Ltd.		6,667	358,418
	Edwards Lifesciences Corp.	(a)	13,293	767,804
	Hospira, Inc.	(a)	15,804	603,713
	Kinetic Concepts, Inc.	(a)	2,237	63,956
	Medtronic, Inc.		63,107	3,161,661
	Teleflex, Inc.		5,322	337,894
	Varian Medical Systems, Inc.	(a)	12,030	687,274
				9,761,393

	Health Care Providers & Services 1.8%
	Aetna, Inc.		105,664	3,815,527
	CIGNA Corp.		86,582	2,942,056
	Community Health Systems, Inc.	(a)	7,884	231,080
	Henry Schein, Inc.	(a)	353	19,006
	Laboratory Corp. of America Holdings	(a)	24,366	1,693,437
	Lincare Holdings, Inc.	(a)	14,654	440,939
	Omnicare, Inc.		33,383	960,429
	Patterson Cos., Inc.	(a)	6,241	189,789
	Quest Diagnostics, Inc.		18,919	977,545
	Universal Health Services, Inc. Class B		14,254	798,652
	WellPoint, Inc.	(a)	55,234	2,583,294
				14,651,754

	Hotels, Restaurants & Leisure 0.3%
	Carnival Corp.		12,836	453,753
	Darden Restaurants, Inc.		49,093	1,405,533
	McDonald's Corp.		11,557	713,067
	Wendys/Arbys Group, Inc. Class A		36,831	193,728
				2,766,081

	Household Durables 0.9%
	Centex Corp.		5,861	94,948
	D.R. Horton, Inc.		81,811	1,065,179
	Harman International Industries, Inc.		8,795	299,646
	KB Home		11,300	222,384
	Leggett & Platt, Inc.		37,743	822,420
	Lennar Corp. Class A		35,022	531,984
	NVR, Inc.	(a)	1,698	971,256
	Pulte Homes, Inc.		73,472	1,026,404
	Snap-on, Inc.		5,734	301,952
	Stanley Works (The)		27,319	1,140,295
	Toll Brothers, Inc.	(a)	25,965	655,097
				7,131,565

	Household Products 2.4%
	Church & Dwight Co., Inc.		13,683	849,577
	Kimberly-Clark Corp.		21,393	1,387,122
❖	Procter & Gamble Co. (The)		246,559	17,182,697
				19,419,396

	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The)	(a)	104,615	1,222,949

	Industrial Conglomerates 2.9%
	3M Co.		108,533	7,413,889
❖	General Electric Co.		627,017	15,988,933
				23,402,822

	Insurance 6.2%
	Aflac, Inc.		119,467	7,018,686
	Allstate Corp. (The)		110,016	5,073,938
	American International Group, Inc.		16,098	53,606
	Assurant, Inc.		9,523	523,765
	Cincinnati Financial Corp.		32,293	918,413
	Everest Re Group, Ltd.		9,859	853,099
	Genworth Financial, Inc. Class A		150,948	1,299,662
	HCC Insurance Holdings, Inc.		22,957	619,839
	Loews Corp.		136,339	5,384,027
	MetLife, Inc.		146,786	8,220,016
	Old Republic International Corp.		55,125	702,844
	Philadelphia Consolidated Holding Corp.	(a)	4,733	277,212
	Principal Financial Group, Inc.		89,174	3,878,177
	Protective Life Corp.		3,852	109,821
	Prudential Financial, Inc.		101,716	7,323,552
	StanCorp Financial Group, Inc.		9,083	472,316
	Travelers Cos., Inc. (The)		95,291	4,307,153
	Unum Group		88,857	2,230,311
	W.R. Berkley Corp.		47,591	1,120,768
				50,387,205

	Internet & Catalog Retail 0.1%
	Expedia, Inc.	(a)	33,280	502,861

	Internet Software & Services 1.5%
	eBay, Inc.	(a)	276,899	6,197,000
	Google, Inc. Class A	(a)	9,054	3,626,308
	VeriSign, Inc.	(a)	16,050	418,584
	Yahoo!, Inc.	(a)	113,613	1,965,505
				12,207,397

	IT Services 1.3%
	Affiliated Computer Services, Inc. Class A	(a)	38,389	1,943,635
	Alliance Data Systems Corp.	(a)	10,688	677,405
	Broadridge Financial Solutions LLC		45,003	692,596
	Computer Sciences Corp.	(a)	60,670	2,438,327
	Fiserv, Inc.	(a)	64,903	3,071,210
	Global Payments, Inc.		6,337	284,278
	Lender Processing Services, Inc.		6,641	202,683
	Western Union Co. (The)		51,258	1,264,535
				10,574,669

	Leisure Equipment & Products 0.3%
	Eastman Kodak Co.		36,792	565,861
	Hasbro, Inc.		55,217	1,917,134
				2,482,995

	Life Sciences Tools & Services 0.3%
	Applied Biosystems, Inc.		67,236	2,302,833
	Thermo Fisher Scientific, Inc.	(a)	9,006	495,330
				2,798,163

	Machinery 1.7%
	AGCO Corp.	(a)	9,634	410,505
	Caterpillar, Inc.		74,016	4,411,354
	Cummins, Inc.		33,334	1,457,362
	Dover Corp.		58,632	2,377,528
	Flowserve Corp.		778	69,063
	Illinois Tool Works, Inc.		31,167	1,385,373
	Joy Global, Inc.		3,056	137,948
	Lincoln Electric Holdings, Inc.		1,776	114,215
	Nordson Corp.		4,174	204,985
	Parker Hannifin Corp.		67,385	3,571,405
				14,139,738

	Media 2.7%
	CBS Corp. Class B		36,305	529,327
	Comcast Corp. Class A		308,895	6,063,609
	DIRECTV Group, Inc. (The)	(a)	231,407	6,055,921
	DreamWorks Animation SKG, Inc. Class A	(a)	12,658	398,094
	Interpublic Group of Cos., Inc. (The)	(a)	93,981	728,353
	Time Warner, Inc.		613,637	8,044,781
	Walt Disney Co. (The)		8,193	251,443
				22,071,528

	Metals & Mining 1.1%
	Freeport-McMoRan Copper & Gold, Inc. Class B		82,673	4,699,960
	Nucor Corp.		48,886	1,930,997
	Reliance Steel & Aluminum Co.		20,342	772,386
	United States Steel Corp.		24,566	1,906,567
				9,309,910

	Multiline Retail 0.9%
	Big Lots, Inc.	(a)	32,766	911,878
	Dollar Tree, Inc.	(a)	23,253	845,479
	Family Dollar Stores, Inc.		51,286	1,215,478
	J.C. Penney Co., Inc.		29,214	973,995
	Kohl's Corp.	(a)	15,949	734,930
	Macy's, Inc.		111,657	2,007,593
	Sears Holdings Corp.	(a) (b)	3,471	324,538
				7,013,891

	Multi-Utilities 0.5%
	MDU Resources Group, Inc.		2,946	85,434
	PG&E Corp.		101,008	3,782,750
	TECO Energy, Inc.		3,198	50,305
				3,918,489

	Oil, Gas & Consumable Fuels 12.2%
	Apache Corp.		58,528	6,103,300
	Arch Coal, Inc.		14,789	486,410
	Chesapeake Energy Corp.		96,150	3,447,939
	Chevron Corp.		168,649	13,910,169
	Cimarex Energy Co.		26,601	1,301,055
	ConocoPhillips		181,193	13,272,387
	Devon Energy Corp.		67,605	6,165,576
	Encore Acquisition Co.	(a)	6,382	266,640
	EOG Resources, Inc.		8,353	747,259
❖	ExxonMobil Corp.		452,837	35,167,321
	Forest Oil Corp.	(a)	7,391	366,594
	Hess Corp.		34,814	2,857,533
	Marathon Oil Corp.		7,082	282,359
	Massey Energy Co.		28,680	1,023,016
	Murphy Oil Corp.		51,234	3,286,149
	Noble Energy, Inc.		23,753	1,320,429
	Occidental Petroleum Corp.		125,478	8,839,925
	Plains Exploration & Production Co.	(a)	8,733	307,052
	Southwestern Energy Co.	(a)	17,042	520,463
				99,671,576

	Paper & Forest Products 0.1%
	International Paper Co.		29,454	771,106
	MeadWestvaco Corp.		14,590	340,093
				1,111,199

	Personal Products 0.0%	‡
	Estee Lauder Cos., Inc. (The) Class A		2,823	140,896

	Pharmaceuticals 6.9%
	Abbott Laboratories		39,303	2,263,067
	Eli Lilly & Co.		152,605	6,719,198
	Endo Pharmaceuticals Holdings, Inc.	(a)	38,604	772,080
	Forest Laboratories, Inc.	(a)	122,696	3,469,843
❖	Johnson & Johnson		217,058	15,037,778
	King Pharmaceuticals, Inc.	(a)	99,061	949,004
	Merck & Co., Inc.		227,989	7,195,333
❖	Pfizer, Inc.		804,171	14,828,913
	Schering-Plough Corp.		215,611	3,982,335
	Watson Pharmaceuticals, Inc.	(a)	36,469	1,039,366
	Wyeth		776	28,665
				56,285,582

	Real Estate Investment Trusts 0.0%	‡
	Liberty Property Trust		2,190	82,453

	Road & Rail 2.5%
	Burlington Northern Santa Fe Corp.		1,802	166,559
	CSX Corp.		95,604	5,217,110
	J.B. Hunt Transport Services, Inc.		23,843	795,641
	Kansas City Southern	(a)	13,285	589,323
	Norfolk Southern Corp.		88,013	5,827,341
	Ryder System, Inc.		23,070	1,430,340
	Union Pacific Corp.		83,813	5,964,133
				19,990,447

	Semiconductors & Semiconductor Equipment 2.8%
	Altera Corp.		14,642	302,797
	Analog Devices, Inc.		43,544	1,147,384
	Applied Materials, Inc.		85,169	1,288,607
	Broadcom Corp. Class A	(a)	42,717	795,818
	Intel Corp.		414,471	7,763,042
	KLA-Tencor Corp.		26,995	854,392
	Lam Research Corp.	(a)	30,261	952,919
	LSI Corp.	(a)	161,947	868,036
	National Semiconductor Corp.		64,174	1,104,435
	Novellus Systems, Inc.	(a)	40,131	788,173
	Teradyne, Inc.	(a)	3,474	27,132
	Texas Instruments, Inc.		293,469	6,309,583
	Xilinx, Inc.		11,608	272,208
				22,474,526

	Software 4.2%
	Activision Blizzard, Inc.	(a)	24,698	381,090
	Adobe Systems, Inc.	(a)	35,972	1,419,815
	Autodesk, Inc.	(a)	15,610	523,715
	BMC Software, Inc.	(a)	55,470	1,588,106
	Citrix Systems, Inc.	(a)	9,529	240,703
	Compuware Corp.	(a)	38,574	373,782
❖	Microsoft Corp.		763,297	20,372,397
	Oracle Corp.	(a)	155,376	3,155,687
	Sybase, Inc.	(a)	25,492	780,565
	Symantec Corp.	(a)	283,801	5,556,824
	Synopsys, Inc.	(a)	11,115	221,744
				34,614,428

	Specialty Retail 3.9%
	Abercrombie & Fitch Co. Class A		26,225	1,034,576
	Advance Auto Parts, Inc.		22,650	898,299
	American Eagle Outfitters, Inc.		16,527	252,037
	AutoZone, Inc.	(a)	8,998	1,109,813
	Best Buy Co., Inc.		128,994	4,837,275
	Foot Locker, Inc.		18,449	298,136
	Gap, Inc. (The)		157,047	2,792,296
	Home Depot, Inc. (The)		195,787	5,068,925
	Limited Brands, Inc.		14,656	253,842
	Lowe's Cos., Inc.		272,484	6,455,146
	RadioShack Corp.		39,529	683,061
	Ross Stores, Inc.		37,001	1,362,007
	Sherwin-Williams Co. (The)		34,676	1,982,080
	TJX Cos., Inc.		160,021	4,883,841
				31,911,334

	Textiles, Apparel & Luxury Goods 0.6%
	Coach, Inc.	(a)	67,570	1,691,953
	Hanesbrands, Inc.	(a)	15,226	331,165
	Jones Apparel Group, Inc.		23,032	426,322
	NIKE, Inc. Class B		14,423	964,899
	Polo Ralph Lauren Corp.		23,172	1,544,182
				4,958,521

	Tobacco 1.8%
	Altria Group, Inc.		329,442	6,536,129
	Lorillard, Inc.		5,020	357,173
	Philip Morris International, Inc.		126,256	6,072,914
	Reynolds American, Inc.		34,789	1,691,441
	UST, Inc.		2,837	188,774
				14,846,431

	Wireless Telecommunication Services 0.4%
	Sprint Nextel Corp.		491,166	2,996,113
	Telephone and Data Systems, Inc.		13,225	472,794
				3,468,907

	Total Common Stocks
	(Cost $901,571,543)			811,964,319

			Shares
	Exchange Traded Fund 0.4%	(c)
	S&P 500 Index - SPDR Trust Series 1		29,049	3,369,393
	Total Exchange Traded Fund
	(Cost $3,566,327)			3,369,393

			Shares
	Short-Term Investment 0.1%
	Investment Company 0.1%
	State Street Navigator Securities Lending Prime Portfolio	(d)	994,990	994,990

	Total Short-Term Investment
	(Cost $994,990)			994,990

	Total Investments
	(Cost $906,132,860)	(e)	100.0%	816,328,702

	Cash and Other Assets,
	Less Liabilities		0.0 ‡	26,603

	Net Assets		100.0%	$816,355,305

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
❖	Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $967,941; cash collateral of $994,990 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At September 30, 2008, cost is $915,630,180 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$30,742,260
	Gross unrealized depreciation		(130,043,738)
	Net unrealized depreciation		$(99,301,478)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$815,333,712
Level 2 - Other Significant Observable Inputs	994,990
Level 3 - Significant Unobservable Inputs	-
Total	$816,328,702

The Portfolio did not hold other financial instruments as of September 30, 2008.

At September 30, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

	MainStay VP Conservative Allocation Portfolio
	Portfolio of Investments		September 30, 2008 (unaudited)

			Shares	Value

	Affiliated Investment Companies 100.0%	†
	Equity Funds 39.2%
	MainStay 130/30 Core Fund Class I		701,952	$5,201,465
	MainStay 130/30 Growth Fund Class I	(a) (b)	492,501	4,004,032
	MainStay 130/30 International Fund Class I		536,428	3,529,695
	MainStay Growth Equity Fund Class I	(b)	415,200	4,168,605
	MainStay ICAP Equity Fund Class I		355,695	11,627,671
	MainStay ICAP International Fund Class I		130,802	3,627,136
	MainStay Large Cap Opportunity Fund Class I		83,449	637,552
	MainStay MAP Fund Class I		129,910	3,712,828
	MainStay VP Common Stock Portfolio Initial Class		1,083,647	20,752,386
	MainStay VP ICAP Select Equity Portfolio Initial Class		1,009,648	11,511,953
	MainStay VP International Equity Portfolio Initial Class		258,331	3,773,248
	MainStay VP Large Cap Growth Portfolio Initial Class		1,358,521	16,229,056
	MainStay VP S&P 500 Index Portfolio Initial Class		6,948	168,404
				88,944,031

	Fixed Income Funds 60.8%
	MainStay 130/30 High Yield Fund Class I	(b)	1,117,204	10,177,728
	MainStay Institutional Bond Fund Class I		1,612,266	15,542,245
	MainStay VP Bond Portfolio Initial Class	(b)	6,316,488	88,397,224
	MainStay VP Floating Rate Portfolio Initial Class	(b)	1,982,703	17,109,545
	MainStay VP High Yield Corporate Bond Portfolio Initial Class		735,207	6,844,150
				138,070,892
	Total Affiliated Investment Companies
	(Cost $248,793,431)	(c)	100.0%	227,014,923
	Liabilities in Excess of
	Cash and Other Assets		(0.0)‡	(34,026)
	Net Assets		100.0%	$226,980,897

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing Underlying Portfolio/Fund.
(b)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio/Fund Share Class.
(c)	At September 30, 2008, cost is $248,860,816 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$616,926
	Gross unrealized depreciation		(22,462,819)
	Net unrealized depreciation		$(21,845,893)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$227,014,923
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$227,014,923

The Portfolio did not hold other financial instruments as of September 30, 2008.

At September 30, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

		Principal Amount	Value
	Convertible Securities 86.2%† Convertible Bonds 66.7%
	Aerospace & Defense 2.9%
	L-3 Communications Corp.
	3.00%, due 8/1/35 (a)	$4,360,000	$4,779,650
	3.00%, due 8/1/35	943,000	1,033,764
	Triumph Group, Inc.
	2.625%, due 10/1/26	3,499,000	3,634,586
			9,448,000
	Airlines 1.4%
	AMR Corp.
	4.50%, due 2/15/24	5,169,000	4,677,945

	Auto Manufacturers 0.6%
	Ford Motor Co.
	4.25%, due 12/15/36	3,171,000	2,104,751

	Auto Parts & Equipment 0.3%
	ArvinMeritor, Inc.
	4.00%, due 2/15/27
	(zero coupon), beginning 2/15/19 (a)(b)	1,320,000	892,650
	4.00%, due 2/15/27	75,000	50,719
			943,369
	Biotechnology 3.3%
	Amgen, Inc.
	0.125%, due 2/1/11 (a)	3,374,000	3,108,298
	0.125%, due 2/1/11	4,731,000	4,358,434
	Gilead Sciences, Inc.
	0.625%, due 5/1/13	2,659,000	3,383,577
			10,850,309
	Coal 0.8%
	Peabody Energy Corp.
	4.75%, due 12/15/66	2,868,000	2,599,125

	Commercial & Professional Services 0.8%
	Alliance Data Systems Corp.
	1.75%, due 8/1/13 (a)	2,616,000	2,580,030

	Computers 5.1%
	CACI International, Inc.
	2.125%, due 5/1/14	3,190,000	3,285,700
❖	EMC Corp.
	1.75%, due 12/1/11 (a)	5,393,000	5,372,776
	1.75%, due 12/1/11	5,693,000	5,671,651
	NetApp, Inc.
	1.75%, due 6/1/13 (a)	2,766,000	2,371,845
			16,701,972
	Diversified Financial Services 4.4%
	Merrill Lynch & Co., Inc.
	(zero coupon), due 3/13/32	3,725,000	3,538,750
❖	Nasdaq Stock Market, Inc. (The)
	2.50%, due 8/15/13 (a)	12,365,000	10,664,812
			14,203,562
	Electronics 1.8%
	Fisher Scientific International, Inc.
	3.25%, due 3/1/24	2,780,000	4,079,650
	TTM Technologies, Inc.
	3.25%, due 5/15/15	1,863,000	1,606,838
			5,686,488
	Energy - Alternate Sources 3.7%
❖	Covanta Holding Corp.
	1.00%, due 2/1/27	11,425,000	10,996,563
	Energy Conversion Devices, Inc.
	3.00%, due 6/15/13	1,089,000	916,121
			11,912,684
	Environmental Controls 3.1%
	Waste Connections, Inc.
	3.75%, due 4/1/26 (a)	1,790,000	2,015,988
	3.75%, due 4/1/26	7,124,000	8,023,405
			10,039,393
	Food 2.1%
	Spartan Stores, Inc.
	3.375%, due 5/15/27 (a)	4,469,000	4,167,342
	3.375%, due 5/15/27	254,000	236,855
	Tyson Foods, Inc.
	3.25%, due 10/15/13	2,561,000	2,400,938
			6,805,135
	Health Care - Products 5.0%
	Hologic, Inc.
	2.00%, due 12/15/37	5,537,000	4,111,222
❖	Medtronic, Inc.
	1.625%, due 4/15/13 (a)	1,260,000	1,260,000
	1.625%, due 4/15/13	10,833,000	10,833,000
			16,204,222
	Internet 0.0% ‡
	At Home Corp.
	4.75%, due 12/31/49 (c)(d)(e)(f)	2,335,418	234

	Oil & Gas 7.8%
	Chesapeake Energy Corp.
	2.50%, due 5/15/37	7,580,000	7,286,275
	St. Mary Land & Exploration Co.
	3.50%, due 4/1/27	3,719,000	3,556,294
❖	Transocean, Inc.
	Series C
	1.50%, due 12/15/37	15,812,000	14,388,920
			25,231,489
	Oil & Gas Services 7.0%
	Cameron International Corp.
	2.50%, due 6/15/26	7,519,000	9,520,934
❖	Schlumberger, Ltd.
	Series B
	2.125%, due 6/1/23	6,772,000	13,290,050
			22,810,984
	Pharmaceuticals 6.3%
	Teva Pharmaceutical Finance Co. B.V.
	Series D
	1.75%, due 2/1/26 (b)	5,821,000	6,526,796
❖	Teva Pharmaceutical Finance LLC
	Series A
	0.50%, due 2/1/24	8,925,000	10,966,594
	Watson Pharmaceuticals, Inc.
	1.75%, due 3/15/23 (b)	3,139,000	2,942,812
			20,436,202
	Semiconductors 2.6%
	Cypress Semiconductor Corp.
	1.00%, due 9/15/09	2,628,000	2,614,860
	Intel Corp.
	2.95%, due 12/15/35	4,125,000	3,624,844
	ON Semiconductor Corp.
	2.625%, due 12/15/26	2,569,000	2,209,340
			8,449,044
	Software 2.1%
	Sybase, Inc.
	1.75%, due 2/22/25	5,307,000	6,839,396

	Telecommunications 5.7%
	Anixter International, Inc.
	1.00%, due 2/15/13 (b)	5,931,000	6,264,619
	Comtech Telecommunications Corp.
	2.00%, due 2/1/24
	(zero coupon), beginning 2/1/11	2,158,000	3,390,757
	SBA Communications Corp.
	1.875%, due 5/1/13 (a)	10,827,000	8,783,404
			18,438,780
	Total Convertible Bonds
	(Cost $243,698,264)		216,963,114

		Shares
	Convertible Preferred Stocks 19.5%
	Banks 4.9%
❖	Bank of America Corp.
	7.25% Series L	16,750	14,036,500
	Wachovia Corp.
	7.50% Series L	4,600	1,771,000
			15,807,500
	Chemicals 1.4%
	Celanese Corp.
	4.25%	128,444	4,619,977

	Diversified Financial Services 5.3%
	Affiliated Managers Group, Inc.
	5.10%	91,000	3,594,500
❖	Citigroup, Inc.
	6.50% Series T	311,195	12,758,995
	8.75% Series C	31,925	1,051,290
			17,404,785
	Insurance 1.1%
	American International Group, Inc.
	8.50%	136,400	1,171,676
	MetLife, Inc.
	6.38%	200,700	2,512,764
			3,684,440
	Investment Companies 0.8%
	Vale Capital, Ltd.
	5.50% Series RIO	66,400	2,523,200

	Mining 0.7%
	Freeport-McMoRan Copper & Gold, Inc.
	6.75%	28,345	2,406,774

	Pharmaceuticals 3.3%
❖	Schering-Plough Corp.
	6.00%	61,700	10,675,334

	Telecommunications 2.0%
	Crown Castle International Corp.
	6.25%	140,700	6,401,850

	Total Convertible Preferred Stocks
	(Cost $89,333,347)		63,523,860

	Total Convertible Securities
	(Cost $333,031,611)		280,486,974

	Common Stocks 10.3%
	Engineering & Construction 0.5%
	McDermott International, Inc. (g)	65,000	1,660,750

	Health Care - Products 2.8%
	Boston Scientific Corp. (g)	214,700	2,634,369
	Johnson & Johnson	94,900	6,574,672
			9,209,041
	Oil & Gas 0.8%
	Frontier Oil Corp.	134,300	2,473,806

	Oil & Gas Services 3.0%
	Baker Hughes, Inc.	39,700	2,403,438
	Gulf Island Fabrication, Inc.	13,100	451,557
	Halliburton Co.	143,492	4,647,706
	ION Geophysical Corp. (b)(g)	149,000	2,114,310
			9,617,011
	Retail 1.2%
	Costco Wholesale Corp.	57,692	3,745,941

	Software 1.2%
	Microsoft Corp.	146,100	3,899,409

	Transportation 0.8%
	Tidewater, Inc.	49,600	2,745,856

	Total Common Stocks
	(Cost $38,204,142)		33,351,814

	Short-Term Investments 5.3%
	Investment Company 2.5%
	State Street Navigator Securities Lending Prime Portfolio (h)	8,091,831	8,091,831

	Total Investment Company
	(Cost $8,091,831)		8,091,831

		Principal Amount
	Time Deposit 2.8%
	State Street Bank and Trust Co.
	1.91%, due 10/1/08	$9,044,574	9,044,574

	Total Time Deposit
	(Cost $9,044,574)		9,044,574

	Total Short-Term Investments
	(Cost $17,136,405)		17,136,405

	Total Investments
	(Cost $388,372,158) (i)	101.8%	330,975,193
	Liabilities in Excess of
	Cash and Other Assets	(1.8)	(5,733,298)

	Net Assets	100.0%	$325,241,895

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $7,926,295; cash collateral of $8,091,831 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Restricted security.
(d)	Fair valued security. The total market value of this security at September 30, 2008 is $234, which represents less than one-tenth of a percent of the Portfolio's net assets.
(e)	Issue in default.
(f)	Illiquid security. The total market value of this security at September 30, 2008 is $234, which represents less than one-tenth of a percent of the Portfolio's net assets.
(g)	Non-income producing security.
(h)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	At September 30, 2008, cost is $391,508,054 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$4,603,593
Gross unrealized depreciation	(65,136,454)
Net unrealized depreciation	$(60,532,861)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$96,875,674
Level 2 - Other Significant Observable Inputs	234,099,285
Level 3 - Significant Unobservable Inputs	234
Total	$330,975,193

The Portfolio did not hold other financial instruments as of September 30, 2008.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/2007	$210,421
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	(210,187)
Net purchases (sales)	-
Net transfers in and/or out of Level 3	-
Balance as of 9/30/08	$234
Net change in unrealized appreciation/depreciation from investments still held as of 9/30/08	(210,187)

*The realized gain (loss) earned during the period ended 9/30/2008 for other financial instruments was $0.

As of September 30, 2008, the Portfolio held the following restricted security:

		Date of	Principal		9/30/08	Percent of
	Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
	Convertible Bond 4.75%, due 12/31/49	5/4/2001	$ 2,335,418	$-	$234	0.0%	‡

‡	Less than one-tenth of a percent.

MainStay VP Developing Growth Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

		Shares	Value
	Common Stocks 98.7% †
	Airlines 1.1%
	Allegiant Travel Co. (a)	22,642	$799,716

	Auto Components 1.1%
	Fuel Systems Solutions, Inc. (a)	13,300	458,185
	Westport Innovations, Inc. (a)(b)	37,400	341,836
			800,021
	Beverages 1.0%
	Central European Distribution Corp. (a)	15,699	712,892

	Biotechnology 5.8%
	Acorda Therapeutics, Inc. (a)	27,400	653,490
❖	Alexion Pharmaceuticals, Inc. (a)	27,500	1,080,750
	Myriad Genetics, Inc. (a)	11,600	752,608
	Onyx Pharmaceuticals, Inc. (a)	24,000	868,320
	United Therapeutics Corp. (a)(b)	7,000	736,190
			4,091,358
	Capital Markets 4.2%
	Calamos Asset Management, Inc.	8,000	143,360
	FCStone Group, Inc. (a)(b)	13,499	242,847
	Greenhill & Co., Inc. (b)	8,000	590,000
	KBW, Inc. (a)(b)	23,500	774,090
	Penson Worldwide, Inc. (a)	48,200	668,534
	RiskMetrics Group, Inc. (a)	28,400	555,788
			2,974,619
	Chemicals 2.0%
	Calgon Carbon Corp. (a)	50,100	1,020,036
	Koppers Holdings, Inc.	10,300	385,323
			1,405,359
	Commercial Banks 2.3%
	PrivateBancorp, Inc. (b)	7,800	324,948
❖	SVB Financial Group (a)	20,700	1,198,944
	Texas Capital Bancshares, Inc. (a)	5,800	120,408
			1,644,300
	Commercial Services & Supplies 1.8%
	EnerNOC, Inc. (a)(b)	68,967	713,119
	Waste Connections, Inc. (a)	16,300	559,090
			1,272,209
	Communications Equipment 4.0%
	Aruba Networks, Inc. (a)(b)	100,900	517,617
	F5 Networks, Inc. (a)	29,500	689,710
	Infinera Corp. (a)	58,100	555,436
	Riverbed Technology, Inc. (a)(b)	36,700	459,484
	Starent Networks Corp. (a)	45,400	587,476
			2,809,723
	Computers & Peripherals 2.2%
	Data Domain, Inc. (a)(b)	30,900	688,143
	Netezza Corp. (a)	47,200	500,792
	Synaptics, Inc. (a)(b)	13,024	393,585
			1,582,520
	Diversified Consumer Services 5.7%
❖	American Public Education, Inc. (a)(b)	23,700	1,144,236
	Capella Education Co. (a)(b)	1,700	72,862
❖	K12, Inc. (a)	46,058	1,220,537
	New Oriental Education & Technology Group, Inc., ADR (a)(c)	8,800	565,312
	Strayer Education, Inc.	5,000	1,001,300
			4,004,247
	Electric Utilities 1.2%
	ITC Holdings Corp.	16,200	838,674

	Electrical Equipment 4.1%
	American Superconductor Corp. (a)(b)	33,000	777,810
	Energy Conversion Devices, Inc. (a)	9,400	547,550
	II-VI, Inc. (a)	14,100	545,106
	SunPower Corp. Class A (a)(b)	7,452	528,570
	Woodward Governor Co. (b)	14,500	511,415
			2,910,451
	Electronic Equipment & Instruments 1.7%
	IPG Photonics Corp. (a)	32,700	637,977
	Itron, Inc. (a)	6,400	566,592
			1,204,569
	Energy Equipment & Services 2.1%
	Complete Production Services, Inc. (a)	24,100	485,133
	Dril-Quip, Inc. (a)	12,300	533,697
	Superior Energy Services, Inc. (a)	14,300	445,302
			1,464,132
	Food Products 1.1%
	Flowers Foods, Inc.	14,500	425,720
	Zhongpin, Inc. (a)(b)	35,000	372,050
			797,770
	Health Care Equipment & Supplies 8.1%
	Immucor, Inc. (a)	21,000	671,160
❖	Masimo Corp. (a)	34,394	1,279,457
❖	NuVasive, Inc. (a)	25,607	1,263,193
	SonoSite, Inc. (a)	17,100	536,940
	Thoratec Corp. (a)	33,200	871,500
	Vnus Medical Technologies, Inc. (a)	20,100	420,693
	Wright Medical Group, Inc. (a)	23,000	700,120
			5,743,063
	Health Care Providers & Services 1.9%
	athenahealth, Inc. (a)	12,585	418,703
	CardioNet, Inc. (a)	37,600	938,496
			1,357,199

	Health Care Technology 2.9%
	MedAssets, Inc. (a)	28,700	493,640
❖	Phase Forward, Inc. (a)	75,096	1,570,257
			2,063,897
	Hotels, Restaurants & Leisure 2.4%
	Chipotle Mexican Grill, Inc. Class A (a)	8,300	460,567
	Panera Bread Co. Class A (a)	13,300	676,970
	WMS Industries, Inc. (a)	18,600	568,602
			1,706,139
	Industrial Conglomerates 0.5%
	Otter Tail Corp.	12,600	387,198

	Internet & Catalog Retail 1.3%
	Netflix, Inc. (a)	30,400	938,752

	Internet Software & Services 6.8%
	Ariba, Inc. (a)	37,100	524,223
	Bankrate, Inc. (a)	14,715	572,561
	Equinix, Inc. (a)(b)	7,000	486,220
	GSI Commerce, Inc. (a)	34,000	526,320
	Mercadolibre, Inc. (a)	18,195	370,268
	SINA Corp. (a)	18,800	661,760
	Sohu.com, Inc. (a)(b)	7,000	390,250
	VistaPrint, Ltd. (a)	22,500	738,900
	Vocus, Inc. (a)(b)	16,400	556,944
			4,827,446
	IT Services 0.6%
	CyberSource Corp. (a)	28,100	452,691

	Life Sciences Tools & Services 3.3%
	AMAG Pharmaceuticals, Inc. (a)(b)	1,900	73,587
	Bruker Corp. (a)	44,300	590,519
❖	Illumina, Inc. (a)	31,300	1,268,589
	PAREXEL International Corp. (a)	15,000	429,900
			2,362,595
	Machinery 5.6%
	Chart Industries, Inc. (a)	10,608	302,965
	Colfax Corp. (a)(b)	47,900	800,409
	Energy Recovery, Inc. (a)(b)	56,743	544,165
	Middleby Corp. (The) (a)(b)	18,100	983,011
	RBC Bearings, Inc. (a)	12,900	434,601
	Wabtec Corp.	17,100	876,033
			3,941,184
	Marine 0.3%
	Safe Bulkers, Inc.	18,600	202,739

	Media 1.8%
	Marvel Entertainment, Inc. (a)	27,000	921,780
	Morningstar, Inc. (a)	5,940	329,492
			1,251,272
	Oil, Gas & Consumable Fuels 2.3%
	Bill Barrett Corp. (a)	15,100	484,861
	Carrizo Oil & Gas, Inc. (a)(b)	6,900	250,263
	Encore Acquisition Co. (a)	10,100	421,978
	Foundation Coal Holdings, Inc.	2,600	92,508
	Penn Virginia Corp.	6,600	352,704
			1,602,314
	Pharmaceuticals 1.8%
	Auxilium Pharmaceuticals, Inc. (a)	16,900	547,560
	Eurand N.V. (a)(b)	38,900	706,424
			1,253,984
	Professional Services 0.9%
	FTI Consulting, Inc. (a)	9,000	650,160

	Road & Rail 1.6%
	Genesee & Wyoming, Inc. Class A (a)	16,900	634,088
	Knight Transportation, Inc.	29,400	498,918
			1,133,006
	Semiconductors & Semiconductor Equipment 5.1%
	Atheros Communications, Inc. (a)(b)	22,767	536,846
	Cavium Networks, Inc. (a)(b)	47,000	661,760
	Hittite Microwave Corp. (a)	10,900	366,240
❖	Netlogic Microsystems, Inc. (a)(b)	42,500	1,285,200
	Power Integrations, Inc. (a)	7,600	183,160
	Silicon Laboratories, Inc. (a)	19,700	604,790
			3,637,996
	Software 3.5%
	Blackboard, Inc. (a)	15,000	604,350
❖	Concur Technologies, Inc. (a)(b)	37,291	1,426,754
	NetSuite, Inc. (a)	25,062	451,617
			2,482,721
	Specialty Retail 3.1%
	Aeropostale, Inc. (a)	27,000	866,970
	Dick's Sporting Goods, Inc. (a)	23,700	464,046
	J. Crew Group, Inc. (a)(b)	10,100	288,557
	Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	32,000	424,960
	Zumiez, Inc. (a)(b)	11,300	186,224
			2,230,757
	Textiles, Apparel & Luxury Goods 3.4%
	Deckers Outdoor Corp. (a)(b)	2,179	226,790
	Fossil, Inc. (a)	19,200	542,016
	Lululemon Athletica, Inc. (a)(b)	11,400	262,542
	True Religion Apparel, Inc. (a)	34,400	889,240
	Under Armour, Inc. Class A (a)(b)	14,300	454,168
			2,374,756
	Total Common Stocks
	(Cost $72,732,949)		69,912,429
		Number of Warrants
	Warrants 0.0% ‡
	Computers & Peripherals 0.0% ‡
	Latronix, Inc.
	Strike Price $ 0.01

	Expire 11/02/09 (a)(d)	120	1

	Total Warrants
	(Cost $0)		1
		Shares
	Short-Term Investments 13.9%
	Investment Company 13.8%
	State Street Navigator Securities Lending Prime Portfolio (e)	9,777,243	9,777,243

	Total Investment Company
	(Cost $9,777,243)		9,777,243
		Principal Amount
	Time Deposit 0.1%
	State Street Bank and Trust Co.
	1.91%, due 10/1/08	$35,671	35,671
	Total Time Deposit
	(Cost $35,671)		35,671
	Total Short-Term Investments
	(Cost $9,812,914)		9,812,914
	Total Investments
	(Cost $82,545,863)(f)	112.6%	79,725,344
	Liabilities in Excess of
	Cash and Other Assets	(12.6)	(8,891,195)
	Net Assets	100.0%	$70,834,149

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $9,523,660; cash collateral of $9,777,243 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Fair valued security. The total market value of this security at September 30, 2008 is $1, which represents less than one-tenth of a percent of the Portfolio's net assets.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	At September 30, 2008, cost is $82,735,666 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$3,866,428
Gross unrealized depreciation	(6,876,750)
Net unrealized depreciation	$(3,010,322)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$69,912,429
Level 2 - Other Significant Observable Inputs	9,812,914
Level 3 - Significant Unobservable Inputs	1
Total	$79,725,344

The Portfolio did not hold other financial instruments as of September 30, 2008.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/2007	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Net purchases (sales)	-
Net transfers in and/or out of Level 3	1
Balance as of 9/30/08	$1
Net change in unrealized appreciation/depreciation from investments still held as of 9/30/08	-

*The realized gain (loss) earned during the period ended 9/30/2008 for other financial instruments was $0.

	MainStay VP Floating Rate Portfolio
	Portfolio of Investments		September 30, 2008 (unaudited)
			Principal
			Amount	Value
	Long-Term Investments 88.5%	†
	Corporate Bond 0.1%
	Packaging & Containers 0.1%
	Berry Plastics Holding Corp.
	8.875%, due 9/15/14		$500,000	$390,000

	Total Corporate Bond
	(Cost $500,000)			390,000

			Principal
			Amount
	Floating Rate Loans 84.1%	(a)
	Aerospace & Defense 2.7%
	Hexcel Corp.
	Tranche B Term Loan
	4.938%, due 3/1/12		777,333	746,239
	Incremental Term Loan
	5.175%, due 4/1/12		997,500	937,650
	Oshkosh Truck Corp.
	Term Loan B
	4.322%, due 12/6/13		1,780,000	1,526,350
	Spirit Aerosystems, Inc.
	Term Loan B
	4.538%, due 9/30/13		1,668,106	1,517,976
	Transdigm, Inc.
	Term Loan
	5.21%, due 6/23/13		2,000,000	1,835,000
	Vought Aircraft Industries, Inc.
	Term Loan
	6.21%, due 12/22/11		976,190	874,911
				7,438,126
	Automobile 4.1%
	Allison Transmission, Inc.
	Term Loan B
	5.377%, due 8/7/14		1,947,742	1,602,018
	DaimlerChrysler Financial Services Americas LLC
	Term Loan
	6.82%, due 8/3/12		1,472,519	989,165
	Delphi Corp.
	Delayed Draw Term Loan C
	8.50%, due 12/31/08		184,858	152,415
	DIP Term Loan C
	8.50%, due 12/31/08		1,815,142	1,496,585
	Ford Motor Co.
	Term Loan
	5.49%, due 12/16/13		1,719,375	1,123,684
	Goodyear Tire & Rubber Co. (The)
	2nd Lien Term Loan
	4.54%, due 4/30/14		2,500,000	2,106,250
	Key Safety Systems, Inc.
	1st Lien Term Loan
	5.699%, due 3/8/14		1,477,500	1,137,675
	Tenneco, Inc.
	Tranche B Credit Linked Deposit
	3.986%, due 3/17/14		1,250,000	1,125,000
	Tower Automotive
	Term Loan
	7.286%, due 7/31/13	(b)	1,281,886	1,025,509
	TRW Automotive, Inc.
	Term Loan B1
	4.471%, due 2/9/14		335,750	313,926
				11,072,227
	Beverage, Food & Tobacco 3.8%
	American Seafoods Group LLC
	Term Loan A
	5.012%, due 9/30/11	(b)	683,900	646,286
	BF Bolthouse HoldCo LLC
	1st Lien Term Loan
	5.063%, due 12/17/12		828,750	765,558
	2nd Lien Term Loan
	9.262%, due 12/16/13		170,000	149,600
	Constellation Brands, Inc.
	New Term Loan B
	4.239%, due 6/5/13		1,929,879	1,748,608
	Dean Foods Co.
	Tranche B Term Loan
	5.269%, due 4/2/14		2,462,500	2,157,150
	Del Monte Corp.
	Term Loan B
	4.927%, due 2/8/12		930,652	875,588
	Dole Food Co., Inc.
	Credit Link Deposit
	2.658%, due 4/12/13		139,535	121,046
	Tranche B Term Loan
	4.738%, due 4/12/13		254,213	220,530
	Tranche C Term Loan
	4.795%, due 4/12/13		1,020,349	885,153
	Michael Foods, Inc.
	Term Loan B1
	4.867%, due 11/21/10		1,582,593	1,495,550
	Reddy Ice Group, Inc.
	Term Loan
	4.538%, due 8/12/12		1,500,000	1,230,000
				10,295,069
	Broadcasting & Entertainment 7.7%
	Charter Communications Operating LLC
	Existing Term Loan
	4.80%, due 3/6/14		2,977,500	2,357,188
	CSC Holdings, Inc.
	Incremental Term Loan
	4.569%, due 3/29/13		960,083	841,101
	DirectTV Holdings LLC
	Term Loan B
	5.204%, due 4/13/13		1,230,004	1,139,951
	Term Loan C
	5.601%, due 4/13/13		498,750	472,067
❖	Discovery Communications Holdings LLC
	Term Loan B
	5.762%, due 5/14/14		2,962,500	2,745,867
	Entravision Communications Corp.
	Term Loan
	4.29%, due 3/29/13		944,724	799,866
	Gray Television, Inc.
	Delayed Draw Term Loan
	4.292%, due 12/31/14		1,795,559	1,373,603
	Insight Midwest Holdings LLC
	Initial Term Loan
	4.49%, due 4/7/14		1,342,415	1,222,269
	LodgeNet Entertainment Corp.
	Term Loan
	5.77%, due 4/4/14		2,907,195	2,482,018
	Mediacom Broadband Group (FKA MCC Iowa)
	Tranche D1 Term Loan
	4.744%, due 1/31/15		1,965,000	1,712,006
	Nexstar Broadcasting, Inc.
	Mission Term Loan B
	5.512%, due 10/1/12		1,008,668	867,454
	Nexstar Term Loan B
	5.512%, due 10/1/12		952,065	818,776
	Univision Communications, Inc.
	Initial Term Loan
	5.121%, due 9/29/14		3,500,000	2,240,000
	UPC Broadband Holding B.V.
	Term Loan N
	4.236%, due 12/31/14		2,000,000	1,776,000
				20,848,166
	Buildings & Real Estate 1.8%
	Armstrong World Industries, Inc.
	Term Loan
	4.943%, due 10/2/13		388,050	353,126
	CB Richard Ellis Services, Inc.
	Term Loan B
	4.688%, due 12/20/13		2,595,682	2,063,567
	Central Parking Corp.
	Letter of Credit Term Loan
	2.263%, due 5/22/14		94,828	80,603
	Term Loan
	5.054%, due 5/22/14		278,059	236,350
	General Growth Properties, Inc.
	Tranche A1 Term Loan
	3.64%, due 2/24/10		1,394,737	1,097,658
	LNR Property Corp.
	Initial Tranche B Term Loan
	6.04%, due 7/12/11		440,000	283,066
	Macerich Partnership, L.P.
	Term Loan
	5.25%, due 4/26/10		995,833	916,167
				5,030,537
	Chemicals, Plastics & Rubber 5.7%
	Celanese U.S. Holdings LLC
	Synthetic Letter of Credit
	2.486%, due 4/2/14		571,429	515,143
	Dollar Term Loan
	4.283%, due 4/2/14		1,390,864	1,253,864
	Gentek, Inc.
	1st Lien Term Loan
	4.798%, due 2/28/11		1,803,909	1,641,557
	Hercules, Inc.
	Term Loan B
	5.204%, due 10/8/10		989,770	939,044
	Hexion Specialty Chemicals, Inc.
	Term Loan C1
	5.063%, due 5/5/13		1,610,215	1,223,764
	Term Loan C2
	6.063%, due 5/5/13		348,892	265,158
	Huntsman International LLC
	New Term Loan B
	5.459%, due 4/21/14		1,463,667	1,277,050
	INEOS U.S. Finance LLC
	Tranche B2 Term Loan
	4.885%, due 12/16/13		228,558	188,775
	Tranche C2 Term Loan
	5.385%, due 12/16/14		228,495	193,864
	Tranche A4 Term Loan
	5.932%, due 12/17/12		677,031	573,784
	ISP Chemco, Inc.
	Term Loan B
	4.158%, due 6/4/14		2,096,111	1,817,066
	Mosaic Co. (The)
	New Term Loan B
	5.75%, due 12/1/13		160,389	153,706
	Polymer Group, Inc.
	Term Loan
	5.73%, due 11/22/12		897,916	754,249
	Rockwood Specialties Group, Inc.
	Tranche E Term Loan
	4.299%, due 7/30/12		1,944,597	1,750,948
	Texas Petrochemicals L.P.
	Term Loan B
	5.765%, due 6/27/13		916,616	824,954
	Incremental Term Loan B
	6.313%, due 6/27/13		309,387	278,448
	Univar, Inc.
	Opco Term Loan
	6.762%, due 10/11/14		1,985,000	1,761,687
				15,413,061
	Containers, Packaging & Glass 3.0%
	Berry Plastics Corp.
	Term Loan C
	4.798%, due 4/3/15		780,557	629,519
	Crown Americas LLC
	Term B Dollar Loan
	4.423%, due 11/15/12		1,960,000	1,783,600
	Graham Packaging Holdings Co.
	1st Lien Term Loan
	5.059%, due 10/7/11		2,664,450	2,371,360
	Graphic Packaging International, Inc.
	Term Loan B
	4.794%, due 5/16/14		1,901,085	1,652,993
	Smurfit-Stone Container Enterprises, Inc.
	Deposit Fund Commitment
	2.713%, due 11/1/10		341,167	311,599
	Tranche C1 Term Loan
	4.50%, due 11/1/11		72,601	66,197
	Tranche B Term Loan
	4.728%, due 11/1/11		253,361	231,403
	Tranche C Term Loan
	4.741%, due 11/1/11		379,145	345,699
	Solo Cup Co.
	Term Loan B1
	6.468%, due 2/27/11		880,351	824,961
				8,217,331
	Diversified Natural Resources, Precious Metals & Minerals 1.1%
❖	Georgia-Pacific Corp.
	New Term Loan B
	4.299%, due 12/20/12		473,629	417,041
	Term Loan B
	4.544%, due 12/20/12		2,817,216	2,480,618
				2,897,659
	Diversified/Conglomerate Manufacturing 1.7%
	Goodyear Engineered Products
	Term Loan B
	5.30%, due 7/31/14		866,250	714,656
	Delayed Draw Term Loan
	6.21%, due 7/31/14		124,063	102,352
	Mueller Water Products, Inc.
	Term Loan
	4.833%, due 5/24/14		2,385,884	2,115,484
	Sensata Technologies Finance Co. LLC
	Term Loan
	4.543%, due 4/26/13		1,955,000	1,626,316
				4,558,808
	Diversified/Conglomerate Service 3.9%
	Affiliated Computer Services, Inc.
	1st Securities Repurchase Increase
	5.096%, due 3/20/13		740,554	677,298
	Term Loan B
	5.709%, due 3/20/13		1,461,193	1,336,383
	Dealer Computer Services, Inc.
	1st Lien Term Loan
	5.704%, due 10/26/12		2,320,269	2,041,836
	2nd Lien Term Loan
	9.204%, due 10/26/13		250,000	218,125
	First Data Corp.
	Term Loan B1
	5.963%, due 9/24/14		2,970,000	2,524,500
❖	SunGard Data Systems, Inc.
	Term Loan
	4.553%, due 2/28/14		2,926,595	2,536,992
	VeriFone, Inc.
	Term Loan B
	5.549%, due 10/31/13		697,500	659,137
	Verint Systems, Inc.
	Term Loan B
	5.736%, due 5/25/14	(b)	938,462	694,462
				10,688,733
	Ecological 1.9%
	Allied Waste Industries, Inc.
	Tranche A Credit Linked Deposit
	2.45%, due 3/28/14		518,919	498,533
	Term Loan B
	5.471%, due 3/28/14		726,137	697,610
	Big Dumpster Merger Sub, Inc.
	Delayed Draw Term Loan B
	6.012%, due 2/5/13	(b)	285,120	202,435
	Term Loan B
	6.012%, due 2/5/13	(b)	677,160	480,784
	Duratek, Inc.
	Term Loan B
	5.47%, due 6/7/13		235,302	216,478
	EnergySolutions LLC
	Synthetic Letter of Credit
	5.44%, due 6/7/13		31,447	28,931
	Term Loan
	5.47%, due 6/7/13		490,443	451,207
	IESI Corp.
	Term Loan
	4.56%, due 1/20/12		2,000,000	1,830,000
	Synagro Technologies, Inc.
	Term Loan B
	4.812%, due 3/31/14		987,500	785,062
				5,191,040
	Electronics 0.8%
	Flextronics International, Ltd.
	Term Loan
	5.041%, due 10/1/12		992,500	857,892
	Freescale Semiconductor, Inc.
	Term Loan B
	4.236%, due 11/29/13		1,474,981	1,187,360
				2,045,252
	Finance 1.8%
	Hertz Corp. (The)
	Letter of Credit
	3.204%, due 12/21/12		221,464	196,328
	Tranche B Term Loan
	4.169%, due 12/21/12		1,218,656	1,080,338
	MSCI, Inc.
	Term Loan
	5.31%, due 11/20/14		994,987	948,969
❖	Rental Services Corp.
	1st Lien Term Loan
	4.57%, due 11/30/12		2,454,925	2,233,981
	2nd Lien Term Loan
	6.30%, due 11/30/13		397,920	310,378
				4,769,994
	Grocery 0.9%
	Giant Eagle, Inc.
	Term Loan
	4.292%, due 11/7/12	(b)	430,260	415,201
	Roundy's Supermarkets, Inc.
	Tranche B Term Loan
	5.518%, due 11/3/11		2,220,055	2,018,401
				2,433,602
	Healthcare, Education & Childcare 10.9%
	Accellent, Inc.
	Term Loan
	5.29%, due 11/22/12		475,146	399,129
	Advanced Medical Optics, Inc.
	Term Loan B
	4.759%, due 4/2/14		977,778	840,889
	AGA Medical Corp.
	Tranche B Term Loan
	4.853%, due 4/28/13	(b)	916,105	824,494
	Alliance Imaging, Inc.
	Tranche C1 Term Loan
	5.371%, due 12/29/11		389,245	361,998
	AMR HoldCo, Inc.
	Term Loan
	4.821%, due 2/10/12		896,025	824,343
	Bausch and Lomb, Inc.
	Delayed Draw Term Loan
	4.707%, due 4/24/15	(c)	240,000	221,500
	Term Loan
	7.012%, due 4/24/15		1,588,000	1,465,592
	Biomet, Inc.
	Term Loan B
	6.762%, due 3/25/15		1,980,000	1,815,824
	Community Health Systems, Inc.
	New Term Loan B
	5.277%, due 7/25/14		2,721,980	2,381,732
	DaVita, Inc.
	Tranche B1 Term Loan
	4.88%, due 10/5/12		1,767,981	1,588,531
	Fresenius Medical Care Holdings, Inc.
	Term Loan
	4.935%, due 3/31/13		1,803,502	1,680,638
	Gentiva Health Services, Inc.
	Term Loan B
	4.974%, due 3/31/13	(b)	682,065	627,500
	HCA, Inc.
	Term Loan A
	5.762%, due 11/16/12		928,409	811,894
	Term Loan B
	6.012%, due 11/18/13		982,500	859,892
	Health Management Associates, Inc.
	Term Loan B
	5.512%, due 2/28/14		2,821,909	2,368,053
	HealthSouth Corp.
	Term Loan B
	4.994%, due 3/10/13		1,108,176	994,588
	LifePoint Hospitals, Inc.
	Term Loan B
	4.435%, due 4/15/12		721,238	652,721
❖	Mylan Laboratories, Inc.
	Term Loan B
	7.037%, due 10/2/14		2,977,500	2,752,699
	Quintiles Transnational Corp.
	Term Loan B
	5.77%, due 3/31/13		975,000	858,000
	Royalty Pharma Finance Trust
	Term Loan B
	6.012%, due 4/16/13		992,443	934,137
	Rural/Metro Operating Co. LLC
	LC Facility Deposits
	3.31%, due 3/4/11		411,765	376,765
	Select Medical Corp.
	Term Loan B
	4.872%, due 2/24/12		963,335	838,904
	Sun Healthcare Group, Inc.
	Synthetic Letter of Credit
	2.701%, due 4/19/14		275,862	248,276
	Term Loan B
	4.804%, due 4/19/14		1,215,398	1,093,858
	Delayed Draw Term Loan B
	5.422%, due 4/19/14		166,999	150,299
	U.S. Oncology, Inc.
	Term Loan B
	5.80%, due 8/20/11		1,817,959	1,690,702
	Vanguard Health Holding Co. LLC
	Replacement Term Loan
	6.012%, due 9/23/11		970,409	873,975
	Warner Chilcott Corp.
	Tranche B Term Loan
	5.762%, due 1/18/12		776,406	713,323
	Tranche C Term Loan
	5.762%, due 1/18/12		227,663	209,166
				29,459,422
	Home & Office Furnishings, Housewares & Durable Consumer Products 1.4%
	Jarden Corp.
	Term Loan B2
	5.512%, due 1/24/12		724,374	631,111
	Sealy Mattress Co.
	Term Loan E
	5.122%, due 8/25/12		750,345	660,303
	Simmons Bedding Co.
	Tranche D Term Loan
	5.346%, due 12/19/11		2,764,482	2,474,211
				3,765,625
	Hotels, Motels, Inns & Gaming 0.7%
	Penn National Gaming, Inc.
	Term Loan B
	4.484%, due 10/3/12		1,444,902	1,291,742
	Venetian Casino Resort, LLC/Las Vegas Sands, Inc.
	Delayed Draw Term Loan
	5.52%, due 5/23/14		232,054	173,925
	Term Loan B
	5.52%, due 5/23/14		753,640	564,853
				2,030,520
	Leisure, Amusement, Motion Pictures & Entertainment 4.2%
	AMC Entertainment, Inc.
	Term Loan
	5.179%, due 1/26/13		972,500	845,381
	Bombardier Recreational Products, Inc.
	Term Loan
	5.29%, due 6/28/13		1,367,089	1,163,164
	Cedar Fair, L.P.
	U.S. Term Loan
	5.704%, due 8/30/12		1,955,000	1,688,631
	Cinemark USA, Inc.
	Term Loan
	4.615%, due 10/5/13		1,960,000	1,675,800
	Easton-Bell Sports, Inc.
	Tranche B Term Loan
	4.445%, due 3/16/12		1,950,000	1,696,500
	Metro-Goldwyn-Mayer Studios, Inc.
	Tranche B Term Loan
	7.012%, due 4/8/12		975,000	683,475
	Regal Cinemas Corp.
	Term Loan
	5.262%, due 10/27/13		2,421,972	2,097,278
	Six Flags Theme Parks, Inc.
	Tranche B Term Loan
	5.317%, due 4/30/15		987,500	791,481
	WMG Acquisition Corp.
	Term Loan
	5.073%, due 2/28/11		967,431	865,851
				11,507,561
	Machinery 1.8%
❖	Flowserve Corp.
	Term Loan B
	5.222%, due 8/10/12		2,918,112	2,757,616
	Gleason Corp.
	1st Lien Term Loan
	4.563%, due 6/30/13	(b)	920,750	828,675
	RBS Global, Inc.
	Term Loan B
	5.286%, due 7/19/13		934,426	840,984
	Term Loan B2
	5.762%, due 7/21/13		554,228	520,974
				4,948,249
	Mining, Steel, Iron & Non-Precious Metals 1.7%
	Aleris International, Inc.
	New Term Loan B
	5.25%, due 12/19/13		1,965,006	1,565,456
	Novelis, Inc.
	New Canadian Term Loan
	5.77%, due 7/6/14		1,152,668	1,000,515
	New U.S. Term Loan
	5.77%, due 7/6/14		1,306,183	1,133,767
	Walter Industries, Inc.
	Term Loan
	5.28%, due 10/3/12		942,132	847,919
				4,547,657
	Oil & Gas 1.4%
	Dresser, Inc.
	Term Loan
	5.096%, due 5/4/14		402,789	364,524
	Energy Transfer Co., L.P.
	Term Loan B
	4.553%, due 11/1/12		2,000,000	1,835,000
	IFM Colonial Pipeline LLC
	Term Loan B
	4.81%, due 2/27/12		994,936	955,139
	Targa Resources, Inc.
	Synthetic Letter of Credit
	2.676%, due 10/31/12		291,106	260,540
	Term Loan
	5.977%, due 10/31/12		509,727	456,206
				3,871,409
	Personal & Nondurable Consumer Products 1.4%
	ACCO Brands Corp.
	U.S. Term Loan
	4.641%, due 8/17/12		618,892	547,720
	JohnsonDiversey, Inc.
	New Term Loan B
	4.791%, due 12/16/11		1,456,688	1,340,152
	Mega Bloks, Inc.
	Term Loan B
	8.75%, due 7/26/12	(b)	970,000	776,000
	Visant Corp.
	Term Loan C
	5.171%, due 12/21/11		1,197,540	1,145,647
				3,809,519
	Personal Transportation 0.3%
	United Airlines, Inc.
	Term Loan B
	5.457%, due 2/1/14		1,407,372	853,806

	Personal, Food & Miscellaneous Services 1.2%
❖	Aramark Corp.
	Synthetic Letter of Credit
	2.44%, due 1/27/14		222,198	191,708
	Term Loan
	5.637%, due 1/27/14		3,538,345	3,052,806
				3,244,514
	Printing & Publishing 4.2%
	Cenveo Corp.
	Delayed Draw Term Loan
	4.954%, due 6/21/13		27,172	23,504
	Term Loan C
	4.954%, due 6/21/13		1,800,406	1,557,351
	Dex Media East LLC
	Replacement Term Loan
	4.997%, due 10/24/14		815,000	685,619
	Hanley Wood LLC
	New Term Loan B
	4.825%, due 3/8/14		671,735	475,812
	Idearc, Inc.
	Term Loan B
	5.767%, due 11/17/14		3,443,687	1,993,895
	MediaNews Group, Inc.
	Term Loan C
	7.454%, due 8/2/13		361,437	280,114
	Merrill Communications LLC
	Term Loan
	5.979%, due 12/24/12		1,952,444	1,283,732
	New Publishing Acquisition, Inc.
	Tranche B Term Loan
	5.06%, due 8/5/12		1,109,933	721,456
	Nielsen Finance LLC
	Dollar Term Loan
	4.803%, due 8/9/13		2,454,943	2,112,478
	Penton Media, Inc.
	Term Loan B
	5.065%, due 2/1/13		1,231,250	889,578
	R.H. Donnelley, Inc.
	Tranche D2 Term Loan
	6.828%, due 6/30/11		879,485	766,911
	Tribune Co.
	Term Loan B
	5.786%, due 6/4/14		987,500	515,969
				11,306,419
	Retail Store 3.2%
	Eye Care Centers of America, Inc.
	Term Loan B
	5.959%, due 3/1/12	(b)	979,940	930,943
	Michaels Stores, Inc.
	New Term Loan B
	4.863%, due 10/31/13		2,221,734	1,622,659
	Neiman Marcus Group, Inc. (The)
	Term Loan B
	4.565%, due 4/6/13		2,564,565	2,207,662
	Pantry, Inc. (The)
	Delayed Draw Term Loan B
	5.46%, due 5/15/14		221,111	194,578
	Term Loan B
	5.46%, due 5/15/14		768,056	675,889
	Petco Animal Supplies, Inc.
	Term Loan B
	5.65%, due 10/25/13		2,054,209	1,806,677
	Yankee Candle Co., Inc. (The)
	Term Loan B
	5.764%, due 2/6/14		1,384,904	1,134,468
				8,572,876
	Telecommunications 2.5%
❖	Alltel Communications, Inc.
	Term Loan B3
	4.997%, due 5/15/15		2,972,481	2,877,733
❖	MetroPCS Wireless, Inc.
	Term Loan B
	5.402%, due 11/4/13		2,952,355	2,621,269
	PanAmSat Corp.
	Term Loan B2-A
	5.288%, due 1/3/14		491,349	443,852
	Term Loan B2-B
	5.288%, due 1/3/14		491,201	443,718
	Term Loan B2-C
	5.288%, due 1/3/14		491,201	443,718
				6,830,290
	Textiles & Leather 0.7%
	Springs Windows Fashions LLC
	Term Loan B
	6.563%, due 12/31/12	(b)	460,770	315,628
	St. Johns Knits International, Inc.
	Term Loan B
	5.801%, due 3/23/12	(b)	990,279	911,057
	William Carter Co. (The)
	Term Loan
	4.778%, due 7/14/12		732,945	685,303
				1,911,988
	Utilities 7.6%
	AES Corp.
	Term Loan
	5.081%, due 8/10/11		1,000,000	930,000
	Bosque Power Co. LLC
	Term Loan
	8.041%, due 1/16/15		498,215	483,268
	Boston Generating LLC
	Revolving Credit Commitment
	3.637%, due 12/20/13		55,681	43,968
	Synthetic Letter of Credit
	3.637%, due 12/20/13		198,862	157,030
	1st Lien Term Loan
	6.012%, due 12/20/13		883,126	697,354
	Coleto Creek Power, L.P.
	Synthetic Letter of Credit
	3.762%, due 6/28/13		579,618	506,199
	Term Loan
	6.512%, due 6/28/13		1,126,794	984,067
	Covanta Energy Corp.
	Funded Letter of Credit
	2.783%, due 2/10/14		494,845	442,062
	Term Loan B
	4.632%, due 2/10/14		990,077	884,469
	Dynegy Holdings, Inc.
	Synthetic Letter of Credit
	5.21%, due 4/2/13		2,425,532	2,061,702
	Term Loan B
	5.21%, due 4/2/13		73,723	62,665
	InfrastruX Group, Inc.
	Delayed Draw Term Loan
	7.954%, due 11/5/12		1,764,262	1,631,942
	KGen LLC
	Synthetic Letter of Credit
	2.653%, due 2/8/14		281,250	237,656
	1st Lien Term Loan
	5.563%, due 2/8/14		460,547	389,162
	Mackinaw Power Holdings LLC
	Term Loan B
	4.301%, due 6/22/15	(b)(d)	1,500,000	1,252,500
	Mirant North America LLC
	Term Loan
	5.454%, due 1/3/13		767,033	691,480
❖	NRG Energy, Inc.
	Synthetic Letter of Credit
	5.262%, due 2/1/13		966,379	846,656
	Term Loan B
	5.262%, due 2/1/13		1,967,029	1,723,336
	TPF Generation Holdings LLC
	Synthetic Revolver
	2.701%, due 12/15/11		94,479	83,850
	Synthetic Letter of Credit
	3.662%, due 12/15/13		301,388	267,482
	Term Loan B
	5.762%, due 12/15/13		1,434,750	1,273,341
	2nd Lien Term Loan C
	8.012%, due 12/15/14		500,000	430,416
	TPF II LC LLC
	Term Loan B
	6.512%, due 10/15/14	(b)(d)	912,624	776,643
	TXU Corp.
	Term Loan B2
	6.228%, due 10/10/14		1,980,000	1,670,625
	Term Loan B3
	6.28%, due 10/10/14		990,000	833,191
	USPF Holdings LLC
	Term Loan
	4.239%, due 4/11/14	(b)	1,110,527	988,369
	Synthetic Letter of Credit
	5.512%, due 4/11/14	(b)	300,000	267,000
				20,616,433
	Total Floating Rate Loans
	(Cost $265,181,754)			228,175,893

			Principal
			Amount
	Foreign Floating Rate Loans 4.3%	(a)
	Chemicals, Plastics & Rubber 1.4%
	Brenntag Holding GmbH and Co.
	Acquisition Term Loan
	5.071%, due 1/20/14		392,727	327,927
	Term Loan B2
	5.071%, due 1/20/14		1,607,273	1,342,073
	Invista B.V.
	Tranche B1 Term Loan
	5.454%, due 4/29/11		1,297,929	1,148,667
	Tranche B2 Term Loan
	5.454%, due 4/29/11		329,466	293,225
	Lucite International US Finco, Ltd.
	Delayed Draw Term Loan B2
	5.05%, due 7/8/13		256,298	219,135
	Term Loan B1
	5.05%, due 7/8/13		723,798	622,466
				3,953,493
	Finance 0.5%
	Ashtead Group PLC
	Term Loan
	4.563%, due 8/31/11		1,368,000	1,272,240

	Home & Office Furnishings, Housewares & Durable Consumer Products 0.1%
	Sunbeam Corp. (Canada), Ltd.
	Term Loan
	5.512%, due 1/24/12		322,061	289,855

	Printing & Publishing 0.8%
	Yell Group PLC
	Term Loan B1
	5.704%, due 10/27/12		2,500,000	2,131,250

	Retail Store 0.5%
	Dollarama Group, L.P.
	Replacement Term Loan B
	4.799%, due 11/18/11		1,462,611	1,323,663

	Telecommunications 1.0%
	Intelsat Subsidiary Holding Co.
	Tranche B Term Loan
	5.288%, due 7/3/13		963,870	872,302
	Telesat Canada
	U.S. Term Loan B
	5.851%, due 10/31/14		1,828,701	1,632,115
	U.S. Delayed Draw Term Loan
	6.594%, due 10/31/14		157,060	140,176
				2,644,593
	Total Foreign Floating Rate Loans
	(Cost $13,208,646)			11,615,094

	Total Long-Term Investments
	(Cost $278,890,400)			240,180,987

			Principal
			Amount
	Short-Term Investments 9.3%
	Commercial Paper 5.2%
	Campbell Soup Co.
	1.80%, due 10/29/08		$2,000,000	1,997,200
	Florida Power & Light Co.
	2.10%, due 10/10/08		3,000,000	2,998,425
	Illinois Tool Works, Inc.
	2.10%, due 10/1/08		2,000,000	2,000,000
	Merck & Co., Inc.
	2.00%, due 10/6/08		2,000,000	1,999,444
	Northern Illinois Gas Co.
	4.25%, due 10/1/08		1,175,000	1,175,000
	NSTAR Electric Co.
	2.10%, due 11/3/08		2,000,000	1,996,150
	Praxair, Inc.
	2.00%, due 10/9/08		1,000,000	999,556
	2.10%, due 10/3/08		1,000,000	999,883
	Total Commercial Paper
	(Cost $14,165,658)			14,165,658

			Principal
			Amount
	U.S. Government & Federal Agencies 4.1%
	Federal Agricultural Mortgage Corporation (Discount Note)
	2.46%, due 11/10/08		2,000,000	1,994,533
	Federal Home Loan Bank (Discount Notes)
	2.00%, due 10/14/08		2,000,000	1,998,556
	2.00%, due 10/20/08		2,000,000	1,997,889
	United States Treasury Bill
	0.10%, due 10/23/08	(e)	5,000,000	4,999,695
	Total U.S. Government & Federal Agencies
	(Cost $10,990,673)			10,990,673

	Total Short-Term Investments
	(Cost $25,156,331)			25,156,331

	Total Investments
	(Cost $304,046,731)	(f)	97.8%	265,337,318

	Cash and Other Assets,
	Less Liabilities		2.2	6,059,623

	Net Assets		100.0%	$271,396,941

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. May be subject to change daily.
(a)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2008. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(b)	Illiquid securities. The total market value of these securities at September 30, 2008 is $11,963,486, which represents 4.4% of the Portfolio's net assets.
(c)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.
(d)	Fair valued security. The total market value of these securities at September 30, 2008, is 2,029,143, which represents 0.7% of the Portfolio's net assets.
(e)	Interest rate presented is yield to maturity.
(f)	The cost stated also represents the aggregate cost for federal tax purposes. Net unrealized depreciation is as follows:

	Gross unrealized appreciation		$10,564
	Gross unrealized depreciation		(38,719,977)
	Net unrealized depreciation		$(38,709,413)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	263,308,175
Level 3 - Significant Unobservable Inputs	2,029,143
Total	$265,337,318

The Portfolio did not hold other financial instruments as of September 30, 2008.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/2007	$-	$-
Accrued discounts/premiums	857	-
Realized gain (loss)	573	-*
Change in unrealized appreciation/depreciation	(377,500)	-
Net purchases (sales)	(87,493)	-
Net transfers in and/or out of Level 3	2,492,706	-
Balance as of 9/30/08	$2,029,143	$-
Net change in unrealized appreciation/depreciation from investments still held as of 9/30/08	(377,500)

*The realized gain (loss) earned during the period ended 9/30/2008 for other financial instruments was $0.

MainStay VP Government Portfolio

Portfolio of Investments††† September 30, 2008 (unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.2%† Asset-Backed Securities 1.6%
	Consumer Loans 0.4%
	Atlantic City Electric Transition Funding LLC
	Series 2002-1, Class A4
	5.55%, due 10/20/23	$1,650,000	$1,498,652

	Credit Cards 0.2%
	Chase Issuance Trust
	Series 2006-C4, Class C4
	2.778%, due 1/15/14 (a)	855,000	711,375

	Diversified Financial Services 0.5%
	Massachusetts RRB Special Purpose Trust
	Series 2001-1, Class A
	6.53%, due 6/1/15	1,605,136	1,664,599

	Home Equity 0.5%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3
	5.61%, due 11/25/36 (b)	665,000	643,110
	Series 2006-1, Class A3
	5.706%, due 7/25/36 (b)	1,025,000	974,325
			1,617,435
	Total Asset-Backed Securities
	(Cost $5,797,843)		5,492,061

	Corporate Bonds 1.0%
	Insurance 0.2%
	Fund American Cos., Inc.
	5.875%, due 5/15/13	1,000,000	741,626

	Media 0.8%
	TCI Communications, Inc.
	8.75%, due 8/1/15	2,560,000	2,718,761

	Total Corporate Bonds
	(Cost $3,985,907)		3,460,387

	Mortgage-Backed Securities 1.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.6%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-5, Class A2
	5.001%, due 10/10/45	1,630,000	1,591,690
	Citigroup Mortgage Loan Trust, Inc.
	Series 2006-AR6, Class 1A1
	6.06%, due 8/25/36 (a)	1,436,169	1,192,390
	Four Times Square Trust
	Series 2006-4TS, Class A
	5.401%, due 12/13/28 (c)	530,000	431,553
	GS Mortgage Securities Corp. II
	Series 2001-ROCK, Class A1
	6.22%, due 5/3/18 (c)	856,325	868,363
	Mortgage Equity Conversion Asset Trust
	Series 2007-FF2, Class A
	2.93%, due 2/25/42 (a)(c)(d)(e)	1,501,634	1,437,814

	Total Mortgage-Backed Securities
	(Cost $5,978,633)		5,521,810

	Municipal Bond 0.3%
	Texas 0.3%
	Harris County Texas Industrial Development Corp.
	Solid Waste Deer Park
	5.683%, due 3/1/23 (a)	1,280,000	1,280,422

	Total Municipal Bond
	(Cost $1,281,380)		1,280,422

	U.S. Government and Federal Agencies 89.7%
	Fannie Mae (Collateralized Mortgage Obligation) 0.4%
	Series 2006-B1, Class AB
	6.00%, due 6/25/16	1,497,742	1,520,679
	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) 0.7%
	Series 2003-T1, Class B
	4.491%, due 11/25/12	2,660,000	2,607,493
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.1%
	Series 360, Class 2, IO
	5.00%, due 8/1/35 (f)	1,917,026	420,481
	Series 361, Class 2, IO
	6.00%, due 10/1/35 (f)	345,513	74,374
			494,855
	Federal Home Loan Bank 4.8%
	4.50%, due 2/20/15	4,900,000	4,818,052
	5.00%, due 11/17/17	3,150,000	3,174,784
	5.125%, due 8/14/13	3,725,000	3,878,045
	5.50%, due 7/15/36	4,600,000	4,836,136
			16,707,017
	Federal Home Loan Mortgage Corporation 3.2%
	4.75%, due 11/17/15	1,395,000	1,417,418
❖	5.20%, due 3/5/19	10,025,000	9,932,299
			11,349,717
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.7%
	3.00%, due 8/1/10	1,542,671	1,523,697
	4.291%, due 3/1/35 (a)	116,598	116,811
	5.00%, due 1/1/20	2,907,231	2,902,635
	5.00%, due 6/1/33	6,135,053	5,996,014
	5.00%, due 8/1/33	3,005,069	2,936,629
	5.00%, due 5/1/36	2,385,535	2,325,987
	5.027%, due 6/1/35 (a)	2,437,639	2,460,184
	5.50%, due 1/1/21	2,138,265	2,157,997
❖	5.50%, due 1/1/33	9,093,607	9,072,423
	5.655%, due 2/1/37 (a)	844,891	860,798
	6.50%, due 4/1/37	588,610	604,211
			30,957,386
	Federal National Mortgage Association 2.0%
	4.625%, due 5/1/13	3,285,000	3,228,662
	5.50%, due 3/1/35	3,821,740	3,818,809
			7,047,471
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 29.0%
	4.378%, due 4/1/34 (a)	941,353	952,890
❖	4.50%, due 7/1/18	8,358,054	8,235,142
	4.50%, due 11/1/18	6,351,992	6,258,580
	4.719%, due 11/1/34 (a)	535,177	537,425
	5.00%, due 11/1/17	4,897,258	4,919,494
	5.00%, due 9/1/20	596,038	594,274
	5.00%, due 1/1/36	4,907,098	4,789,207
	5.00%, due 2/1/36	1,937,748	1,891,194
	5.00%, due 5/1/36	1,316,633	1,285,001
	5.00%, due 6/1/36	676,441	659,767
	5.00%, due 11/25/38 TBA(g)	2,840,000	2,762,786
	5.50%, due 11/1/17	3,198,080	3,255,575
	5.50%, due 6/1/19	1,837,070	1,862,059
	5.50%, due 11/1/19	1,952,376	1,978,934
	5.50%, due 4/1/21	4,310,255	4,356,764
	5.50%, due 6/1/21	816,620	824,411
❖	5.50%, due 6/1/33	8,274,773	8,276,183
	5.50%, due 12/1/33	3,867,496	3,868,155
	5.50%, due 6/1/34	2,064,352	2,062,768
	5.50%, due 4/1/36	1,174,599	1,172,963
	5.50%, due 1/1/37	1,155,148	1,152,999
	5.50%, due 7/1/37	856,901	855,258
	5.50%, due 11/25/38 TBA(g)	5,465,000	5,439,380
	6.00%, due 12/1/16	228,590	233,986
	6.00%, due 1/1/33	1,249,185	1,271,980
	6.00%, due 3/1/33	1,266,937	1,289,264
	6.00%, due 9/1/34	174,315	177,115
	6.00%, due 9/1/35	2,942,950	2,985,706
	6.00%, due 10/1/35	414,620	420,567
	6.00%, due 4/1/36	4,212,191	4,272,602
	6.00%, due 6/1/36	4,660,583	4,725,968
	6.00%, due 11/1/36	3,101,664	3,145,178
	6.00%, due 4/1/37	1,098,753	1,103,558
❖	6.00%, due 11/25/38 TBA(g)	8,370,000	8,461,551
	6.50%, due 10/1/31	386,468	399,680
	6.50%, due 7/1/32	186,172	192,362
	6.50%, due 2/1/37	784,099	804,856
	6.50%, due 10/25/38 TBA(g)	2,923,000	2,996,987
	6.50%, due 8/1/47 (d)	859,926	872,137
			101,344,706
	Government National Mortgage Association (Collateralized Mortgage Obligation) 0.9%
	Series 2006-32, Class A
	5.079%, due 1/16/30	3,121,961	3,145,386
	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.9%
	5.00%, due 4/15/34	5,137,547	5,049,084
	5.50%, due 6/15/33	2,648,858	2,658,902
	5.50%, due 12/15/35	2,126,252	2,132,321
	6.00%, due 8/15/32	831,232	847,463
	6.00%, due 10/15/32	1,294,557	1,318,479
❖	6.00%, due 11/25/38 TBA(g)	8,300,000	8,403,750
	6.50%, due 7/15/28	146,566	150,839
	6.50%, due 8/15/28	196,953	202,685
	6.50%, due 7/15/32	808,586	831,799
❖	6.50%, due 11/25/38 TBA(g)	9,355,000	9,550,875
			31,146,197
	Hvide Van Ommeren Tankers LLC 1.3%
	Series I
	7.54%, due 12/14/23 (h)	2,049,000	2,267,075
	Series II
	7.54%, due 12/14/23 (h)	2,030,000	2,246,053
			4,513,128
	Overseas Private Investment Corporation 0.9%
	5.142%, due 12/15/23 (h)	3,025,340	3,195,909
	Tennessee Valley Authority 2.3%
	4.65%, due 6/15/35 (h)	4,395,000	4,078,956
	6.25%, due 12/15/17 (h)	3,485,000	3,841,969
			7,920,925
	United States Treasury Bonds 5.3%
	4.375%, due 2/15/38	795,000	805,124
	6.25%, due 5/15/30 (i)	4,865,000	6,110,138
	6.875%, due 8/15/25	5,305,000	6,845,524
	8.75%, due 8/15/20 (i)	3,460,000	4,911,307
			18,672,093
	United States Treasury Notes 20.9%
	2.00%, due 7/15/14 T.I.P.S. (j)	3,500,190	3,491,440
❖	3.375%, due 6/30/13 (i)	14,975,000	15,275,668
	3.50%, due 2/15/18 (i)	1,550,000	1,519,969
	4.125%, due 8/31/12 (i)	1,095,000	1,154,113
	4.25%, due 11/15/14	3,950,000	4,203,973
❖	4.375%, due 11/15/08 (i)	9,455,000	9,494,891
	4.75%, due 5/31/12 (i)	5,530,000	5,942,588
❖	4.75%, due 8/15/17 (i)	17,835,000	19,118,282
	4.875%, due 7/31/11 (i)	6,350,000	6,815,334
	4.875%, due 8/15/16 (i)	5,535,000	5,991,206
			73,007,464
	Total U.S. Government and Federal Agencies
	(Cost $312,569,000)		313,630,426

	Total Long-Term Bonds
	(Cost $329,612,763)		329,385,106

	Short-Term Investments 31.2%	Shares
	Investment Company 15.0%
	State Street Navigator Securities Lending Prime Portfolio (k)	52,346,038	52,346,038

	Total Investment Company
	(Cost $52,346,038)		52,346,038

		Principal Amount
	Time Deposit 16.2%
	State Street Bank and Trust Co.
	1.91%, due 10/1/08	$56,634,922	56,634,922
	Total Time Deposit
	(Cost $56,634,922)		56,634,922
	Total Short-Term Investment
	(Cost $108,980,960)		108,980,960
	Total Investments
	(Cost $438,593,723) (l)	125.4%	438,366,066
	Liabilities in Excess of
	Cash and Other Assets	(25.4)	(88,887,099)
	Net Assets	100.0%	$349,478,967

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Portfolio's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Floating rate. Rate shown is the rate in effect at September 30, 2008.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at September 30, 2008 is $1,617,435, which represents 0.5% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Fair valued security. The total market value of these securities at September 30, 2008 is $2,309,951, which represents 0.7% of the Portfolio's net assets.
(e)	Illiquid security. The total market value of this security at September 30, 2008 is $1,437,814, which represents 0.4% of the Portfolio's net assets.
(f)
Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(g)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at September 30, 2008 is $37,618,448, which represents 10.8% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(h)	United States Government Guaranteed Security.
(i)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $51,295,997; cash collateral of $52,346,038 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(j)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	At September 30, 2008, cost is $438,593,723 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$3,050,819
Gross unrealized depreciation	(3,278,476)
Net unrealized depreciation	$(227,657)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	436,056,115
Level 3 - Significant Unobservable Inputs	2,309,951
Total	$438,366,066

The Portfolio did not hold other financial instruments as of September 30, 2008.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/2007	$1,748,129	$-
Accrued discounts/premiums	221	-
Realized gain (loss)	(37)	-*
Change in unrealized appreciation/depreciation	72,279	-
Net purchases (sales)	489,359	-
Net transfers in and/or out of Level 3	-	-
Balance as of 9/30/08	$2,309,951	$-
Net change in unrealized appreciation/depreciation from investments still held as of 9/30/08	247

*The realize loss earned during the period ended 9/30/2008 for other financial instruments was $0.

	MainStay VP Growth Allocation Portfolio
	Portfolio of Investments		September 30, 2008 (unaudited)

			Shares	Value
	Affiliated Investment Companies 99.9%	†
	Equity Funds 99.9%
	MainStay 130/30 Core Fund Class I	(a)	1,305,847	$9,676,327
	MainStay 130/30 Growth Fund Class I	(a) (b)	793,451	6,450,758
	MainStay 130/30 International Fund Class I	(a)	1,797,946	11,830,488
	MainStay Growth Equity Fund Class I	(a)	694,808	6,975,870
	MainStay ICAP Equity Fund Class I		573,279	18,740,502
	MainStay ICAP International Fund Class I		430,571	11,939,731
	MainStay Large Cap Opportunity Fund Class I	(a)	363,547	2,777,496
	MainStay MAP Fund Class I		355,569	10,162,158
	MainStay VP Capital Appreciation Portfolio Initial Class		8,815	185,303
	MainStay VP Common Stock Portfolio Initial Class	(a)	1,985,382	38,021,063
	MainStay VP ICAP Select Equity Portfolio Initial Class		1,647,695	18,786,930
	MainStay VP International Equity Portfolio Initial Class		840,779	12,280,613
	MainStay VP Large Cap Growth Portfolio Initial Class	(a)	2,616,050	31,251,646
	MainStay VP Mid Cap Core Portfolio Initial Class		93,840	1,080,825

	Total Affiliated Investment Companies
	(Cost $219,900,917)	(c)	99.9%	180,159,710
	Cash and Other Assets,
	Less Liabilities		0.1	105,402
	Net Assets		100.0%	$180,265,112

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio/Fund Share Class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At September 30, 2008, cost is $220,196,069 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$0
	Gross unrealized depreciation		(40,036,359)
	Net unrealized depreciation		$(40,036,359)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$180,159,710
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$180,159,710

The Portfolio did not hold other financial instruments as of September 30, 2008.

At September 30, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio

Portfolio of Investments††† September 30, 2008 (unaudited)

		Principal Amount		Value
	Long-Term Bonds 89.9%†

	Convertible Bonds 0.5%
	Insurance 0.1%
	Conseco, Inc.
	3.50%, due 9/30/35
	(zero coupon), beginning 9/30/10 (a)		$950,000	$681,625
	3.50%, due 9/30/35
	(zero coupon), beginning 9/30/10		1,670,000	1,198,225
				1,879,850

	Internet 0.0% ‡
	At Home Corp.
	0.525%, due 12/28/18 (b)(c)(d)(e)		1,869,975	187
	4.75%, due 12/31/49 (b)(c)(d)(e)		9,032,054	903
				1,090
	Media 0.4%
	Sinclair Broadcast Group, Inc.
	3.00%, due 5/15/27		5,560,000	4,726,000

	Total Convertible Bonds
	(Cost $7,979,465)			6,606,940

	Corporate Bonds 67.4%
	Advertising 0.8%
	Interpublic Group of Cos., Inc.
	6.25%, due 11/15/14		6,720,000	5,577,600
	Lamar Media Corp.
	Series B
	6.625%, due 8/15/15		1,945,000	1,609,488
	7.25%, due 1/1/13		245,000	221,725
	Vertis, Inc.
	9.75%,, due 4/1/09 (d)		3,065,000	2,252,775
				9,661,588
	Aerospace & Defense 0.5%
	BE Aerospace, Inc.
	8.50%, due 7/1/18		2,660,000	2,580,200
	Sequa Corp.
	11.75%, due 12/1/15 (a)		3,445,000	2,893,800
				5,474,000
	Agriculture 0.6%
	Reynolds American, Inc.
	7.625%, due 6/1/16		3,475,000	3,450,150
	7.75%, due 6/1/18		3,505,000	3,457,763
				6,907,913
	Airlines 0.4%
	DAE Aviation Holdings, Inc.
	11.25%, due 8/1/15 (a)		4,215,000	3,919,950
	Delta Air Lines, Inc. (Escrow Shares)
	0.01%, due 12/31/08 (f)		3,395,000	76,387
	2.875%, due 2/6/24 (f)		2,325,000	58,125
	2.875%, due 2/18/49 (f)		1,355,000	33,875
	8.00%, due 6/3/23 (f)		5,935,000	148,375
	8.30%, due 12/15/29 (f)		3,660,000	82,350
	9.25%, due 3/15/22 (f)		2,450,000	55,125
	9.75%, due 5/15/21 (f)		350,000	7,875
	10.00%, due 8/15/49 (f)		2,630,000	59,175
	10.375%, due 2/1/11 (f)		5,180,000	116,550
	10.375%, due 12/15/22 (f)		3,275,000	73,688
	Northwest Airlines, Inc. (Escrow Shares)
	7.625%, due 11/15/23 (f)		3,847,600	28,857
	7.875%, due 12/31/08 (f)		3,986,900	14,951
	8.70%, due 12/31/08 (f)		155,000	581
	8.875%, due 12/31/08 (f)		1,996,000	7,485
	9.875%, due 12/31/08 (f)		2,108,000	7,905
	10.00%, due 2/1/09 (f)		7,315,600	27,434
				4,718,688
	Apparel 0.4%
	Unifi, Inc.
	11.50%, due 5/15/14		5,965,000	4,712,350

	Auto Manufacturers 0.2%
	General Motors Corp.
	6.75%, due 5/1/28		2,885,000	923,200
	7.125%, due 7/15/13 (g)		2,080,000	956,800
	8.375%, due 7/15/33 (g)		2,425,000	970,000
				2,850,000
	Auto Parts & Equipment 2.0%
	Allison Transmission, Inc.
	11.25%, due 11/1/15 (a)		3,800,000	3,116,000
	American Tire Distributors, Inc.
	9.041%, due 4/1/12 (h)		775,000	651,000
	10.75%, due 4/1/13		1,855,000	1,521,100
	FleetPride Corp.
	11.50%, due 10/1/14 (a)		5,665,000	5,381,750
	Goodyear Tire & Rubber Co. (The)
	6.678%, due 12/1/09		935,000	916,300
	8.625%, due 12/1/11		2,585,000	2,559,150
	Lear Corp.
	Series B
	8.50%, due 12/1/13		1,865,000	1,368,444
	8.75%, due 12/1/16		5,475,000	3,805,125
	Tenneco Automotive, Inc.
	8.625%, due 11/15/14		5,290,000	4,205,550
	10.25%, due 7/15/13		1,065,000	1,094,287
				24,618,706
	Beverages 0.3%
	Constellation Brands, Inc.
	7.25%, due 5/15/17		4,220,000	3,882,400

	Building Materials 0.8%
	Compression Polymers Corp.
	10.50%, due 7/1/13		1,760,000	1,196,800
	Texas Industries, Inc.
	7.25%, due 7/15/13 (a)		9,605,000	8,356,350
				9,553,150
	Chemicals 1.2%
	Equistar Chemicals, L.P.
	7.55%, due 2/15/26		2,400,000	1,440,000
	MacDermid, Inc.
	9.50%, due 4/15/17 (a)		3,975,000	3,339,000
	Millennium America, Inc.
	7.625%, due 11/15/26		3,150,000	1,260,000
	Mosaic Global Holdings, Inc.
	7.625%, due 12/1/16 (a)		1,640,000	1,675,631
	Phibro Animal Health Corp.
	10.00%, due 8/1/13 (a)		3,655,000	3,508,800
	Tronox Worldwide LLC/Tronox Finance Corp.
	9.50%, due 12/1/12 (d)(g)		9,170,000	3,026,100
				14,249,531
	Coal 0.2%
	Peabody Energy Corp.
	7.375%, due 11/1/16		845,000	811,200
	7.875%, due 11/1/26		2,235,000	1,989,150
				2,800,350
	Commercial & Professional Services 3.0%
	Cardtronics, Inc.
	9.25%, due 8/15/13		7,375,000	6,637,500
	El Comandante Capital Corp. (Escrow Shares)
	11.75%, due 12/31/50 (b)(d)(e)(f)		2,412,000	173,664
	Great Lakes Dredge & Dock Corp.
	7.75%, due 12/15/13		4,854,000	4,441,410
	iPayment, Inc.
	9.75%, due 5/15/14		6,280,000	5,024,000
	Knowledge Learning Corp., Inc.
	7.75%, due 2/1/15 (a)		7,845,000	6,942,825
	Language Line, Inc.
	11.125%, due 6/15/12		5,005,000	5,005,000
	Rural/Metro Corp.
	9.875%, due 3/15/15		4,120,000	3,502,000
	Service Corp. International
	7.375%, due 10/1/14		2,145,000	1,951,950
	7.625%, due 10/1/18		2,210,000	1,977,950
				35,656,299
	Computers 1.5%
❖	SunGard Data Systems, Inc.
	3.75%, due 1/15/09		3,475,000	3,431,563
	4.875%, due 1/15/14		1,030,000	875,500
	9.125%, due 8/15/13		6,825,000	6,142,500
	10.625%, due 5/15/15 (a)		8,420,000	7,914,800
				18,364,363
	Distribution & Wholesale 0.3%
	ACE Hardware Corp.
	9.125%, due 6/1/16 (a)		4,240,000	3,625,200

	Diversified Financial Services 4.7%
	AmeriCredit Corp.
	8.50%, due 7/1/15 (g)		6,955,000	5,807,425
	Cedar Brakes II LLC
	9.875%, due 9/1/13 (a)		4,240,263	4,612,049
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
	8.50%, due 4/1/15		3,715,000	3,399,225
	9.75%, due 4/1/17 (g)		2,935,000	2,626,825
	KAR Holdings, Inc.
	8.75%, due 5/1/14		2,175,000	1,772,625
	10.00%, due 5/1/15		6,060,000	4,666,200
	LaBranche & Co., Inc.
	11.00%, due 5/15/12		3,270,000	3,073,800
❖	Lender Processing Services, Inc.
	8.125%, due 7/1/16 (a)		3,375,850	3,291,454
	MXEnergy Holdings, Inc.
	10.625%, due 8/1/11 (h)		4,140,000	2,815,200
	NSG Holdings LLC/NSG Holdings, Inc.
	7.75%, due 12/15/25 (a)		1,435,000	1,363,250
	Rainbow National Services LLC
	8.75%, due 9/1/12 (a)		2,940,000	2,940,000
	10.375%, due 9/1/14 (a)		9,450,000	9,639,000
	Regency Energy Partners/Regency Energy Finance Corp.
	8.375%, due 12/15/13		3,481,000	3,132,900
	Ucar Finance, Inc.
	10.25%, due 2/15/12		383,000	394,490
	Vanguard Health Holding Co. II LLC
	9.00%, due 10/1/14		6,595,000	6,364,175
				55,898,618
	Electric 3.0%
	AES Eastern Energy, L.P.
	Series 1999-A
	9.00%, due 1/2/17		7,003,542	7,423,754
	Energy Future Holdings Corp.
	10.875%, due 11/1/17 (a)		9,820,000	8,862,550
	Ipalco Enterprises, Inc.
	7.25%, due 4/1/16 (a)		1,260,000	1,203,300
	NRG Energy, Inc.
	7.25%, due 2/1/14		4,775,000	4,428,813
	7.375%, due 2/1/16		345,000	310,500
	PNM Resources, Inc.
	9.25%, due 5/15/15		2,825,000	2,782,625
	Public Service Co. of New Mexico
	7.95%, due 5/15/18		2,305,000	2,175,713
	Reliant Energy Mid-Atlantic Power Holdings LLC
	Series C
	9.681%, due 7/2/26		1,190,000	1,261,400
	Reliant Energy, Inc.
	7.625%, due 6/15/14		1,700,000	1,275,000
	7.875%, due 6/15/17		8,180,000	6,053,200
	Western Resources, Inc.
	7.125%, due 8/1/09		855,000	872,233
				36,649,088
	Energy - Alternate Sources 0.0% ‡
	Salton Sea Funding Corp.
	Series E
	8.30%, due 5/30/11 (b)		2,294	2,449
	VeraSun Energy Corp.
	9.375%, due 6/1/17 (g)		1,123,000	443,585
				446,034
	Entertainment 2.7%
	Gaylord Entertainment Co.
	6.75%, due 11/15/14		4,410,000	3,704,400
	8.00%, due 11/15/13		4,890,000	4,254,300
	Isle of Capri Casinos, Inc.
	7.00%, due 3/1/14 (g)		6,475,000	4,338,250
	Jacobs Entertainment, Inc.
	9.75%, due 6/15/14		5,050,000	3,383,500
	Mohegan Tribal Gaming Authority
	6.375%, due 7/15/09		2,720,000	2,584,000
	8.00%, due 4/1/12 (g)		2,986,000	2,538,100
	Penn National Gaming, Inc.
	6.75%, due 3/1/15		5,635,000	4,958,800
	6.875%, due 12/1/11		3,200,000	3,008,000
	Pinnacle Entertainment, Inc.
	8.75%, due 10/1/13		3,505,000	3,356,038
	United Artists Theatre Circuit, Inc.
	Series BA7
	9.30%, due 7/1/15 (b)(e)		767,889	568,238
				32,693,626
	Environmental Controls 0.7%
	Geo Sub Corp.
	11.00%, due 5/15/12		8,780,000	8,077,600

	Finance - Auto Loans 1.1%
	Ford Motor Credit Co. LLC
	5.70%, due 1/15/10		2,115,000	1,619,743
	7.375%, due 10/28/09		1,510,000	1,213,989
	7.875%, due 6/15/10		4,635,000	3,538,020
	General Motors Acceptance Corp. LLC
	6.75%, due 12/1/14		14,345,000	5,505,812
	7.25%, due 3/2/11		2,900,000	1,371,648
				13,249,212
	Finance - Other Services 1.4%
❖	American Real Estate Partners, L.P./American Real Estate Finance Corp.
	7.125%, due 2/15/13		13,150,000	10,059,756
	8.125%, due 6/1/12		7,680,000	6,528,000
				16,587,750
	Food 0.4%
	Dole Food Co., Inc.
	8.625%, due 5/1/09		1,310,000	1,251,050
	Stater Brothers Holdings, Inc.
	7.75%, due 4/15/15		4,415,000	4,128,025
				5,379,075
	Forest Products & Paper 2.7%
	Bowater, Inc.
	9.375%, due 12/15/21		7,589,700	2,599,472
	9.50%, due 10/15/12		90,000	34,650
	Domtar Corp.
	7.875%, due 10/15/11		6,570,000	6,537,150
❖	Georgia-Pacific Corp.
	7.00%, due 1/15/15 (a)		1,615,000	1,469,650
	7.125%, due 1/15/17 (a)		3,880,000	3,462,900
	7.25%, due 6/1/28		4,180,000	3,302,200
	7.375%, due 12/1/25		1,310,000	1,057,825
	7.75%, due 11/15/29		64,000	52,800
	8.00%, due 1/15/24		4,295,000	3,779,600
	8.875%, due 5/15/31		6,895,000	5,998,650
	NewPage Corp.
	10.00%, due 5/1/12		4,120,000	3,687,400
				31,982,297
	Hand & Machine Tools 0.4%
	Baldor Electric Co.
	8.625%, due 2/15/17		2,985,000	2,850,675
	Thermadyne Holdings Corp.
	10.00%, due 2/1/14		1,590,000	1,510,500
				4,361,175
	Health Care - Products 3.7%
	Biomet, Inc.
	10.00%, due 10/15/17		4,835,000	4,931,700
	10.375%, due 10/15/17		2,100,000	2,079,000
	11.625%, due 10/15/17		3,460,000	3,477,300
	Catalent Pharma Solutions, Inc.
	9.50%, due 4/15/15		6,245,000	4,839,875
	Cooper Cos., Inc. (The)
	7.125%, due 2/15/15		2,980,000	2,920,400
	DJO Finance LLC / DJO Finance Corp.
	10.875%, due 11/15/14		7,440,000	7,123,800
	Hanger Orthopedic Group, Inc.
	10.25%, due 6/1/14		4,885,000	5,007,125
	Invacare Corp.
	9.75%, due 2/15/15		4,890,000	4,890,000
	ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
	11.75%, due 11/15/14		5,065,000	4,533,175
	VWR Funding, Inc.
	Series B
	10.25%, due 7/15/15 (i)		4,890,000	4,278,750
				44,081,125
	Health Care - Services 2.8%
	Alliance Imaging, Inc.
	7.25%, due 12/15/12		2,440,000	2,220,400
	Series B
	7.25%, due 12/15/12		7,490,000	6,815,900
	Centene Corp.
	7.25%, due 4/1/14		4,135,000	3,876,562
❖	Community Health Systems, Inc.
	8.875%, due 7/15/15		6,105,000	5,799,750
❖	HCA, Inc.
	6.30%, due 10/1/12		6,800,000	5,865,000
	6.75%, due 7/15/13		3,095,000	2,599,800
	8.75%, due 9/1/10		1,200,000	1,182,000
	Psychiatric Solutions, Inc.
	7.75%, due 7/15/15		4,025,000	3,743,250
	Skilled Healthcare Group, Inc.
	11.00%, due 1/15/14		1,904,000	1,961,120
				34,063,782
	Holding Company - Diversified 0.8%
	ESI Tractebel Acquisition Corp.
	Class B
	7.99%, due 12/30/11		1,018,000	1,028,180
	Leucadia National Corp.
	7.125%, due 3/15/17		1,440,000	1,310,400
	8.125%, due 9/15/15		4,480,000	4,356,800
	Susser Holdings LLC
	10.625%, due 12/15/13		3,375,000	3,315,938
				10,011,318
	Household Products & Wares 0.9%
	ACCO Brands Corp.
	7.625%, due 8/15/15		6,575,000	5,029,875
	Jarden Corp.
	7.50%, due 5/1/17		3,530,000	2,938,725
	Libbey Glass, Inc.
	9.928%, due 6/1/11 (h)		3,500,000	3,220,000
				11,188,600
	Insurance 1.9%
	Crum & Forster Holdings Corp.
	7.75%, due 5/1/17		11,475,000	9,983,250
	HUB International Holdings, Inc.
	9.00%, due 12/15/14 (a)		9,160,000	8,152,400
	Lumbermens Mutual Casualty Co.
	9.15%, due 7/1/26 (a)(d)		12,235,000	122,350
	8.45%,, due 12/1/97 (a)(d)		555,000	5,550
	USI Holdings Corp.
	6.679%, due 11/15/14 (a)(h)		2,080,000	1,580,800
	9.75%, due 5/15/15 (a)		3,675,000	2,793,000
				22,637,350
	Internet 0.4%
	Expedia, Inc.
	8.50%, due 7/1/16 (a)		4,795,000	4,315,500

	Iron & Steel 0.4%
	Allegheny Ludlum Corp.
	6.95%, due 12/15/25		4,420,000	4,146,079
	Allegheny Technologies, Inc.
	8.375%, due 12/15/11		85,000	90,346
				4,236,425
	Leisure Time 0.5%
	Town Sports International, Inc.
	(zero coupon), due 2/1/14
	11.00%, beginning 2/1/09		6,830,000	6,368,975

	Lodging 1.9%
	Boyd Gaming Corp.
	6.75%, due 4/15/14 (g)		2,050,000	1,470,875
	7.125%, due 2/1/16 (g)		1,180,000	817,150
	7.75%, due 12/15/12		8,615,000	7,581,200
	MGM Mirage, Inc.
	7.50%, due 6/1/16		1,545,000	1,127,850
	MTR Gaming Group, Inc.
	Series B
	9.00%, due 6/1/12		1,910,000	1,337,000
	9.75%, due 4/1/10		3,035,000	2,883,250
	San Pasqual Casino
	8.00%, due 9/15/13 (a)		1,815,000	1,624,425
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
	5.319%, due 3/15/14 (a)(h)		3,760,000	2,820,000
	Wynn Las Vegas Capital Corp.
	6.625%, due 12/1/14		3,085,000	2,629,962
				22,291,712
	Media 1.5%
	CSC Holdings, Inc.
	8.50%, due 6/15/15 (a)		1,690,000	1,569,587
	CW Media Holdings, Inc.
	13.50%, due 8/15/15 (a)		1,665,000	1,498,500
	HSN, Inc.
	11.25%, due 8/1/16 (a)		5,075,000	4,821,250
	ION Media Networks, Inc.
	6.041%, due 1/15/12 (a)(h)		5,310,000	4,035,600
	9.041%, due 1/15/13 (a)(h)		2,312,019	1,248,490
	LBI Media, Inc.
	8.50%, due 8/1/17 (a)		3,280,000	2,164,800
	Morris Publishing Group LLC
	7.00%, due 8/1/13		5,735,000	1,376,400
	Ziff Davis Media, Inc.
	8.801%, due 7/15/11 (b)(e)(h)		1,019,000	866,150
	9.239%, due 5/1/12 (Escrow Shares) (b)(e)		4,035,000	252,188
				17,832,965
	Metal Fabricate & Hardware 0.7%
	Metals USA, Inc.
	11.125%, due 12/1/15		2,125,000	2,040,000
	Mueller Water Products, Inc.
	7.375%, due 6/1/17		2,705,000	2,136,950
	Neenah Foundary Co.
	9.50%, due 1/1/17		5,355,000	4,069,800
				8,246,750
	Mining 0.6%
	Freeport-McMoRan Copper & Gold, Inc.
	8.25%, due 4/1/15		2,295,000	2,254,838
	8.375%, due 4/1/17		5,585,000	5,501,225
				7,756,063
	Miscellaneous - Manufacturing 1.7%
	Actuant Corp.
	6.875%, due 6/15/17		3,695,000	3,528,725
	Polypore, Inc.
	8.75%, due 5/15/12		2,700,000	2,484,000
	RBS Global, Inc./Rexnord Corp.
	9.50%, due 8/1/14		8,675,000	8,154,500
	Sally Holdings LLC
	9.25%, due 11/15/14		2,450,000	2,309,125
	SPX Corp.
	7.625%, due 12/15/14 (a)		4,425,000	4,425,000
				20,901,350
	Oil & Gas 7.1%
	Chaparral Energy, Inc.
	8.50%, due 12/1/15		5,480,000	4,329,200
	8.875%, due 2/1/17		6,530,000	5,158,700
	Chesapeake Energy Corp.
	6.50%, due 8/15/17		11,390,000	9,966,250
	6.625%, due 1/15/16		1,590,000	1,427,025
	6.875%, due 11/15/20		1,355,000	1,158,525
	Forest Oil Corp.
	7.25%, due 6/15/19 (g)		5,255,000	4,493,025
	8.00%, due 12/15/11		3,685,000	3,685,000
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	7.75%, due 11/1/15 (a)		3,730,000	3,207,800
	9.00%, due 6/1/16 (a)		2,895,000	2,634,450
	Linn Energy LLC
	9.875%, due 7/1/18 (a)		3,930,000	3,419,100
	Mariner Energy, Inc.
	7.50%, due 4/15/13		5,585,000	4,942,725
	8.00%, due 5/15/17		1,870,000	1,580,150
	Newfield Exploration Co.
	6.625%, due 9/1/14		645,000	580,500
	6.625%, due 4/15/16		4,785,000	4,258,650
	7.125%, due 5/15/18		35,000	30,450
	Parker Drilling Co.
	9.625%, due 10/1/13		6,770,000	6,566,900
	Petroquest Energy, Inc.
	10.375%, due 5/15/12		4,870,000	4,431,700
	Pride International, Inc.
	7.375%, due 7/15/14		2,770,000	2,645,350
	SandRidge Energy, Inc.
	8.00%, due 6/1/18 (a)		3,395,000	2,919,700
	Stone Energy Corp.
	6.75%, due 12/15/14		5,750,000	4,456,250
	8.25%, due 12/15/11		755,000	702,150
	United Refining Co.
	10.50%, due 8/15/12		2,315,000	1,990,900
	Venoco, Inc.
	8.75%, due 12/15/11		2,050,000	1,763,000
	W&T Offshore, Inc.
	8.25%, due 6/15/14 (a)		3,155,000	2,524,000
	Whiting Petroleum Corp.
	7.00%, due 2/1/14		4,995,000	4,245,750
	7.25%, due 5/1/13		1,855,000	1,720,512
				84,837,762
	Oil & Gas Services 1.1%
	Allis-Chalmers Energy, Inc.
	8.50%, due 3/1/17		3,615,000	3,090,825
	9.00%, due 1/15/14		3,835,000	3,451,500
	Complete Production Services, Inc.
	8.00%, due 12/15/16		3,815,000	3,624,250
	Helix Energy Solutions Group, Inc.
	9.50%, due 1/15/16 (a)		2,945,000	2,753,575
				12,920,150
	Packaging & Containers 0.1%
	Owens-Brockway Glass Container, Inc.
	8.25%, due 5/15/13		1,200,000	1,194,000

	Pharmaceuticals 0.1%
	Warner Chilcott Corp.
	8.75%, due 2/1/15		1,515,000	1,492,275

	Pipelines 2.9%
	ANR Pipeline Co.
	7.375%, due 2/15/24		395,000	401,754
	9.625%, due 11/1/21		7,515,000	9,095,517
	Copano Energy LLC
	8.125%, due 3/1/16		2,260,000	2,067,900
	Copano Energy LLC/Copano Energy Finance Corp.
	7.75%, due 6/1/18 (a)		5,145,000	4,501,875
	El Paso Natural Gas Co.
	7.50%, due 11/15/26		1,435,000	1,303,587
	7.625%, due 8/1/10		3,975,000	3,975,000
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	Series B
	6.875%, due 11/1/14		4,050,000	3,645,000
	8.50%, due 7/15/16		6,065,000	5,731,425
	Northwest Pipeline Corp.
	7.125%, due 12/1/25		2,195,000	2,085,977
	Southern Natural Gas Co.
	7.35%, due 2/15/31		1,190,000	1,043,373
	Tennessee Gas Pipeline Co.
	7.625%, due 4/1/37		1,005,000	891,971
				34,743,379
	Real Estate Investment Trusts 1.4%
	Host Hotels & Resorts, L.P.
	6.875%, due 11/1/14		2,145,000	1,855,425
	Host Marriott, L.P.
	Series Q
	6.75%, due 6/1/16		3,795,000	3,102,413
	Omega Healthcare Investors, Inc.
	7.00%, due 4/1/14		6,225,000	5,727,000
	Trustreet Properties, Inc.
	7.50%, due 4/1/15		6,700,000	6,715,249
				17,400,087
	Retail 1.5%
	Harry & David Holdings, Inc.
	9.00%, due 3/1/13		935,000	472,175
	Rite Aid Corp.
	8.625%, due 3/1/15		7,905,000	4,150,125
	9.375%, due 12/15/15		1,095,000	574,875
	9.50%, due 6/15/17		2,895,000	1,519,875
	Star Gas Partners, L.P./Star Gas Finance Co.
	Series B
	10.25%, due 2/15/13		7,720,000	6,793,600
	Toys "R" Us, Inc.
	7.625%, due 8/1/11		4,850,000	4,049,750
				17,560,400
	Savings & Loans 0.1%
	Chukchansi Economic Development Authority
	8.00%, due 11/15/13 (a)		2,105,000	1,684,000

	Software 0.7%
	Open Solutions, Inc.
	9.75%, due 2/1/15 (a)		4,745,000	3,084,250
	SS&C Technologies, Inc.
	11.75%, due 12/1/13		5,405,000	5,621,200
				8,705,450
	Telecommunications 3.7%
	Centennial Cellular Operating Co./Centennial Communications Corp.
	10.125%, due 6/15/13		6,655,000	6,588,450
	Centennial Communications Corp/Cellular Operating Co. LLC/Puerto Rico Operations
	8.125%, due 2/1/14		170,000	168,300
	GCI, Inc.
	7.25%, due 2/15/14		2,040,000	1,774,800
	iPCS, Inc.
	4.926%, due 5/1/13 (h)		1,525,000	1,242,875
❖	Lucent Technologies, Inc.
	5.50%, due 11/15/08		1,745,000	1,727,550
	6.45%, due 3/15/29		17,470,000	10,656,700
	6.50%, due 1/15/28		3,410,000	2,080,100
	PAETEC Holding Corp.
	9.50%, due 7/15/15		180,000	123,300
	Qwest Communications International, Inc.
	7.25%, due 2/15/11		1,265,000	1,198,587
	Series B
	7.50%, due 2/15/14		8,560,000	7,404,400
	Qwest Corp.
	7.20%, due 11/10/26		1,645,000	1,209,075
	7.25%, due 9/15/25		920,000	685,400
	7.50%, due 10/1/14		1,655,000	1,431,575
	8.875%, due 3/15/12		4,820,000	4,723,600
	Sprint Nextel Corp.
	6.00%, due 12/1/16		3,545,000	2,729,650
	Windstream Regatta Holdings, Inc.
	11.00%, due 12/1/17 (a)		1,865,000	1,044,400
				44,788,762
	Textiles 1.2%
❖	INVISTA
	9.25%, due 5/1/12 (a)		14,065,000	13,818,863

	Transportation 0.1%
	Atlantic Express Transportation Corp.
	9.961%, due 4/15/12 (h)		2,395,000	1,185,525

	Trucking & Leasing 0.3%
	Greenbrier Cos., Inc.
	8.375%, due 5/15/15		4,090,000	3,517,400

	Total Corporate Bonds
	(Cost $936,992,106)			810,178,981

	Foreign Bond 0.4%
	Media 0.4%
	Shaw Communications, Inc.
	7.50%, due 11/20/13	C$	5,470,000	5,393,058

	Total Foreign Bond
	(Cost $4,285,253)			5,393,058

	Loan Assignments & Participations 10.2% (j)
	Aerospace & Defense 0.3%
	DAE Aviation Holdings
	Tranche B2 Term Loan
	6.55%, due 7/31/14		$1,940,898	1,800,183
	Tranche B1 Term Loan
	7.151%, due 7/31/14		1,963,893	1,821,510
				3,621,693

	Automobile 1.0%
	DaimlerChrysler Financial Services Americas LLC
	2nd Lien Term Loan
	9.32%, due 8/3/12		10,195,000	4,791,650
	Navistar International Corp.
	Term Loan B
	6.194%, due 1/3/12		6,600,000	5,654,002
	Revolver
	6.194%, due 1/19/12		2,400,000	2,056,001
				12,501,653

	Broadcasting 0.6%
	Nielsen Finance LLC
	Dollar Term Loan
	4.803%, due 8/9/13		8,826,084	7,594,846

	Buildings & Real Estate 0.4%
	LNR Property Corp.
	Tranche A2 Term Loan
	6.04%, due 7/12/09		805,200	543,510
	Initial Tranche B Term Loan
	6.04%, due 7/12/11		6,107,200	3,928,963
				4,472,473
	Diversified/Conglomerate Service 0.6%
❖	SunGard Data Systems, Inc.
	Incremental Term Loan
	4.553%, due 2/28/14		7,983,206	6,920,441

	Finance 0.8%
❖	Lender Processing Services, Inc.
	Term Loan A
	6.204%, due 7/2/13		8,075,000	7,938,735
	Term Loan B
	6.204%, due 7/1/14		1,655,850	1,617,214
				9,555,949
	Healthcare, Education & Childcare 2.3%
	Capella Healthcare, Inc.
	1st Lien Term Loan
	7.204%, due 3/2/15		2,646,700	2,487,898
❖	Community Health Systems, Inc.
	New Term Loan B
	5.277%, due 7/25/14		8,466,723	7,408,383
	Fresenius Medical Care Holdings, Inc.
	Term Loan
	4.935%, due 3/31/13		398,977	371,796
❖	HCA, Inc.
	Term Loan A
	5.762%, due 11/16/12		2,624,361	2,295,004
	Term Loan B
	6.012%, due 11/18/13		10,046,063	8,792,394
	Talecris Biotherapeutics, Inc.
	1st Lien Term Loan
	6.31%, due 12/6/13		2,377,650	2,246,879
	2nd Lien Term Loan
	9.31%, due 12/6/14		4,845,000	4,602,750
				28,205,104
	Leisure, Amusement, Motion Pictures & Entertainment 0.2%
	Town Sports International, Inc.
	Term Loan
	4.313%, due 2/27/14		2,964,851	2,342,232

	Machinery 0.2%
	BHM Technologies LLC
	1st Lien Term Loan
	7.00%, due 7/21/13		7,013,553	1,706,629

	Pharmaceutical 0.2%
	Warner Chilcott Corp.
	Tranche B Term Loan
	5.762%, due 1/18/12		1,741,625	1,600,118
	Tranche C Term Loan
	5.762%, due 1/18/12		653,475	600,380
				2,200,498
	Retail Store 0.7%
	Neiman Marcus Group, Inc. (The)
	Term Loan B
	4.565%, due 4/6/13		4,113,924	3,541,402
	Toys 'R' Us (Delaware), Inc.
	Term Loan
	7.464%, due 1/19/13		5,870,000	5,136,250
				8,677,652
	Telecommunications 0.9%
	Alltel Communications, Inc.
	Term Loan B3
	4.997%, due 5/15/15		7,024,050	6,800,158
	Qwest Corp.
	Term Loan B
	6.95%, due 6/30/10		4,250,000	4,108,335
				10,908,493
	Utilities 2.0%
	Calpine Corp.
	1st Priority Term Loan
	6.645%, due 3/29/14		13,795,750	11,674,653
	TXU Corp.
	Term Loan B2
	6.228%, due 10/10/14		10,558,350	8,908,608
	Term Loan B3
	6.28%, due 10/10/14		3,851,100	3,241,113
				23,824,374
	Total Loan Assignments & Participations
	(Cost $146,689,051)			122,532,037

	Yankee Bonds 11.4% (k)
	Biotechnology 0.7%
	FMC Finance III S.A.
	6.875%, due 7/15/17		9,170,000	8,826,125

	Chemicals 0.2%
	Nova Chemicals Corp.
	5.953%, due 11/15/13 (h)		2,965,000	2,460,950

	Commercial & Professional Services 0.3%
	Quebecor World, Inc.
	8.75%, due 3/15/16 (a)(d)		150,000	60,000
	9.75%, due 1/15/15 (a)(d)		8,530,000	3,454,650
				3,514,650
	Diversified Financial Services 0.6%
	Digicel, Ltd.
	9.25%, due 9/1/12 (a)		3,910,000	3,870,900
	Galaxy Entertainment Finance Co., Ltd.
	9.875%, due 12/15/12 (a)		5,410,000	3,678,800
				7,549,700
	Electric 0.8%
	Intergen N.V.
	9.00%, due 6/30/17 (a)		9,365,000	9,365,000

	Electronics 1.3%
❖	NXP B.V./NXP Funding LLC
	7.875%, due 10/15/14		23,285,000	15,600,950

	Forest Products & Paper 0.9%
	Bowater Canada Finance
	7.95%, due 11/15/11		755,000	347,300
	Catalyst Paper Corp.
	7.375%, due 3/1/14		3,481,000	2,367,080
	Series D
	8.625%, due 6/15/11		1,930,000	1,524,700
	Smurfit Capital Funding PLC
	7.50%, due 11/20/25		7,545,000	6,262,350
				10,501,430
	Insurance 0.6%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18 (g)		3,015,000	2,653,200
	7.75%, due 7/15/37		135,000	112,050
	8.30%, due 4/15/26		4,645,000	3,994,700
				6,759,950
	Media 2.3%
	CanWest MediaWorks, Inc.
	8.00%, due 9/15/12		3,106,140	2,593,627
	CanWest MediaWorks, L.P.
	9.25%, due 8/1/15 (a)		3,220,000	2,318,400
	Quebecor Media, Inc.
	7.75%, due 3/15/16		12,140,000	10,622,500
	Sun Media Corp.
	7.625%, due 2/15/13		2,330,000	2,143,600
	Videotron, Ltd.
	9.125%, due 4/15/18 (a)		9,710,000	9,807,100
				27,485,227
	Pharmaceuticals 0.2%
	Angiotech Pharmaceuticals, Inc.
	6.56%, due 12/1/13 (h)		3,165,000	2,278,800

	Telecommunications 3.1%
	Inmarsat Finance PLC
	(zero coupon), beginning 11/15/08
	10.375%, due 11/15/12		6,585,000	6,486,225
	Intelsat Subsidiary Holding Co., Ltd.
	8.50%, due 1/15/13 (a)		7,405,000	6,849,625
	Millicom International Cellular S.A.
	10.00%, due 12/1/13		8,365,000	8,281,350
	Nortel Networks, Ltd.
	10.75%, due 7/15/16 (a)		10,130,000	6,204,625
	Rogers Wireless, Inc.
	8.00%, due 12/15/12		2,510,000	2,503,725
	9.625%, due 5/1/11		4,250,000	4,554,355
	Satelites Mexicanos S.A. de C.V.
	11.551%, due 11/30/11 (h)		2,800,000	2,691,500
				37,571,405
	Transportation 0.4%
	CEVA Group PLC
	10.00%, due 9/1/14 (a)		3,370,000	3,235,200
	Kansas City Southern de Mexico S.A. de C.V.
	7.375%, due 6/1/14		1,380,000	1,317,900
				4,553,100
	Total Yankee Bonds
	(Cost $160,488,120)			136,467,287

	Total Long-Term Bonds
	(Cost $1,256,433,995)			1,081,178,303

			Shares
	Common Stocks 0.6%
	Airlines 0.2%
	Northwest Airlines, Inc. (f)		238,012	2,149,248

	Commercial & Professional Services 0.0% ‡
	Dinewise, Inc. (b)(e)(f)		1,627,396	16,274

	Diversified Financial Services 0.0% ‡
	Adelphia Contingent Value Vehicle (b)(e)(f)		2,207,279	22,073
	Adelphia (Escrow Shares) (b)(e)(f)		1,760,000	2
				22,075

	Media 0.1%
	AH Belo Corp. Class A		27,840	143,654
	Haights Cross Communications, Inc. (b)(c)(d)(e)(f)		409,133	1,391,052
	Ziff Davis Media, Inc. (physical certs) (b)(e)		7,975	80
				1,534,786
	Retail 0.1%
	Star Gas Partners, L.P. (f)		776,330	1,723,453

	Software 0.1%
	Quadramed Corp. (b)(f)		90,040	741,930

	Telecommunications 0.1%
	Loral Space & Communications, Ltd. (f)		43,194	637,974
	Remote Dynamics, Inc. (f)		4	1
				637,975
	Total Common Stocks
	(Cost $19,694,828)			6,825,741

	Convertible Preferred Stock 0.5%
	Software 0.5%
	QuadraMed Corp. (a)(b)(c)
	5.50%		278,000	5,560,000

	Total Convertible Preferred Stock
	(Cost $6,646,200)			5,560,000

	Preferred Stock 0.6%
	Real Estate Investment Trusts 0.6%
	Sovereign Real Estate Investment Corp. (a)(b)
	12.00%		9,000	6,862,500

	Total Preferred Stock
	(Cost $10,153,831)			6,862,500

			Number of Warrants
	Warrants 0.0%‡
	Media 0.0% ‡
	Haights Cross Communications, Inc.
	Strike Price $ 0.01
	Expire 12/10/11 (b)(c)(e)(f)		3,304	11,200

	Total Warrants
	(Cost $979)			11,200

			Shares
	Short-Term Investments 7.6%
	Investment Company 1.7%
	State Street Navigator Securities Lending Prime Portfolio (l)		20,988,013	20,988,013

	Total Investment Company
	(Cost $20,988,013)			20,988,013

			Principal Amount
	Time Deposit 5.9%
	State Street Bank and Trust Co.
	1.91%, due 10/1/08		$70,965,382	70,965,382

	Total Time Deposit
	(Cost $70,965,382)			70,965,382

	Total Short-Term Investments
	(Cost $91,953,395)			91,953,395

	Total Investments
	(Cost $1,384,883,228) (m)		99.2%	1,192,391,139
	Cash and Other Assets,
	Less Liabilities		0.8	9,537,005

	Net Assets		100.0%	$1,201,928,144

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
†††
All of the Portfolio's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security. The total market value of these securities at September 30, 2008 is $16,468,890, which represents 1.4% of the Portfolio's net assets.
(c)	Restricted security.
(d)	Issue in default.
(e)	Fair valued security. The total market value of these securities at September 30, 2008 is $3,302,011, which represents 0.3% of the Portfolio's net assets.
(f)	Non-income producing security.
(g)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $20,547,239; cash collateral of $20,988,013 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(h)	Floating rate. Rate shown is the rate in effect at September 30, 2008.
(i)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(j)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2008. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	At September 30, 2008, cost is $1,385,576,317 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$6,241,824
Gross unrealized depreciation	(199,427,002)
Net unrealized depreciation	$(193,185,178)

The following abbreviation is used in the above portfolio:
C$	Canadian Dollar

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$5,396,262
Level 2 - Other Significant Observable Inputs	1,183,692,866
Level 3 - Significant Unobservable Inputs	3,302,011
Total	$1,192,391,139

The Portfolio did not hold other financial instruments as of September 30, 2008.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/2007	$5,855,346
Accrued discounts/premiums	(4,041,653)
Realized gain (loss)	15,920
Change in unrealized appreciation/depreciation	(5,083,562)
Net purchases (sales)	2,520,960
Net transfers in and/or out of Level 3	4,035,000
Balance as of 9/30/08	$3,302,011
Net change in unrealized appreciation/depreciation from investments still held as of 9/30/08	(5,083,562)

*The realized gain (loss) earned during the period ended 9/30/2008 for other financial instruments was $0.

Foreign Currency held at September 30, 2008:

		Currency	Cost	Value
Canadian Dollar	C$	205,125	$206,831	$192,741
			$206,831	$192,741

Restricted securities held at September 30, 2008:

		Number of
		Warrants/
		Principal
	Date(s) of	Amount/		9/30/08	Percent of
Security	Acquisition	Shares	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 0.525% due 12/28/18	8/31/01	$1,869,975	$0	$187	0.0%		‡
Convertible Bond 4.75% due 12/31/49	8/27/01	9,032,054	58,488	903	0.0	‡
Haights Cross Communications, Inc.
Common Stock	8/31/07	409,133	4,655,813	1,391,052	0.1
Warrants	8/31/07	3,304	979	11,201	0.0	‡
QuadraMed Corp	6/16/04 -	278,000	6,646,200	5,560,000	0.5
Convertible Preferred Stock 5.50%	2/1/06
			$11,361,480	$6,963,343	0.6%
‡ Less than one-tenth of a percent.

MainStay VP ICAP Select Equity Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

		Shares	Value
	Common Stocks 98.0% †
	Beverages 8.1%
	Coca-Cola Co. (The)	564,000	$29,824,320
❖	PepsiCo, Inc.	557,900	39,761,533
			69,585,853
	Building Products 2.0%
	Masco Corp. (a)	929,794	16,680,504

	Capital Markets 5.0%
	Bank of New York Mellon Corp. (The)	749,850	24,430,113
	Goldman Sachs Group, Inc. (The)	144,481	18,493,568
			42,923,681
	Chemicals 4.4%
❖	E.I. du Pont de Nemours & Co.	922,463	37,175,259

	Commercial Banks 2.0%
	SunTrust Banks, Inc. (a)	385,760	17,355,342

	Communications Equipment 4.7%
❖	Cisco Systems, Inc. (b)	1,794,721	40,488,906

	Computers & Peripherals 4.2%
❖	Hewlett-Packard Co.	771,949	35,694,922

	Consumer Finance 3.7%
	Capital One Financial Corp. (a)	619,924	31,616,124

	Diversified Financial Services 7.9%
	Bank of America Corp.	688,000	24,080,000
❖	JPMorgan Chase & Co.	936,214	43,721,194
			67,801,194
	Energy Equipment & Services 2.8%
	Baker Hughes, Inc.	392,575	23,766,490

	Food & Staples Retailing 3.9%
❖	CVS Caremark Corp.	995,794	33,518,426

	Hotels, Restaurants & Leisure 1.4%
	InterContinental Hotels Group PLC, ADR (c)	934,498	11,559,740

	Industrial Conglomerates 5.9%
❖	General Electric Co.	1,369,521	34,922,785
	Textron, Inc.	515,434	15,091,908
			50,014,693
	Insurance 3.5%
	ACE, Ltd.	546,060	29,558,228

	Media 5.7%
	News Corp. Class A	1,963,545	23,542,905
	Viacom, Inc. Class B (b)	1,023,000	25,411,320
			48,954,225
	Multiline Retail 3.0%
	Target Corp. (a)	522,452	25,626,271

	Oil, Gas & Consumable Fuels 6.7%
❖	Marathon Oil Corp.	825,050	32,894,744
	Occidental Petroleum Corp.	344,734	24,286,510
			57,181,254
	Pharmaceuticals 14.4%
❖	Johnson & Johnson	628,331	43,530,772
	Schering-Plough Corp.	1,685,925	31,139,035
❖	Wyeth	1,296,998	47,911,106
			122,580,913
	Semiconductors & Semiconductor Equipment 2.9%
	Texas Instruments, Inc.	1,165,933	25,067,559

	Specialty Retail 2.4%
	Lowe's Cos., Inc.	861,350	20,405,381

	Wireless Telecommunication Services 3.4%
	Vodafone Group PLC, ADR (c)	1,329,817	29,388,956

	Total Common Stocks
	(Cost $982,145,006)		836,943,921

	Short-Term Investments 5.0%
	Investment Company 4.6%
	State Street Navigator Securities Lending Prime Portfolio (d)	39,397,746	39,397,746

	Total Investment Company
	(Cost $39,397,746)		39,397,746
		Principal Amount
	Time Deposit 0.4%
	State Street Bank and Trust Co.
	1.91%, due 10/1/08	$2,900,722	2,900,722
	Total Time Deposit
	(Cost $2,900,722)		2,900,722
	Total Short-Term Investments
	(Cost $42,298,468)		42,298,468
	Total Investments
	(Cost $1,024,443,474) (e)	103.0%	879,242,389
	Liabilities in Excess of
	Cash and Other Assets	(3.0)	(25,537,176)
	Net Assets	100.0%	$853,705,213

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. May be subject to change daily.
(a)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $38,434,828; cash collateral of $39,397,746 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.
(c)	ADR - American Depositary Receipt.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At September 30, 2008, cost is $1,025,113,423 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$7,189,081
Gross unrealized depreciation	(153,060,115)
Net unrealized depreciation	$(145,871,034)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$836,943,921
Level 2 - Other Significant Observable Inputs	42,298,468
Level 3 - Significant Unobservable Inputs	-
Total	$879,242,389

The Portfolio did not hold other financial instruments as of September 30, 2008.

At September 30, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP International Equity Portfolio

Portfolio of Investments ††† September 30, 2008 (unaudited)

		Shares	Value
	Common Stocks 86.9% †
	Belgium 1.1%
	Mobistar S.A. (Wireless Telecommunication Services)	82,000	$5,740,138

	Denmark 0.1%
	Novo Nordisk A/S (Pharmaceuticals)	5,200	266,329

	France 3.2%
	Neopost S.A. (Office Electronics) (a)	24,700	2,325,407
	Sanofi-Aventis, ADR (Pharmaceuticals) (b)	41,500	1,364,105
	Societe Television Francaise 1 (Media) (a)	180,910	3,200,896
	Total S.A. (Oil, Gas & Consumable Fuels)	122,500	7,390,535
	Vivendi S.A. (Media)	75,600	2,365,755
			16,646,698
	Germany 5.7%
	Beiersdorf A.G. (Personal Products)	70,200	4,493,097
	Hannover Rueckversicherung A.G. (Insurance)	311,895	11,370,562
	Henkel A.G. & Co. KGaA (Household Products)	58,000	2,130,598
	Puma A.G. Rudolf Dassler Sport (Textiles, Apparel & Luxury Goods)	4,542	1,240,537
	Rheinmetall A.G. (Industrial Conglomerates)	21,076	1,126,402
	Siemens A.G. (Industrial Conglomerates)	58,800	5,518,639
	Siemens A.G., ADR (Industrial Conglomerates) (b)	27,900	2,619,531
	Wincor Nixdorf A.G. (Computers & Peripherals)	16,700	987,124
			29,486,490
	Greece 2.8%
	OPAP S.A. (Hotels, Restaurants & Leisure)	469,163	14,360,799

	Hong Kong 1.1%
	Esprit Holdings, Ltd. (Specialty Retail)	436,800	2,683,668
	Hutchison Whampoa International, Ltd. (Industrial Conglomerates)	383,000	2,915,661
			5,599,329
	Ireland 0.0% ‡
	C&C Group PLC (Beverages)	95,620	245,692

	Italy 14.2%
	Assicurazioni Generali S.p.A. (Insurance)	252,600	8,361,087
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	249,200	6,577,657
	Intesa Sanpaolo S.p.A. (Commercial Banks)	326,600	1,551,241
❖	MediaSet S.p.A. (Media)	2,733,068	17,314,559
❖	Snam Rete Gas S.p.A. (Gas Utilities)	4,246,271	25,560,785
	Terna S.p.A. (Electric Utilities)	4,064,892	14,893,571
			74,258,900
	Japan 11.1%
	ASKUL Corp. (Internet & Catalog Retail) (a)	45,900	704,485
	Canon, Inc. (Office Electronics)	111,350	4,163,051
	Hirose Electric Co., Ltd. (Electronic Equipment & Instruments) (a)	6,300	601,514
	HOYA Pentax HD Corp. (Electronic Equipment & Instruments)	236,400	4,683,339
	Keyence Corp. (Electronic Equipment & Instruments)	32,100	6,384,912
	Murata Manufacturing Co., Ltd. (Electronic Equipment & Instruments)	91,200	3,659,382
	Nintendo Co., Ltd. (Software)	8,000	3,330,280
	Nitto Denko Corp. (Chemicals)	37,800	959,909
❖	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	9,856	15,893,810
❖	NTT DoCoMo, Inc., Sponsored ADR (Wireless Telecommunication Services) (b)	56,600	899,940
	OBIC Co., Ltd. (IT Services) (a)	25,060	4,087,240
	Otsuka Corp. (IT Services)	22,100	1,443,221
	RICOH Co., Ltd. (Office Electronics)	440,700	6,127,584
	Ryohin Keikaku Co., Ltd. (Multiline Retail)	43,400	2,134,109
	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals) (a)	25,100	633,611
	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	38,600	1,944,011
			57,650,398
	Netherlands 6.8%
❖	Reed Elsevier N.V. (Media)	1,233,752	18,391,518
	TNT N.V. (Air Freight & Logistics)	508,742	14,228,629
	Unilever N.V., CVA (Food Products)	107,800	3,045,443
			35,665,590
	Singapore 1.2%
	DBS Group Holdings, Ltd. (Commercial Banks)	354,000	4,185,352
	Venture Corp, Ltd. (Electronic Equipment & Instruments)	415,800	2,271,210
			6,456,562
	Spain 3.1%
	Antena 3 de Television S.A. (Media) (a)	159,785	1,178,254
	Enagas (Gas Utilities)	591,600	12,743,626
	Indra Sistemas S.A. (IT Services) (a)	92,900	2,215,281
			16,137,161
	Sweden 1.1%
	Svenska Handelsbanken Class A (Commercial Banks)	71,600	1,604,125
	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	465,800	4,391,221
			5,995,346

	Switzerland 12.6%
	Actelion, Ltd. Registered (Biotechnology) (a)(c)	33,477	1,711,638
	Geberit A.G. (Building Products)	30,808	3,794,288
❖	Nestle S.A. Registered (Food Products)	447,710	19,364,380
❖	Novartis A.G. Registered (Pharmaceuticals)	214,580	11,223,688
❖	Novartis A.G., ADR (Pharmaceuticals) (b)	135,400	7,154,536
❖	Roche Holding A.G. Genusscheine (Pharmaceuticals)	135,866	21,179,733
❖	Roche Holdings A.G., Sponsored ADR (Pharmaceuticals) (b)	14,500	1,128,316
			65,556,579
	United Kingdom 18.5%
❖	BP PLC, Sponsored ADR (Oil, Gas & Consumable Fuels) (b)	304,300	15,266,731
	Cobham PLC (Aerospace & Defense)	763,816	2,583,508
	Diageo PLC (Beverages)	582,129	9,854,281
	Intertek Group PLC (Professional Services)	82,400	1,239,216
	Lloyds TSB Group PLC (Commercial Banks)	370,157	1,539,769
	Michael Page International PLC (Professional Services)	124,000	516,362
	Rolls-Royce Group PLC (Aerospace & Defense) (c)	1,118,230	6,713,795
	Royal Dutch Shell PLC Class A, ADR (Oil, Gas & Consumable Fuels) (b)	167,900	9,907,779
	Scottish & Southern Energy PLC (Electric Utilities)	361,360	9,186,223
	Shire, Ltd. (Pharmaceuticals)	216,200	3,403,344
	Shire, Ltd., ADR (Pharmaceuticals) (b)	15,500	740,125
❖	Tesco PLC (Food & Staples Retailing)	3,542,099	24,633,368
	Vodafone Group PLC, ADR (Wireless Telecommunication Services) (b)	488,924	10,805,220
			96,389,721
	United States 4.3%
❖	Aflac, Inc. (Insurance)	307,250	18,050,938
	ENI S.p.A., ADR (Oil, Gas & Consumable Fuels) (b)	8,300	439,485
	Infosys Technologies, Ltd., Sponsored ADR (IT Services) (b)	16,600	552,946
	Tim Hortons, Inc. (Hotels, Restaurants & Leisure)	113,000	3,294,705
			22,338,074
	Total Common Stocks
	(Cost $500,059,374)		452,793,806

	Exchange Traded Funds 5.5% (d)
	United States 5.5%
	iShares MSCI EAFE Index Fund (Capital Markets) (e)	142,900	8,045,270
	iShares S&P Europe 350 Index Fund (Capital Markets)	358,300	14,281,838
	Vanguard Europe Pacific ETF (Capital Markets)	180,600	6,351,702

	Total Exchange Traded Funds
	(Cost $35,410,745)		28,678,810

		Number of Warrants
	Warrants 0.9%
	Ireland 0.9%
	Ryanair Holdings PLC Class A
	Strike Price € 0.000001
	Expire 4/3/18 (Airlines) (c)(f)	1,485,436	4,802,016

	Total Warrants
	(Cost $6,007,011)		4,802,016
		Shares
	Short-Term Investments 2.3%
	Investment Company 2.0%
	United States 2.0%
	State Street Navigator Securities Lending Prime Portfolio (Capital Markets) (g)	10,241,435	10,241,435

	Total Investment Company
	(Cost $10,241,435)		10,241,435
		Principal Amount
	Time Deposit 0.3%
	United States 0.3%
	State Street Bank and Trust Co. (Capital Markets)
	1.91%, due 10/1/08	$1,536,982	1,536,982

	Total Time Deposit
	(Cost $1,536,982)		1,536,982
	Total Short-Term Investments
	(Cost $11,778,417)		11,778,417
	Total Investments
	(Cost $553,255,547)(h)	95.6%	498,053,049
	Cash and Other Assets,
	Less Liabilities	4.4	23,023,054
	Net Assets	100.0%	$521,076,103

†	Percentages indicated are based on Portfolio net assets.
❖
Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. One of the ten largest holdings may be a security traded on more than exchange. May be subject to change daily.

‡	Less than one-tenth of a percent.
†††
All of the Portfolio's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's potential senior securities holdings to ensure proper coverage for these transactions.

(a)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $9,737,471; cash collateral of $10,241,435 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	ADR - American Depositary Receipt.
(c)	Non-income producing security.
(d)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(e)
Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) is an unmanaged free float-adjusted market-capitalization index that is designed to measure developed-market equity performance, excluding the United States and Canada. As of September 30, 2008, the MSCI EAFE Index consisted of the following 21 developed-market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(g)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	At September 30, 2008, cost is $556,532,681 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$16,529,641
Gross unrealized depreciation	(75,009,273)
Net unrealized depreciation	$(58,479,632)

The following abbreviation is used in the above portfolio:
€	Euro

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$96,480,146	$7,661,782
Level 2 - Other Significant Observable Inputs	401,572,903	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$498,053,049	$7,661,782

*Other financial instruments includes foreign forward currency contracts.

At September 30, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

Foreign currency forward contracts held at September 30, 2008:

		Contract		Contract	Unrealized
		Amount		Amount	Appreciation/
		Purchased		Sold	(Depreciation)
Foreign Currency Buy Contracts:
Australian Dollar vs. U.S. Dollar, expiring 12/19/08	A$	23,566,068		$19,678,000	$(1,124,852)
Euro vs. U.S. Dollar, expiring 1/15/09		€965,726		1,375,000	(11,031)
Japanese Yen vs. U.S. Dollar, expiring 10/7/08		¥1,906,546,875		18,149,811	(209,383)
Japanese Yen vs. U.S. Dollar, expiring 10/21/08		¥2,419,815,020		22,409,845	410,904
Japanese Yen vs. U.S. Dollar, expiring 11/28/08		¥2,548,980,000		23,642,165	520,626
Japanese Yen vs. U.S. Dollar, expiring 12/8/08		¥3,583,104,000		33,416,684	597,757
Pound Sterling vs. U.S. Dollar, expiring 1/12/09		£3,570,164		6,552,000	(188,554)

		Contract		Contract
		Amount		Amount
		Sold		Purchased
Foreign Currency Sale Contracts:
Canadian Dollar vs. Pound Sterling, expiring 1/09/09	C$	3,737,000		£1,983,756	13,521
Euro vs. U.S. Dollar, expiring 10/21/08		€14,654,000		$22,409,844	1,741,008
Euro vs. U.S. Dollar, expiring 11/28/08		€15,300,000		$23,642,165	2,035,726
Japanese Yen vs. Euro Dollar, expiring 11/28/08		¥572,376,300		€3,810,000	(45,355)
Japanese Yen vs. Swedish Krona, expiring 10/07/08		¥941,702,588	SEK	57,950,000	(490,424)
Japanese Yen vs. Swiss Franc, expiring 12/08/08		¥571,945,750	CHF	6,070,000	5,980
Swedish Krona vs. U.S. Dollar, expiring 10/7/08	KR	111,250,000		$3,289,732	2,079,687
Swiss Franc vs. U.S. Dollar, expiring 12/8/08	CHF	34,720,000		$33,416,684	2,326,172
Unrealized appreciation on foreign currency forward contracts					$7,661,782

Foreign currency held at September 30, 2008:

		Currency		Cost	Value
Australian Dollar	A$	3,522,484		$3,151,230	$2,783,644
Danish Krone	DKK	4,206,816		824,443	793,739
Euro		€2,965,005		4,337,721	4,174,135
Hong Kong Dollar	HK$	1,200,746		154,609	154,639
Japanese Yen		¥170,354,070		1,617,464	1,601,750
Norwegian Krone	kr	3,221,412		632,615	548,330
Pound Sterling		£5,495,218		10,304,661	9,769,675
Singapore Dollar	SGD	116,136		82,092	80,827
Swedish Krona	KR	18,437,800		2,946,554	2,662,960
Swiss Franc	CHF	3,078,577		2,757,425	2,738,460
				$26,808,814	$25,308,159

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

		Shares	Value
	Common Stocks 91.8% †
	Aerospace & Defense 4.6%
	Precision Castparts Corp.	47,000	$3,702,660
	Rockwell Collins, Inc.	72,600	3,491,334
	United Technologies Corp.	116,100	6,972,966
			14,166,960
	Air Freight & Logistics 1.1%
	C.H. Robinson Worldwide, Inc. (a)	65,700	3,348,072

	Biotechnology 5.4%
❖	Genzyme Corp. (b)	105,700	8,550,073
❖	Gilead Sciences, Inc. (b)	175,200	7,985,616
			16,535,689
	Capital Markets 2.6%
	Charles Schwab Corp. (The)	262,600	6,827,600
	T. Rowe Price Group, Inc. (a)	22,200	1,192,362
			8,019,962
	Chemicals 3.0%
	Ecolab, Inc.	68,100	3,304,212
	Monsanto Co.	60,100	5,948,698
			9,252,910
	Communications Equipment 7.4%
❖	Cisco Systems, Inc. (b)	364,200	8,216,352
	Juniper Networks, Inc. (b)	129,900	2,736,993
❖	QUALCOMM, Inc.	272,000	11,687,840
			22,641,185
	Computers & Peripherals 4.9%
	Apple, Inc. (b)	26,600	3,023,356
	EMC Corp. (b)	229,100	2,740,036
❖	Hewlett-Packard Co.	199,000	9,201,760
			14,965,152
	Construction & Engineering 0.9%
	Quanta Services, Inc. (b)	102,000	2,755,020

	Diversified Financial Services 1.0%
	IntercontinentalExchange, Inc. (a)(b)	38,700	3,122,316

	Electric Utilities 1.3%
	FirstEnergy Corp.	61,900	4,146,681

	Electronic Equipment & Instruments 0.9%
	Dolby Laboratories, Inc. Class A (b)	78,100	2,748,339

	Energy Equipment & Services 9.2%
	FMC Technologies, Inc. (a)(b)	101,300	4,715,515
❖	Schlumberger, Ltd.	114,100	8,910,069
	Smith International, Inc.	65,500	3,840,920
	Transocean, Inc. (b)	42,000	4,613,280
	Weatherford International, Ltd. (b)	244,600	6,149,244
			28,229,028
	Food & Staples Retailing 5.7%
	Costco Wholesale Corp.	53,200	3,454,276
	CVS Caremark Corp.	199,700	6,721,902
	Wal-Mart Stores, Inc.	124,700	7,468,283
			17,644,461
	Health Care Equipment & Supplies 4.5%
	Alcon, Inc.	27,400	4,425,374
	Mindray Medical International, Ltd., ADR (c)	110,450	3,725,478
	St. Jude Medical, Inc. (b)	127,900	5,562,371
			13,713,223
	Health Care Providers & Services 4.2%
❖	Medco Health Solutions, Inc. (b)	287,500	12,937,500

	Household Products 1.3%
	Procter & Gamble Co. (The)	60,000	4,181,400

	Internet & Catalog Retail 2.2%
	Amazon.com, Inc. (b)	46,900	3,412,444
	Priceline.com, Inc. (a)(b)	51,300	3,510,459
			6,922,903
	Internet Software & Services 3.6%
	Equinix, Inc. (b)	59,900	4,160,654
	Google, Inc. Class A (b)	17,030	6,820,856
			10,981,510
	IT Services 4.6%
	Cognizant Technology Solutions Corp. Class A (b)	222,100	5,070,543
	Mastercard, Inc. Class A (a)	29,500	5,231,235
	Visa, Inc. Class A (b)	62,900	3,861,431
			14,163,209
	Life Sciences Tools & Services 5.1%
	Charles River Laboratories International, Inc. (a)(b)	66,000	3,664,980
	Illumina, Inc. (a)(b)	100,800	4,085,424
❖	Thermo Fisher Scientific, Inc. (b)	142,400	7,832,000
			15,582,404
	Machinery 5.0%
	Bucyrus International, Inc.	61,900	2,765,692
❖	Danaher Corp.	113,400	7,869,960
	SPX Corp. (a)	63,000	4,851,000
			15,486,652
	Multiline Retail 1.1%
	Target Corp.	68,000	3,335,400

	Oil, Gas & Consumable Fuels 0.7%
	Continental Resources, Inc. (b)	52,900	2,075,267

	Personal Products 1.4%
	Avon Products, Inc.	101,700	4,227,669

	Pharmaceuticals 3.1%
	Allergan, Inc.	72,600	3,738,900
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (a)(c)	125,900	5,764,961
			9,503,861
	Software 5.5%
❖	Microsoft Corp.	337,000	8,994,530
	Oracle Corp. (b)	219,200	4,451,952
	SAP A.G., Sponsored ADR (c)	64,100	3,424,863
			16,871,345
	Trading Companies & Distributors 1.5%
	Fastenal Co. (a)	93,500	4,617,965

	Total Common Stocks
	(Cost $300,088,258)		282,176,083

	Short-Term Investments 11.2%
	Investment Company 6.8%
	State Street Navigator Securities Lending Prime Portfolio (d)	21,809,296	21,809,296

	Total Investment Company
	(Cost $21,809,296)		21,809,296
		Principal Amount
	Time Deposit 4.4%
	State Street Bank and Trust Co.
	1.91%, due 10/1/08	$13,534,392	13,534,392

	Total Time Deposit
	(Cost $13,534,392)		13,534,392
	Total Short-Term Investments
	(Cost $34,536,497)		35,343,688
	Total Investments
	(Cost $334,624,755) (e)	103.3%	317,519,771
	Liabilities in Excess of
	Cash and Other Assets	(3.3)	(10,097,089)
	Net Assets	100.0%	$307,422,682

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. May be subject to change daily.
(a)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is 21,343,113; cash collateral of 21,809,296 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.
(c)	ADR - American Depositary Receipt.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At September 30, 2008, cost is $335,523,699 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$11,287,986
Gross unrealized depreciation	(29,291,914)
Net unrealized depreciation	$(18,003,928)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$282,176,083
Level 2 - Other Significant Observable Inputs	35,343,688
Level 3 - Significant Unobservable Inputs	-
Total	$317,519,771

The Portfolio did not hold other financial instruments as of September 30, 2008.

At September 30, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

	MainStay VP Mid Cap Core Portfolio
	Portfolio of Investments		September 30, 2008 (unaudited)

			Shares	Value
	Common Stocks 99.5%	†
	Aerospace & Defense 0.4%
	DRS Technologies, Inc.		3,471	$266,399
	L-3 Communications Holdings, Inc.		7,639	751,066
				1,017,465

	Airlines 1.0%
❖	Southwest Airlines Co.		174,682	2,534,636

	Auto Components 0.4%
	Autoliv, Inc.		18,372	620,055
	BorgWarner, Inc.		6,351	208,122
	TRW Automotive Holdings Corp.	(a)	18,791	298,965
				1,127,142

	Beverages 0.4%
	Constellation Brands, Inc. Class A	(a)	11,055	237,240
	Dr. Pepper Snapple Group, Inc.	(a)	11,627	307,883
	Pepsi Bottling Group, Inc. (The)		18,385	536,290
				1,081,413

	Biotechnology 0.3%
	Cephalon, Inc.	(a)	10,349	801,944

	Building Products 0.5%
	Armstrong World Industries, Inc.		9,999	288,971
	Lennox International, Inc.		23,170	770,866
	Owens Corning, Inc.	(a)	14,018	335,170
				1,395,007

	Capital Markets 2.9%
	Ameriprise Financial, Inc.		38,891	1,485,636
	Eaton Vance Corp.		5,582	196,654
	Federated Investors, Inc. Class B		24,468	705,902
	GLG Partners, Inc.		2,919	15,821
	Invesco, Ltd.		98,554	2,067,663
	Investment Technology Group, Inc.	(a)	5,396	164,200
	Northern Trust Corp.		9,699	700,268
	Raymond James Financial, Inc.		18,421	607,525
	TD Ameritrade Holding Corp.	(a)	108,321	1,754,800
				7,698,469

	Chemicals 3.3%
	Airgas, Inc.		35,606	1,767,838
	Ashland, Inc.		31,281	914,656
	Celanese Corp. Class A		20,088	560,656
	CF Industries Holdings, Inc.		16,319	1,492,536
	Eastman Chemical Co.		17,905	985,849
	FMC Corp.		13,949	716,839
	Rohm & Haas Co.		11,214	784,980
	RPM, Inc.		15,555	300,834
	Terra Industries, Inc.		42,386	1,246,148
				8,770,336

	Commercial & Professional Services 2.2%
	Allied Waste Industries, Inc.	(a)	98,488	1,094,202
	Brink's Co. (The)		10,148	619,231
	Manpower, Inc.		23,661	1,021,209
	Monster Worldwide, Inc.	(a)	14,624	218,044
	R.R. Donnelley & Sons Co.		57,101	1,400,688
	Republic Services, Inc.		1,551	46,499
	Robert Half International, Inc.		53,247	1,317,863
				5,717,736

	Commercial Banks 0.2%
	BancorpSouth, Inc.		5,132	144,363
	Cullen/Frost Bankers, Inc.		7,500	450,000
	First Citizens BancShares, Inc. Class A		375	67,125
				661,488

	Communications Equipment 0.3%
	Brocade Communications Systems, Inc.	(a)	46,260	269,233
	Ciena Corp.	(a)	2,319	23,376
	CommScope, Inc.	(a)	4,335	150,164
	F5 Networks, Inc.	(a)	10,025	234,385
	Tellabs, Inc.	(a)	49,603	201,388
				878,546

	Computers & Peripherals 2.6%
	Diebold, Inc.		8,052	266,602
	Lexmark International, Inc. Class A	(a)	46,424	1,512,030
	NetApp, Inc.	(a)	101,039	1,841,941
	QLogic Corp.	(a)	34,824	534,897
	Seagate Technology		88,049	1,067,154
	Western Digital Corp.	(a)	75,144	1,602,070
				6,824,694

	Construction & Engineering 1.1%
	Fluor Corp.		36,086	2,009,990
	KBR, Inc.		9,501	145,080
	Shaw Group, Inc. (The)	(a)	27,886	856,937
				3,012,007

	Consumer Finance 0.6%
	Discover Financial Services	(b)	110,670	1,529,459

	Containers & Packaging 0.3%
	Pactiv Corp.	(a)	8,096	201,024
	Sonoco Products Co.		18,150	538,692
				739,716

	Diversified Consumer Services 0.1%
	Career Education Corp.	(a)	10,969	179,343
	Hillenbrand, Inc.		97	1,956
				181,299

	Diversified Financial Services 0.1%
	Moody's Corp.		8,936	303,824

	Diversified Telecommunication Services 0.1%
	Frontier Communications Corp.	(b)	19,667	226,171

	Electric Utilities 1.1%
❖	Edison International		62,753	2,503,845
	Pinnacle West Capital Corp.		2,583	88,881
	Progress Energy, Inc.		6,875	296,519
				2,889,245

	Electrical Equipment 0.5%
	Cooper Industries, Ltd. Class A		17,056	681,387
	Hubbell, Inc. Class B		17,621	617,616
				1,299,003

	Electronic Equipment, Instruments & Components 1.6%
	Agilent Technologies, Inc.	(a)	45,158	1,339,386
	Amphenol Corp. Class A		11,656	467,872
	Arrow Electronics, Inc.	(a)	30,213	792,185
	AVX Corp.		3,228	32,893
	Ingram Micro, Inc. Class A	(a)	10,187	163,705
	Jabil Circuit, Inc.		76,949	734,093
	Molex, Inc.		8,078	181,351
	National Instruments Corp.		3,538	106,317
	Vishay Intertechnology, Inc.	(a)	69,045	457,078
				4,274,880

	Energy Equipment & Services 4.7%
	BJ Services Co.		9,891	189,215
	Dresser-Rand Group, Inc.	(a)	4,016	126,384
	ENSCO International, Inc.		25,038	1,442,940
	FMC Technologies, Inc.	(a)	9,109	424,024
	Helmerich & Payne, Inc.		36,827	1,590,558
	Key Energy Services, Inc.	(a)	23,047	267,345
	Nabors Industries, Ltd.	(a)	43,202	1,076,594
	Noble Corp.		39,130	1,717,807
	Oil States International, Inc.	(a)	18,415	650,970
	Patterson-UTI Energy, Inc.		70,647	1,414,353
	Pride International, Inc.	(a)	6,747	199,779
	SEACOR Holdings, Inc.	(a)	3,943	311,300
	Superior Energy Services, Inc.	(a)	25,138	782,797
	TETRA Technologies, Inc.	(a)	9,122	126,340
	Tidewater, Inc.		19,580	1,083,949
	Unit Corp.	(a)	23,461	1,168,827
				12,573,182

	Food & Staples Retailing 1.3%
	BJ's Wholesale Club, Inc.	(a)	29,735	1,155,502
❖	Safeway, Inc.		91,756	2,176,452
				3,331,954

	Food Products 0.5%
	Corn Products International, Inc.		37,033	1,195,425
	Tyson Foods, Inc. Class A		18,266	218,096
				1,413,521

	Gas Utilities 0.2%
	National Fuel Gas Co.		4,545	191,708
	Questar Corp.		5,424	221,950
	UGI Corp.		5,485	141,403
				555,061

	Health Care Equipment & Supplies 1.1%
	Edwards Lifesciences Corp.	(a)	20,403	1,178,477
	Hill-Rom Holdings, Inc.		23,347	707,648
	Kinetic Concepts, Inc.	(a)	6,859	196,099
	Teleflex, Inc.		4,845	307,609
	Varian Medical Systems, Inc.	(a)	8,344	476,693
				2,866,526

	Health Care Providers & Services 3.3%
	CIGNA Corp.		24,157	820,855
	DaVita, Inc.	(a)	4,280	244,003
	Express Scripts, Inc.	(a)	8,232	607,686
	Laboratory Corp. of America Holdings	(a)	24,749	1,720,056
	LifePoint Hospitals, Inc.	(a)	9,976	320,629
	Lincare Holdings, Inc.	(a)	23,282	700,555
	Omnicare, Inc.		46,195	1,329,030
	Quest Diagnostics, Inc.		14,992	774,637
	Tenet Healthcare Corp.	(a)	58,647	325,491
	Universal Health Services, Inc. Class B		23,416	1,311,998
	WellCare Health Plans, Inc.	(a)	18,177	654,372
				8,809,312

	Health Care Technology 0.0%	‡
	HLTH Corp.	(a)	7,559	86,399

	Hotels, Restaurants & Leisure 1.0%
	Brinker International, Inc.		2,292	41,004
	Darden Restaurants, Inc.		52,846	1,512,981
	International Speedway Corp. Class A		1,962	76,341
	Interval Leisure Group, Inc.	(a)	17,595	182,988
	Panera Bread Co. Class A	(a) (b)	13,157	669,691
	Scientific Games Corp. Class A	(a)	7,906	181,996
				2,665,001

	Household Durables 3.9%
	D.R. Horton, Inc.		114,487	1,490,621
	Fortune Brands, Inc.		2,062	118,276
	Harman International Industries, Inc.		3,712	126,468
	Jarden Corp.	(a)	4,083	95,746
	KB Home		13,803	271,643
	Leggett & Platt, Inc.		39,759	866,349
	Lennar Corp. Class A	(b)	46,412	704,998
	M.D.C. Holdings, Inc.		17,003	622,140
	NVR, Inc.	(a)	2,050	1,172,600
	Pulte Homes, Inc.		104,847	1,464,713
	Snap-on, Inc.		21,425	1,128,241
	Stanley Works (The)		19,355	807,878
	Toll Brothers, Inc.	(a)	64,349	1,623,525
				10,493,198

	Household Products 0.5%
	Church & Dwight Co., Inc.		22,944	1,424,593

	Independent Power Producers & Energy Traders 1.3%
	AES Corp. (The)	(a)	19,382	226,576
	Calpine Corp.	(a)	61,473	799,149
	Mirant Corp.	(a)	43,039	787,183
	NRG Energy, Inc.	(a)	48,781	1,207,330
	Reliant Energy, Inc.	(a)	59,210	435,194
				3,455,432

	Industrial Conglomerates 0.2%
	McDermott International, Inc.	(a)	20,034	511,869

	Insurance 8.4%
	Alleghany Corp.	(a)	68	24,820
	Allied World Assurance Holdings, Ltd./Bermuda		24,268	861,999
	American Financial Group, Inc.		39,082	1,152,919
	Aon Corp.		23,823	1,071,082
	Arch Capital Group, Ltd.	(a)	24,009	1,753,377
	Arthur J. Gallagher & Co.		17,350	445,201
	Assurant, Inc.		10,097	555,335
	Axis Capital Holdings, Ltd.		65,381	2,073,232
	Brown & Brown, Inc.		8,552	184,894
	Cincinnati Financial Corp.		16,204	460,842
	CNA Financial Corp.		13,635	357,782
	Conseco, Inc.	(a)	45,537	160,290
	Endurance Specialty Holdings, Ltd.		15,713	485,846
	Everest Re Group, Ltd.		9,030	781,366
	Genworth Financial, Inc. Class A		88,158	759,040
	HCC Insurance Holdings, Inc.		28,202	761,454
	Nationwide Financial Services, Inc. Class A		3,812	188,046
	Old Republic International Corp.		71,554	912,314
	Philadelphia Consolidated Holding Corp.	(a)	13,353	782,085
	Principal Financial Group, Inc.		28,017	1,218,459
	Protective Life Corp.		15,125	431,214
	Reinsurance Group of America, Inc.	(b)	11,483	620,082
	RenaissanceRe Holdings, Ltd.		31,647	1,645,644
	StanCorp Financial Group, Inc.		9,267	481,884
	Transatlantic Holdings, Inc.		13,393	727,910
	Unum Group		72,880	1,829,288
	W.R. Berkley Corp.		70,758	1,666,351
				22,392,756

	Internet & Catalog Retail 0.2%
	HSN, Inc.	(a)	11,462	126,197
	Priceline.com, Inc.	(a) (b)	4,504	308,209
	Ticketmaster	(a)	19,929	213,838
				648,244

	Internet Software & Services 0.6%
	Inter Active Corp.	(a)	44,225	765,093
	Sohu.com, Inc.	(a)	14,071	784,458
				1,549,551

	IT Services 4.8%
	Affiliated Computer Services, Inc. Class A	(a)	34,001	1,721,471
	Alliance Data Systems Corp.	(a) (b)	19,112	1,211,319
	Broadridge Financial Solutions, LLC		69,738	1,073,268
	Computer Sciences Corp.	(a)	48,854	1,963,442
❖	Fiserv, Inc.	(a)	47,380	2,242,022
	Global Payments, Inc.		15,862	711,569
	Hewitt Associates, Inc. Class A	(a)	18,436	671,808
	Lender Processing Services, Inc.		23,883	728,909
	Metavante Technologies, Inc.	(a)	2,595	49,980
	NeuStar, Inc. Class A	(a)	4,883	97,123
	Paychex, Inc.		47,804	1,578,966
	SAIC, Inc.	(a)	35,338	714,888
				12,764,765

	Leisure Equipment & Products 1.1%
	Eastman Kodak Co.		61,432	944,824
	Hasbro, Inc.		54,920	1,906,822
				2,851,646

	Life Sciences Tools & Services 0.8%
❖	Applied Biosystems, Inc.		62,052	2,125,281
	PerkinElmer, Inc.		3,605	90,017
				2,215,298

	Machinery 4.4%
	AGCO Corp.	(a)	17,386	740,817
	Bucyrus International, Inc.		19,885	888,462
	Crane Co.		3,530	104,876
	Cummins, Inc.		20,420	892,762
	Dover Corp.		50,488	2,047,288
	Flowserve Corp.		6,461	573,543
	Gardner Denver, Inc.	(a)	22,831	792,692
	IDEX Corp.		4,946	153,425
	ITT Corp.		4,689	260,755
	John Bean Technologies Corp.	(a)	7,099	89,873
	Joy Global, Inc.		20,346	918,418
	Lincoln Electric Holdings, Inc.		7,632	490,814
	Parker Hannifin Corp.		39,089	2,071,717
	Pentair, Inc.		5,679	196,323
	SPX Corp.		9,346	719,642
	Toro Co. (The)		2,336	96,477
	Trinity Industries, Inc.	(b)	20,223	520,338
	Valmont Industries, Inc.		1,085	89,719
				11,647,941

	Marine 0.1%
	Kirby Corp.	(a)	6,621	251,201

	Media 2.0%
	Dish Network Corp. Class A	(a)	75,411	1,583,631
	DreamWorks Animation SKG, Inc. Class A	(a)	24,625	774,456
	EW Scripps Co. Class A		1,827	12,917
	Interpublic Group of Cos., Inc. (The)	(a)	134,180	1,039,895
	John Wiley & Sons, Inc. Class A		5,382	217,702
	Liberty Media Corp. Class A	(a)	64,038	1,599,029
	Warner Music Group Corp.		10,451	79,428
				5,307,058

	Metals & Mining 0.9%
	AK Steel Holding Corp.		14,620	378,950
	Century Aluminum Co.	(a)	6,215	172,093
	Cleveland-Cliffs, Inc.		8,938	473,178
	Reliance Steel & Aluminum Co.		31,126	1,181,854
	Schnitzer Steel Industries, Inc. Class A		4,060	159,314
	Steel Dynamics, Inc.		8,085	138,173
				2,503,562

	Multiline Retail 1.6%
	Big Lots, Inc.	(a) (b)	40,495	1,126,976
	Dollar Tree, Inc.	(a)	44,603	1,621,765
	Family Dollar Stores, Inc.		51,353	1,217,066
	J.C. Penney Co., Inc.		7,301	243,415
				4,209,222

	Multi-Utilities 2.2%
	CenterPoint Energy, Inc.		20,236	294,839
	DTE Energy Co.		20,282	813,714
	MDU Resources Group, Inc.		43,487	1,261,123
❖	PG&E Corp.		71,503	2,677,787
	Puget Energy, Inc.		1,357	36,232
	TECO Energy, Inc.		40,901	643,373
				5,727,068

	Oil, Gas & Consumable Fuels 7.4%
	Alpha Natural Resources, Inc.	(a)	9,492	488,174
	Arch Coal, Inc.		30,332	997,619
	Cimarex Energy Co.		35,541	1,738,310
	CONSOL Energy, Inc.		19,174	879,895
	Continental Resources, Inc.	(a)	5,473	214,706
	Denbury Resources, Inc.	(a)	9,809	186,763
	Encore Acquisition Co.	(a)	23,106	965,369
	Forest Oil Corp.	(a)	25,853	1,282,309
	Foundation Coal Holdings, Inc.		19,717	701,531
	Frontline, Ltd.	(b)	24,151	1,160,939
	Mariner Energy, Inc.	(a)	38,248	784,084
	Massey Energy Co.	(b)	32,281	1,151,463
	Murphy Oil Corp.		18,453	1,183,575
	Newfield Exploration Co.	(a)	5,139	164,397
	Noble Energy, Inc.		19,631	1,091,287
	Petrohawk Energy Corp.	(a)	11,222	242,732
	Pioneer Natural Resources Co.		35,734	1,868,174
	Plains Exploration & Production Co.	(a)	8,431	296,434
	Range Resources Corp.		5,446	233,470
	Southwestern Energy Co.	(a)	26,793	818,258
	St. Mary Land & Exploration Co.		26,723	952,675
	Sunoco, Inc.		5,921	210,669
	W&T Offshore, Inc.	(b)	15,015	409,759
	Walter Industries, Inc.		8,568	406,552
	Whiting Petroleum Corp.	(a)	18,090	1,289,093
				19,718,237

	Paper & Forest Products 0.6%
	International Paper Co.		23,890	625,440
	Mead Westvaco Corp.		37,677	878,251
				1,503,691

	Personal Products 0.7%
	Estee Lauder Cos., Inc. (The) Class A		9,025	450,438
	Herbalife, Ltd.		20,439	807,749
	NBTY, Inc.	(a)	19,641	579,802
				1,837,989

	Pharmaceuticals 2.4%
	Allergan, Inc.		50	2,575
	Barr Pharmaceuticals, Inc.	(a)	7,831	511,364
	Endo Pharmaceuticals Holdings, Inc.	(a)	59,821	1,196,420
❖	Forest Laboratories, Inc.	(a)	75,760	2,142,493
	King Pharmaceuticals, Inc.	(a)	122,705	1,175,514
	Watson Pharmaceuticals, Inc.	(a)	45,276	1,290,366
				6,318,732

	Real Estate Investment Trusts 3.5%
	Camden Property Trust		3,378	154,915
	CapitalSource, Inc.	(b)	35,778	440,069
	CBL & Associates Properties, Inc.		4,188	84,095
	Equity Residential		15,605	693,018
	Health Care, Inc.		4,063	216,273
	Hospitality Properties Trust		12,704	260,686
	Host Hotels & Resorts, Inc.		157,400	2,091,846
	Liberty Property Trust		30,296	1,140,644
	Mack-Cali Realty Corp.		20,315	688,069
	Nationwide Health Properties, Inc.		12,290	442,194
	Plum Creek Timber Co., Inc.		10,773	537,142
	ProLogis		6,225	256,906
	Public Storage		11,712	1,159,605
	Rayonier, Inc.		1,595	75,523
	Taubman Centers, Inc.		19,713	985,650
				9,226,635

	Real Estate Management & Development 0.0%	‡
	Jones Lang LaSalle, Inc.		1,930	83,916

	Road & Rail 1.9%
	Con-Way, Inc.		8,411	371,009
	J.B. Hunt Transport Services, Inc.		40,535	1,352,653
	Kansas City Southern	(a)	33,422	1,482,600
	Ryder System, Inc.		28,151	1,745,362
				4,951,624

	Semiconductors & Semiconductor Equipment 5.9%
	Altera Corp.		87,013	1,799,429
	Analog Devices, Inc.		45,189	1,190,730
	Broadcom Corp. Class A	(a)	46,402	864,469
	Catalyst Semiconductor, Inc.	(a)	34,167	153,410
	Integrated Device Technology, Inc.	(a)	85,222	663,027
	KLA-Tencor Corp.		56,494	1,788,035
	Lam Research Corp.	(a)	58,229	1,833,631
	Linear Technology Corp.		6,998	214,559
	LSI Corp.	(a)	185,820	995,995
	Marvell Technology Group, Ltd.	(a)	26,861	249,807
	Microchip Technology, Inc.		19,646	578,182
	National Semiconductor Corp.		100,639	1,731,997
	Novellus Systems, Inc.	(a)	49,679	975,696
	ON Semiconductor Corp.	(a)	71,343	482,279
	Teradyne, Inc.	(a)	42,863	334,760
	Xilinx, Inc.		79,472	1,863,618
				15,719,624

	Software 2.9%
	Activision Blizzard, Inc.	(a)	40,868	630,593
	Autodesk, Inc.	(a)	47,869	1,606,005
	BMC Software, Inc.	(a)	64,761	1,854,107
	CA, Inc.		91,832	1,832,967
	Compuware Corp.	(a)	114,517	1,109,670
	Salesforce.com, Inc.	(a)	4,521	218,816
	Synopsys, Inc.	(a)	26,079	520,276
				7,772,434

	Specialty Retail 6.2%
	Abercrombie & Fitch Co. Class A		23,444	924,866
	Advance Auto Parts, Inc.		34,109	1,352,763
	American Eagle Outfitters, Inc.		4,695	71,599
	AnnTaylor Stores Corp.	(a)	29,360	605,990
	AutoZone, Inc.	(a)	13,134	1,619,948
	Barnes & Noble, Inc.	(b)	13,411	349,759
	Foot Locker, Inc.		64,264	1,038,506
❖	Gap, Inc. (The)		135,667	2,412,159
	Limited Brands, Inc.		21,933	379,880
	RadioShack Corp.		48,428	836,836
	Ross Stores, Inc.		55,256	2,033,973
❖	Sherwin-Williams Co. (The)		39,613	2,264,279
❖	TJX Cos., Inc.		74,361	2,269,498
	Urban Outfitters, Inc.	(a)	7,051	224,715
				16,384,771

	Textiles, Apparel & Luxury Goods 1.5%
	Coach, Inc.	(a)	57,455	1,438,673
	Hanesbrands, Inc.	(a)	12,018	261,392
	Jones Apparel Group, Inc.		15,933	294,920
	Phillips-Van Heusen Corp.		10,065	381,564
	Polo Ralph Lauren Corp.		23,330	1,554,711
				3,931,260

	Thrifts & Mortgage Finance 0.0%	‡
	Tree.com, Inc.	(a)	2,197	10,590

	Tobacco 0.4%
	Lorillard, Inc.		13,620	969,063
	UST, Inc.		3,013	200,485
				1,169,548

	Trading Companies & Distributors 0.2%
	GATX Corp.		8,679	343,428
	WESCO International, Inc.	(a)	7,421	238,808
				582,236

	Wireless Telecommunication Services 0.8%
	Leap Wireless International, Inc.	(a)	6,527	248,679
	NII Holdings, Inc.	(a)	24,617	933,477
	Telephone and Data Systems, Inc.		24,131	862,683
				2,044,839

	Total Common Stocks
	(Cost $296,366,180)			264,474,966

			Shares
	Exchange Traded Funds 0.3%	(c)
	S&P 500 Index - SPDR Trust Series 1		3,391	393,322
	S&P MidCap 400 Index - MidCap SPDR Trust Series 1		2,987	393,687
	Total Exchange Traded Funds
	(Cost $811,104)			787,009

			Shares
	Short-Term Investment 3.2%
	Investment Company 3.2%
	State Street Navigator Securities Lending Prime Portfolio	(d)	8,558,093	8,558,093

	Total Short-Term Investment
	(Cost $8,558,093)			8,558,093

	Total Investments
	(Cost $305,735,377)	(e)	103.0%	273,820,068

	Liabilities in Excess of
	Cash and Other Assets		(3.0)	(8,052,733)

	Net Assets		100.0%	$265,767,335

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
❖	Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $8,123,547; cash collateral of $8,558,093 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At September 30, 2008, cost is $307,749,406 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$9,609,160
	Gross unrealized depreciation		(43,538,498)
	Net unrealized depreciation		$(33,929,338)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$265,261,975
Level 2 - Other Significant Observable Inputs	8,558,093
Level 3 - Significant Unobservable Inputs	-
Total	$273,820,068

The Portfolio did not hold other financial instruments as of September 30, 2008.

At September 30, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Mid Cap Growth Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

		Shares	Value
	Common Stocks 88.5% †
	Aerospace & Defense 7.3%
❖	Alliant Techsystems, Inc. (a)(b)	88,900	$8,351,266
❖	L-3 Communications Holdings, Inc. (a)	63,800	6,272,816
	Precision Castparts Corp.	54,400	4,285,632
			18,909,714
	Biotechnology 2.1%
	Cephalon, Inc. (a)(b)	56,400	4,370,436
	United Therapeutics Corp. (a)(b)	10,900	1,146,353
			5,516,789
	Capital Markets 2.3%
	Affiliated Managers Group, Inc. (a)(b)	56,350	4,668,597
	Ameriprise Financial, Inc.	32,100	1,226,220
			5,894,817
	Chemicals 0.4%
	Mosaic Co. (The)	14,600	993,092

	Commercial Services & Supplies 0.9%
	Iron Mountain, Inc. (a)(b)	93,200	2,275,012

	Communications Equipment 1.4%
	Harris Corp.	75,500	3,488,100

	Computers & Peripherals 0.3%
	Logitech International S.A. (b)	30,000	699,600

	Construction & Engineering 4.2%
❖	Fluor Corp.	118,800	6,617,160
	Quanta Services, Inc. (b)	159,300	4,302,693
			10,919,853
	Containers & Packaging 1.7%
	Crown Holdings, Inc. (b)	162,300	3,604,683
	Owens-Illinois, Inc. (b)	30,800	905,520
			4,510,203
	Distributors 1.2%
	LKQ Corp. (b)	182,600	3,098,722

	Diversified Consumer Services 0.9%
	Apollo Group, Inc. Class A (b)	13,600	806,480
	Capella Education Co. (a)(b)	32,900	1,410,094
			2,216,574
	Diversified Telecommunication Services 0.5%
	NTELOS Holdings Corp.	45,400	1,220,806

	Electric Utilities 0.7%
	DPL, Inc. (a)	73,200	1,815,360

	Electrical Equipment 3.4%
	General Cable Corp. (a)(b)	66,000	2,351,580
❖	Roper Industries, Inc.	114,900	6,544,704
			8,896,284
	Electronic Equipment & Instruments 4.5%
❖	Amphenol Corp. Class A (a)	124,100	4,981,374
	Anixter International, Inc. (a)(b)	59,200	3,522,992
	Avnet, Inc. (b)	120,900	2,977,767
			11,482,133
	Energy Equipment & Services 5.7%
❖	Atwood Oceanics, Inc. (a)(b)	155,600	5,663,840
	FMC Technologies, Inc. (b)	23,100	1,075,305
	National Oilwell Varco, Inc. (b)	94,000	4,721,620
	Weatherford International, Ltd. (b)	133,800	3,363,732
			14,824,497
	Health Care Equipment & Supplies 7.3%
❖	Becton, Dickinson & Co.	67,300	5,401,498
	C.R. Bard, Inc.	29,900	2,836,613
	Hologic, Inc. (b)	205,844	3,978,965
	Hospira, Inc. (a)(b)	58,800	2,246,160
	St. Jude Medical, Inc. (b)	100,600	4,375,094
			18,838,330
	Health Care Providers & Services 5.2%
	Coventry Health Care, Inc. (b)	38,550	1,254,802
	DaVita, Inc. (b)	50,300	2,867,603
	Henry Schein, Inc. (a)(b)	90,900	4,894,056
	Medco Health Solutions, Inc. (b)	96,600	4,347,000
			13,363,461
	Hotels, Restaurants & Leisure 1.2%
	Royal Caribbean Cruises, Ltd. (a)	53,500	1,110,125
	WMS Industries, Inc. (a)(b)	67,300	2,057,361
			3,167,486
	Household Products 1.0%
	Church & Dwight Co., Inc.	21,900	1,359,771
	Energizer Holdings, Inc. (b)	16,200	1,304,910
			2,664,681
	Internet Software & Services 2.2%
	Akamai Technologies, Inc. (b)	112,700	1,965,488
	Equinix, Inc. (a)(b)	52,400	3,639,704
			5,605,192
	IT Services 2.7%
	Alliance Data Systems Corp. (b)	47,400	3,004,212
	Fiserv, Inc. (b)	58,900	2,787,148
	NeuStar, Inc. Class A (a)(b)	57,500	1,143,675
			6,935,035
	Life Sciences Tools & Services 8.0%
	ICON PLC, Sponsored ADR (b)(c)	100,600	3,847,950
	Millipore Corp. (a)(b)	50,800	3,495,040
❖	Pharmaceutical Product Development, Inc.	120,100	4,966,135
❖	Thermo Fisher Scientific, Inc. (b)	150,400	8,272,000
			20,581,125
	Machinery 3.2%
	Actuant Corp. Class A (a)	89,900	2,269,076
	Joy Global, Inc.	91,000	4,107,740
	Terex Corp. (b)	61,200	1,867,824
			8,244,640
	Metals & Mining 0.5%
	Steel Dynamics, Inc.	68,900	1,177,501

	Multiline Retail 0.6%
	Kohl's Corp. (a)(b)	35,200	1,622,016

	Oil, Gas & Consumable Fuels 2.7%
	Newfield Exploration Co. (b)	126,100	4,033,939
	Patriot Coal Corp. (b)	8,740	253,897
	Peabody Energy Corp.	58,800	2,646,000
			6,933,836
	Personal Products 2.7%
	Avon Products, Inc.	48,000	1,995,360
❖	Chattem, Inc. (a)(b)	64,000	5,003,520
			6,998,880
	Semiconductors & Semiconductor Equipment 1.1%
	MEMC Electronic Materials, Inc. (b)	104,700	2,958,822

	Software 4.2%
	Autodesk, Inc. (b)	106,500	3,573,075
	FactSet Research Systems, Inc.	70,600	3,688,850
	MICROS Systems, Inc. (b)	78,500	2,092,810
	Progress Software Corp. (b)	62,000	1,611,380
			10,966,115
	Specialty Retail 2.9%
	AutoZone, Inc. (b)	16,600	2,047,444
	Dick's Sporting Goods, Inc. (b)	49,000	959,420
	Guess?, Inc.	69,400	2,414,426
	PetSmart, Inc.	83,800	2,070,698
			7,491,988
	Textiles, Apparel & Luxury Goods 3.5%
	Coach, Inc. (b)	153,300	3,838,632
	Fossil, Inc. (a)(b)	53,000	1,496,190
	Phillips-Van Heusen Corp. (a)	96,300	3,650,733
			8,985,555
	Thrifts & Mortgage Finance 0.4%
	New York Community Bancorp, Inc.	56,900	955,351

	Wireless Telecommunication Services 1.6%
	SBA Communications Corp. Class A (b)	159,300	4,121,091

	Total Common Stocks
	(Cost $226,401,209)		228,372,661

	Exchange Traded Fund 1.1% (d)
	iShares Russell Midcap Growth Index Fund	64,600	2,805,578

	Total Exchange Traded Fund
	(Cost $3,590,591)		2,805,578

	Short-Term Investments 18.9%
	Investment Company 8.6%
	State Street Navigator Securities Lending Prime Portfolio (e)	22,152,357	22,152,357

	Total Investment Company
	(Cost $22,152,357)		22,152,357
		Principal Amount
	Time Deposit 10.3%
	State Street Bank and Trust Co.
	1.91%, due 10/1/08	$26,502,108	26,502,108

	Total Time Deposit
	(Cost $26,502,108)		26,502,108

	Total Short-Term Investments
	(Cost $48,654,465)		48,654,465

	Total Investments
	(Cost $278,646,265) (f)	108.5%	279,832,704
	Liabilities in Excess of
	Cash and Other Assets	(8.5)	(21,945,955)
	Net Assets	100.0%	$257,886,749

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. May be subject to change daily.
(a)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $21,676,063; cash collateral of $22,152,357 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.
(c)	ADR - American Depositary Receipt.
(d)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	At September 30, 2008, cost is $278,665,065 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$26,069,074
Gross unrealized depreciation	(24,901,435)
Net unrealized appreciation	$1,167,639

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$231,178,239
Level 2 - Other Significant Observable Inputs	48,654,465
Level 3 - Significant Unobservable Inputs	-
Total	$279,832,704

The Portfolio did not hold other financial instruments as of September 30, 2008.

At September 30, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Mid Cap Value Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

		Shares	Value
	Common Stocks 92.3% †
	Aerospace & Defense 1.7%
	Raytheon Co.	106,300	$5,688,113

	Airlines 0.4%
	Delta Air Lines, Inc. (a)	165,000	1,229,250

	Beverages 1.3%
	Constellation Brands, Inc. Class A (a)	215,100	4,616,046

	Capital Markets 2.0%
❖	Investment Technology Group, Inc. (a)(b)	227,600	6,925,868

	Chemicals 2.1%
	Arch Chemicals, Inc. (b)	52,000	1,835,600
	Chemtura Corp.	698,900	3,186,984
	Olin Corp.	117,975	2,288,715
			7,311,299
	Commercial Banks 3.2%
	Fifth Third Bancorp (b)	161,800	1,925,420
	KeyCorp	353,900	4,225,566
	Marshall & Ilsley Corp.	230,773	4,650,076
			10,801,062
	Commercial Services & Supplies 3.1%
	Avery Dennison Corp.	86,500	3,847,520
❖	Pitney Bowes, Inc.	200,600	6,671,956
			10,519,476
	Communications Equipment 1.3%
	Emulex Corp. (a)(b)	428,700	4,574,229

	Containers & Packaging 1.1%
	Ball Corp.	95,900	3,787,091

	Diversified Telecommunication Services 2.2%
❖	Embarq Corp. (b)	188,100	7,627,455

	Electric Utilities 4.0%
	American Electric Power Co., Inc.	72,200	2,673,566
	Edison International	115,100	4,592,490
	Pepco Holdings, Inc.	278,200	6,373,562
			13,639,618
	Electrical Equipment 1.6%
	Rockwell Automation, Inc.	146,400	5,466,576

	Electronic Equipment & Instruments 3.7%
	Avnet, Inc. (a)	184,600	4,546,698
	Ingram Micro, Inc. Class A (a)	201,600	3,239,712
	Molex, Inc. Class A	243,400	5,065,154
			12,851,564
	Energy Equipment & Services 5.0%
	Baker Hughes, Inc.	32,100	1,943,334
	BJ Services Co.	317,000	6,064,210
	Diamond Offshore Drilling, Inc.	30,600	3,153,636
	Tidewater, Inc.	108,700	6,017,632
			17,178,812
	Food & Staples Retailing 2.1%
❖	Kroger Co. (The)	259,800	7,139,304

	Food Products 4.5%
	ConAgra Foods, Inc.	242,100	4,711,266
	Corn Products International, Inc.	162,100	5,232,588
	General Mills, Inc.	29,100	1,999,752
	J.M. Smucker Co. (The)	72,000	3,649,680
			15,593,286
	Gas Utilities 1.1%
	AGL Resources, Inc.	115,700	3,630,666

	Health Care Providers & Services 4.1%
	Coventry Health Care, Inc. (a)(b)	154,400	5,025,720
	Humana, Inc. (a)	47,000	1,936,400
❖	Quest Diagnostics, Inc.	139,500	7,207,965
			14,170,085
	Insurance 8.2%
❖	Aspen Insurance Holdings, Ltd.	290,800	7,997,000
	Genworth Financial, Inc. Class A	178,600	1,537,746
	Hartford Financial Services Group, Inc. (The)	100,300	4,111,297
	HCC Insurance Holdings, Inc.	179,900	4,857,300
	Lincoln National Corp.	78,900	3,377,709
	PartnerRe, Ltd. (b)	91,000	6,196,190
			28,077,242
	IT Services 3.4%
	Affiliated Computer Services, Inc. Class A (a)	121,300	6,141,419
	Computer Sciences Corp. (a)(b)	134,600	5,409,574
			11,550,993
	Machinery 1.6%
	Pentair, Inc. (b)	106,000	3,664,420
	Timken Co. (The)	66,900	1,896,615
			5,561,035
	Media 2.2%
❖	Cablevision Systems Corp. Class A	296,900	7,470,004

	Metals & Mining 3.5%
	Nucor Corp.	124,000	4,898,000
	Teck Cominco, Ltd. Class B	159,600	4,647,552
	Yamana Gold, Inc.	293,600	2,445,688
			11,991,240
	Multi-Utilities 3.8%
	Ameren Corp. (b)	128,600	5,019,258
	CenterPoint Energy, Inc.	243,900	3,553,623
	PG&E Corp. (b)	120,094	4,497,520
			13,070,401
	Multiline Retail 0.5%
	Nordstrom, Inc. (b)	59,100	1,703,262

	Oil, Gas & Consumable Fuels 5.0%
	Frontier Oil Corp.	244,000	4,494,480
	Hess Corp.	75,100	6,164,208
❖	Spectra Energy Corp. (b)	274,000	6,521,200
			17,179,888
	Pharmaceuticals 4.3%
	Forest Laboratories, Inc. (a)	230,200	6,510,056
❖	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)(c)	178,800	8,187,252
			14,697,308
	Real Estate Investment Trusts (REITs) 3.7%
	Douglas Emmett, Inc.	163,800	3,778,866
	Highwoods Properties, Inc.	155,600	5,533,136
	ProLogis (b)	85,200	3,516,204
			12,828,206
	Road & Rail 0.4%
	Werner Enterprises, Inc. (b)	67,600	1,467,596

	Specialty Retail 7.3%
	Abercrombie & Fitch Co. Class A (b)	108,500	4,280,325
	American Eagle Outfitters, Inc.	214,600	3,272,650
	Bed Bath & Beyond, Inc. (a)	122,000	3,832,020
	Gap, Inc. (The)	353,600	6,287,008
	Tractor Supply Co. (a)	77,300	3,250,465
	Williams-Sonoma, Inc.	255,700	4,137,226
			25,059,694
	Thrifts & Mortgage Finance 2.8%
❖	NewAlliance Bancshares, Inc.	563,900	8,475,417
	Sovereign Bancorp, Inc. (b)	245,918	971,376
			9,446,793
	Trading Companies & Distributors 1.1%
	WESCO International, Inc. (a)	118,100	3,800,458

	Total Common Stocks
	(Cost $364,047,531)		316,653,920

	Exchange Traded Funds 3.7% (d)
	iShares Dow Jones U.S. Real Estate Index Fund (b)	83,500	5,172,825
	iShares Russell Midcap Value Index Fund	107,400	4,212,228
	KBW Regional Banking ETF	93,500	3,319,250

	Total Exchange Traded Funds
	(Cost $14,083,387)		12,704,303

	Short-Term Investments 8.4%
	Investment Company 4.7%
	State Street Navigator Securities Lending Prime Portfolio (e)	16,045,817	16,045,817

	Total Investment Company
	(Cost $16,045,817)		16,045,817
		Principal Amount
	Time Deposit 3.7%
	State Street Bank and Trust Co.
	1.91%, due 10/1/08	$12,598,442	12,598,442
	Total Time Deposit
	(Cost $12,598,442)		12,598,442
	Total Short-Term Investments
	(Cost $28,644,259)		28,644,259
	Total Investments
	(Cost $406,775,177) (f)	104.4%	358,002,482
	Liabilities in Excess of
	Cash and Other Assets	(4.4)	(15,195,335)
	Net Assets	100.0%	$342,807,147

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $15,669,305; cash collateral of $16,045,817 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	At September 30, 2008, cost is $406,805,789 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$19,929,841
Gross unrealized depreciation	(68,733,148)
Net unrealized depreciation	$(48,803,307)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$329,358,223
Level 2 - Other Significant Observable Inputs	28,644,259
Level 3 - Significant Unobservable Inputs	-
Total	$358,002,482

The Portfolio did not hold other financial instruments as of September 30, 2008.

At September 30, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

	MainStay VP Moderate Allocation Portfolio
	Portfolio of Investments		September 30, 2008 (unaudited)

			Shares	Value

	Affiliated Investment Companies 99.9%	†
	Equity Funds 59.1%
	MainStay 130/30 Core Fund Class I	(a)	1,556,015	$11,530,070
	MainStay 130/30 Growth Fund Class I	(a) (b)	1,090,715	8,867,514
	MainStay 130/30 International Fund Class I	(a)	1,569,644	10,328,259
	MainStay Growth Equity Fund Class I	(a)	820,016	8,232,965
	MainStay ICAP Equity Fund Class I		693,825	22,681,123
	MainStay ICAP International Fund Class I		386,619	10,720,956
	MainStay Large Cap Opportunity Fund Class I	(a)	413,712	3,160,762
	MainStay MAP Fund Class I		364,747	10,424,456
	MainStay VP Common Stock Portfolio Initial Class	(a)	2,325,677	44,537,886
	MainStay VP ICAP Select Equity Portfolio Initial Class		1,984,553	22,627,771
	MainStay VP International Equity Portfolio Initial Class		778,243	11,367,192
	MainStay VP Large Cap Growth Portfolio Initial Class	(a)	2,902,251	34,670,637
				199,149,591

	Fixed Income Funds 40.8%
	MainStay 130/30 High Yield Fund Class I	(a)	1,122,164	10,222,910
	MainStay Institutional Bond Fund Class I		1,605,115	15,473,313
	MainStay VP Bond Portfolio Initial Class	(a)	6,285,145	87,958,597
	MainStay VP Floating Rate Portfolio Initial Class	(a)	1,972,114	17,018,173
	MainStay VP High Yield Corporate Bond Portfolio Initial Class		726,564	6,763,687
				137,436,680
	Total Affiliated Investment Companies
	(Cost $380,057,624)	(c)	99.9%	336,586,271
	Cash and Other Assets,
	Less Liabilities		0.1	285,733
	Net Assets		100.0%	$336,872,004

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio/Fund Share Class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At September 30, 2008, cost is $380,308,228 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$910,253
	Gross unrealized depreciation		(44,632,210)
	Net unrealized depreciation		$(43,721,957)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$336,586,271
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$336,586,271

The Portfolio did not hold other financial instruments as of September 30, 2008.

At September 30, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

	MainStay VP Moderate Growth Allocation Portfolio
	Portfolio of Investments		September 30, 2008 (unaudited)

			Shares	Value

	Affiliated Investment Companies 100.0%	†
	Equity Funds 79.1%
	MainStay 130/30 Core Fund Class I	(a)	2,137,814	$15,841,199
	MainStay 130/30 Growth Fund Class I	(a) (b)	1,229,632	9,996,905
	MainStay 130/30 International Fund Class I	(a)	2,702,297	17,781,114
	MainStay Growth Equity Fund Class I	(a)	1,567,614	15,738,841
	MainStay ICAP Equity Fund Class I		983,091	32,137,242
	MainStay ICAP International Fund Class I		658,527	18,260,941
	MainStay Large Cap Opportunity Fund Class I	(a)	588,983	4,499,833
	MainStay MAP Fund Class I		323,197	9,236,974
	MainStay VP Common Stock Portfolio Initial Class	(a)	3,310,135	63,390,768
	MainStay VP ICAP Select Equity Portfolio Initial Class	(a)	2,813,523	32,079,649
	MainStay VP International Equity Portfolio Initial Class	(a)	1,300,474	18,995,022
	MainStay VP Large Cap Growth Portfolio Initial Class	(a)	4,270,356	51,014,174
	MainStay VP Mid Cap Core Portfolio Initial Class		425,660	4,902,622
	MainStay VP S&P 500 Index Portfolio Initial Class		24,224	587,169
				294,462,453

	Fixed Income Funds 20.9%
	MainStay 130/30 High Yield Fund Class I	(a)	1,273,356	11,600,273
	MainStay Institutional Bond Fund Class I		605,781	5,839,730
	MainStay VP Bond Portfolio Initial Class	(a)	2,370,327	33,171,971
	MainStay VP Floating Rate Portfolio Initial Class	(a)	2,238,811	19,319,610
	MainStay VP High Yield Corporate Bond Portfolio Initial Class		824,314	7,673,657
				77,605,241
	Total Affiliated Investment Companies
	(Cost $439,031,221)	(c)	100.0%	372,067,694
	Cash and Other Assets,
	Less Liabilities		0.0 ‡	57,203
	Net Assets		100.0%	$372,124,897

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio/Fund Share Class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At September 30, 2008, cost is $439,474,667 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$298,477
	Gross unrealized depreciation		(67,705,450)
	Net unrealized depreciation		$(67,406,973)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$372,067,694
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$372,067,694

The Portfolio did not hold other financial instruments as of September 30, 2008.

At September 30, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

	MainStay VP S&P 500 Index Portfolio
	Portfolio of Investments			††† September 30, 2008 (unaudited)

				Shares	Value
	Common Stocks 96.6%		†
	Aerospace & Defense 2.6%
	Boeing Co. (The)			74,292	$4,260,646
	General Dynamics Corp.			39,852	2,933,904
	Goodrich Corp.			12,811	532,938
	Honeywell International, Inc.			74,156	3,081,182
	L-3 Communications Holdings, Inc.			12,240	1,203,437
	Lockheed Martin Corp.			33,414	3,664,513
	Northrop Grumman Corp.			34,136	2,066,593
	Precision Castparts Corp.			13,952	1,099,139
	Raytheon Co.			41,841	2,238,912
	Rockwell Collins, Inc.			16,051	771,893
	United Technologies Corp.			96,784	5,812,847
					27,666,004

	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.			17,295	881,353
	Expeditors International of Washington, Inc.			21,508	749,339
	FedEx Corp.			30,975	2,448,264
	United Parcel Service, Inc. Class B			101,180	6,363,210
					10,442,166

	Airlines 0.1%
	Southwest Airlines Co.			73,181	1,061,856

	Auto Components 0.2%
	Goodyear Tire & Rubber Co. (The)		(a)	24,441	374,192
	Johnson Controls, Inc.			59,300	1,798,569
					2,172,761

	Automobiles 0.2%
	Ford Motor Co.		(a)	224,156	1,165,611
	General Motors Corp.		(b)	57,356	542,014
	Harley-Davidson, Inc.			23,641	881,809
					2,589,434

	Beverages 2.8%
	Anheuser-Busch Cos., Inc.			72,164	4,682,000
	Brown-Forman Corp. Class B			7,874	565,432
	Coca-Cola Co. (The)			199,718	10,561,088
	Coca-Cola Enterprises, Inc.			31,823	533,672
	Constellation Brands, Inc. Class A		(a)	19,501	418,491
	Molson Coors Brewing Co. Class B			15,118	706,766
	Pepsi Bottling Group, Inc. (The)			13,531	394,699
	PepsiCo, Inc.			157,408	11,218,468
					29,080,616

	Biotechnology 1.6%
	Amgen, Inc.		(a)	106,382	6,305,261
	Biogen Idec, Inc.		(a)	29,266	1,471,787
	Celgene Corp.		(a)	45,737	2,894,237
	Genzyme Corp.		(a)	26,691	2,159,035
	Gilead Sciences, Inc.		(a)	92,214	4,203,114
					17,033,434

	Building Products 0.1%
	Masco Corp.			37,186	667,117

	Capital Markets 2.6%
	American Capital, Ltd.		(b)	19,942	508,720
	Ameriprise Financial, Inc.			22,189	847,620
	Bank of New York Mellon Corp. (The)			114,322	3,724,611
	Charles Schwab Corp. (The)			92,846	2,413,996
	E*TRADE Financial Corp.		(a)	53,917	150,968
	Federated Investors, Inc. Class B			8,651	249,581
	Franklin Resources, Inc.			15,282	1,346,803
	Goldman Sachs Group, Inc. (The)			39,361	5,038,208
	Invesco, Ltd.			38,583	809,471
	Janus Capital Group, Inc.			15,098	366,579
	Legg Mason, Inc.			14,116	537,255
	Merrill Lynch & Co., Inc.			153,004	3,871,001
	Morgan Stanley			110,710	2,546,330
	Northern Trust Corp.			22,185	1,601,757
	State Street Corp.			43,331	2,464,667
	T. Rowe Price Group, Inc.			25,918	1,392,056
					27,869,623

	Chemicals 2.0%
	Air Products & Chemicals, Inc.			21,024	1,439,934
	Ashland, Inc.			6,335	185,235
	CF Industries Holdings, Inc.			5,600	512,176
	Dow Chemical Co. (The)			93,044	2,956,938
	E.I. du Pont de Nemours & Co.			90,011	3,627,443
	Eastman Chemical Co.			7,618	419,447
	Ecolab, Inc.			17,872	867,149
	Hercules, Inc.			10,843	214,583
	International Flavors & Fragrances, Inc.			8,270	326,334
	Monsanto Co.			55,199	5,463,597
	PPG Industries, Inc.			16,543	964,788
	Praxair, Inc.			31,612	2,267,845
	Rohm & Haas Co.			12,533	877,310
	Sigma-Aldrich Corp.			12,862	674,226
					20,797,005

	Commercial & Professional Services 0.5%
	Allied Waste Industries, Inc.		(a)	34,010	377,851
	Avery Dennison Corp.			10,796	480,206
	Cintas Corp.			13,038	374,321
	Equifax, Inc.			13,327	459,115
	Monster Worldwide, Inc.		(a)	12,380	184,586
	Pitney Bowes, Inc.			20,774	690,943
	R.R. Donnelley & Sons Co.			21,186	519,693
	Robert Half International, Inc.			16,399	405,875
	Waste Management, Inc.			49,094	1,545,970
					5,038,560

	Commercial Banks 2.9%
	BB&T Corp.			54,669	2,066,488
	Comerica, Inc.			15,327	502,572
	Fifth Third Bancorp			57,437	683,500
	First Horizon National Corp.			19,620	183,641
	Huntington Bancshares, Inc.			36,795	293,992
	KeyCorp			48,496	579,042
	M&T Bank Corp.			7,827	698,560
	Marshall & Ilsley Corp.			26,206	528,051
	National City Corp.		(b)	77,542	135,698
	PNC Financial Services Group, Inc.			34,569	2,582,304
	Regions Financial Corp.			69,488	667,085
	SunTrust Banks, Inc.			35,175	1,582,523
	U.S. Bancorp			174,834	6,297,521
	Wachovia Corp.			216,665	758,328
	Wells Fargo & Co.			332,706	12,486,456
	Zions Bancorp			11,105	429,763
					30,475,524

	Communications Equipment 2.5%
	Ciena Corp.		(a)	8,397	84,642
	Cisco Systems, Inc.		(a)	592,847	13,374,628
	Corning, Inc.			157,399	2,461,720
	Harris Corp.			6,690	309,078
	JDS Uniphase Corp.		(a)	23,000	194,580
	Juniper Networks, Inc.		(a)	54,550	1,149,368
	Motorola, Inc.			225,469	1,609,849
	QUALCOMM, Inc.			164,994	7,089,792
	Tellabs, Inc.		(a)	39,733	161,316
					26,434,973

	Computers & Peripherals 4.3%
	Apple, Inc.		(a)	89,072	10,123,924
	Dell, Inc.		(a)	175,247	2,888,071
	EMC Corp.		(a)	206,657	2,471,618
	Hewlett-Packard Co.			245,795	11,365,561
❖	International Business Machines Corp.			135,973	15,903,402
	Lexmark International, Inc. Class A		(a)	8,763	285,411
	NetApp, Inc.		(a)	32,858	599,001
	QLogic Corp.		(a)	13,876	213,135
	SanDisk Corp.		(a)	23,034	450,315
	Sun Microsystems, Inc.		(a)	78,191	594,252
	Teradata Corp.		(a)	17,740	345,930
					45,240,620

	Construction & Engineering 0.2%
	Fluor Corp.			17,791	990,959
	Jacobs Engineering Group, Inc.		(a)	12,323	669,262
					1,660,221

	Construction Materials 0.1%
	Vulcan Materials Co.		(b)	10,975	817,637

	Consumer Finance 0.7%
	American Express Co.			115,820	4,103,503
	Capital One Financial Corp.			37,517	1,913,367
	Discover Financial Services			48,304	667,561
	SLM Corp.		(a)	46,638	575,513
					7,259,944

	Containers & Packaging 0.1%
	Ball Corp.			9,953	393,044
	Bemis Co., Inc.			10,520	275,729
	Pactiv Corp.		(a)	13,091	325,050
	Sealed Air Corp.			16,244	357,206
					1,351,029

	Distributors 0.1%
	Genuine Parts Co.			16,329	656,589

	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A		(a)	10,659	632,079
	H&R Block, Inc.			33,088	752,752
					1,384,831

	Diversified Financial Services 4.7%
❖	Bank of America Corp.			457,658	16,018,030
	CIT Group, Inc.			28,755	200,135
	Citigroup, Inc.			546,506	11,208,838
	CME Group, Inc.			6,687	2,484,287
	IntercontinentalExchange, Inc.		(a)	7,518	606,552
❖	JPMorgan Chase & Co.			345,144	16,118,225
	Leucadia National Corp.			17,646	801,834
	Moody's Corp.			20,295	690,030
	NYSE Euronext			26,446	1,036,154
					49,164,085

	Diversified Telecommunication Services 2.7%
❖	AT&T, Inc.			591,428	16,512,670
	CenturyTel, Inc.			10,587	388,014
	Embarq Corp.			14,767	598,802
	Frontier Communications Corp.			32,404	372,646
	Qwest Communications International, Inc.			152,062	491,160
	Verizon Communications, Inc.			285,802	9,171,386
	Windstream Corp.			44,713	489,160
					28,023,838

	Electric Utilities 2.1%
	Allegheny Energy, Inc.			16,798	617,662
	American Electric Power Co., Inc.			40,138	1,486,310
	Duke Energy Corp.			126,466	2,204,302
	Edison International			32,612	1,301,219
	Entergy Corp.			19,135	1,703,206
	Exelon Corp.			65,626	4,109,500
	FirstEnergy Corp.			30,516	2,044,267
	FPL Group, Inc.			40,809	2,052,693
	Pepco Holdings, Inc.			20,316	465,440
	Pinnacle West Capital Corp.			9,981	343,446
	PPL Corp.			37,301	1,380,883
	Progress Energy, Inc.			26,352	1,136,562
	Southern Co. (The)			76,671	2,889,730
					21,735,220

	Electrical Equipment 0.4%
	Cooper Industries, Ltd. Class A			17,361	693,572
	Emerson Electric Co.			78,047	3,183,537
	Rockwell Automation, Inc.			14,690	548,525
					4,425,634

	Electronic Equipment, Instruments & Components 0.3%
	Agilent Technologies, Inc.		(a)	35,993	1,067,552
	Amphenol Corp. Class A			8,368	335,892
	Jabil Circuit, Inc.			20,980	200,149
	Molex, Inc.			14,162	317,937
	Tyco Electronics, Ltd.			47,836	1,323,144
					3,244,674

	Energy Equipment & Services 2.6%
	Baker Hughes, Inc.			30,781	1,863,482
	BJ Services Co.			29,798	570,036
	Cameron International Corp.		(a)	21,667	835,046
	ENSCO International, Inc.			14,400	829,872
	Halliburton Co.			88,004	2,850,450
	Nabors Industries, Ltd.		(a)	28,431	708,501
	National Oilwell Varco, Inc.		(a)	41,524	2,085,751
	Noble Corp.			26,894	1,180,647
	Rowan Cos., Inc.			11,402	348,331
	Schlumberger, Ltd.			120,616	9,418,903
	Smith International, Inc.			21,554	1,263,927
	Transocean, Inc.		(a)	31,840	3,497,306
	Weatherford International, Ltd.		(a)	67,968	1,708,716
					27,160,968

	Food & Staples Retailing 2.8%
	Costco Wholesale Corp.			43,289	2,810,755
	CVS Caremark Corp.			144,037	4,848,285
	Kroger Co. (The)			66,143	1,817,610
	Safeway, Inc.			43,748	1,037,703
	SUPERVALU, Inc.			21,165	459,280
	Sysco Corp.			59,998	1,849,738
	Walgreen Co.			99,049	3,066,557
	Wal-Mart Stores, Inc.			225,463	13,502,979
	Whole Foods Market, Inc.			14,169	283,805
					29,676,712

	Food Products 1.7%
	Archer-Daniels-Midland Co.			64,373	1,410,412
	Campbell Soup Co.			21,545	831,637
	ConAgra Foods, Inc.			45,535	886,111
	Dean Foods Co.		(a)	15,484	361,706
	General Mills, Inc.			33,533	2,304,388
	H.J. Heinz Co.			31,548	1,576,454
	Hershey Co. (The)			17,155	678,309
	Kellogg Co.			25,415	1,425,781
	Kraft Foods, Inc. Class A			152,360	4,989,790
	McCormick & Co., Inc.			13,208	507,848
	Sara Lee Corp.			70,631	892,070
	Tyson Foods, Inc. Class A			30,112	359,537
	Wm. Wrigley Jr. Co.			21,447	1,702,892
					17,926,935

	Gas Utilities 0.1%
	Nicor, Inc.		(b)	4,468	198,156
	Questar Corp.			17,276	706,934
					905,090

	Health Care Equipment & Supplies 2.3%
	Baxter International, Inc.			62,694	4,114,607
	Becton, Dickinson & Co.			24,430	1,960,752
	Boston Scientific Corp.		(a)	150,885	1,851,359
	C.R. Bard, Inc.			9,885	937,790
	Covidien, Ltd.			49,937	2,684,613
	Hospira, Inc.		(a)	16,190	618,458
	Intuitive Surgical, Inc.		(a)	3,829	922,712
	Medtronic, Inc.			113,237	5,673,174
	St. Jude Medical, Inc.		(a)	33,855	1,472,354
	Stryker Corp.			24,874	1,549,650
	Varian Medical Systems, Inc.		(a)	12,532	715,953
	Zimmer Holdings, Inc.		(a)	22,604	1,459,314
					23,960,736

	Health Care Providers & Services 1.9%
	Aetna, Inc.			47,330	1,709,086
	AmerisourceBergen Corp.			16,073	605,148
	Cardinal Health, Inc.			35,714	1,759,986
	CIGNA Corp.			27,585	937,338
	Coventry Health Care, Inc.		(a)	15,143	492,905
	DaVita, Inc.		(a)	10,436	594,956
	Express Scripts, Inc.		(a)	26,236	1,936,742
	Humana, Inc.		(a)	17,243	710,412
	Laboratory Corp. of America Holdings		(a)	11,282	784,099
	McKesson Corp.			27,718	1,491,506
	Medco Health Solutions, Inc.		(a)	50,615	2,277,675
	Patterson Cos., Inc.		(a)	9,141	277,978
	Quest Diagnostics, Inc.			15,849	818,918
	Tenet Healthcare Corp.		(a)	41,632	231,058
	UnitedHealth Group, Inc.			122,880	3,119,923
	WellPoint, Inc.		(a)	51,318	2,400,143
					20,147,873

	Health Care Technology 0.0%		‡
	IMS Health, Inc.			18,775	355,035

	Hotels, Restaurants & Leisure 1.3%
	Carnival Corp.			43,651	1,543,063
	Darden Restaurants, Inc.			14,049	402,223
	International Game Technology			30,993	532,460
	Marriott International, Inc. Class A			30,065	784,396
	McDonald's Corp.			113,285	6,989,685
	Starbucks Corp.		(a)	72,767	1,082,045
	Starwood Hotels & Resorts Worldwide, Inc.			18,688	525,880
	Wyndham Worldwide Corp.			18,492	290,509
	Yum! Brands, Inc.			47,403	1,545,812
					13,696,073

	Household Durables 0.4%
	Black & Decker Corp.			6,188	375,921
	Centex Corp.			11,837	191,759
	D.R. Horton, Inc.			27,277	355,147
	Fortune Brands, Inc.			15,405	883,631
	Harman International Industries, Inc.			5,784	197,061
	KB Home			7,782	153,150
	Leggett & Platt, Inc.			16,598	361,670
	Lennar Corp. Class A			13,692	207,981
	Newell Rubbermaid, Inc.			27,679	477,740
	Pulte Homes, Inc.			21,148	295,438
	Snap-on, Inc.			5,657	297,898
	Stanley Works (The)			7,993	333,628
	Whirlpool Corp.			7,500	594,675
					4,725,699

	Household Products 2.7%
	Clorox Co. (The)			14,029	879,478
	Colgate-Palmolive Co.			50,719	3,821,677
	Kimberly-Clark Corp.			41,875	2,715,175
❖	Procter & Gamble Co. (The)			304,527	21,222,487
					28,638,817

	Independent Power Producers & Energy Traders 0.1%
	AES Corp. (The)		(a)	67,176	785,287
	Constellation Energy Group, Inc.			17,856	433,901
	Dynegy, Inc. Class A		(a)	50,196	179,702
					1,398,890

	Industrial Conglomerates 3.1%
	3M Co.			70,388	4,808,204
❖	General Electric Co.			998,396	25,459,098
	Textron, Inc.			24,910	729,365
	Tyco International, Ltd.			48,228	1,688,945
					32,685,612

	Insurance 2.9%
	Aflac, Inc.			47,552	2,793,680
	Allstate Corp. (The)			54,347	2,506,484
	American International Group, Inc.			268,748	894,931
	Aon Corp.			27,919	1,255,238
	Assurant, Inc.			11,924	655,820
	Chubb Corp. (The)			36,489	2,003,246
	Cincinnati Financial Corp.			16,901	480,664
	Genworth Financial, Inc. Class A			43,288	372,710
	Hartford Financial Services Group, Inc. (The)			30,294	1,241,751
	Lincoln National Corp.			25,963	1,111,476
	Loews Corp.			36,219	1,430,288
	Marsh & McLennan Cos., Inc.			51,160	1,624,842
	MBIA, Inc.		(b)	20,185	240,202
	MetLife, Inc.			68,917	3,859,352
	Principal Financial Group, Inc.			25,847	1,124,086
	Progressive Corp. (The)			67,729	1,178,485
	Prudential Financial, Inc.			42,854	3,085,488
	Torchmark Corp.			8,954	535,449
	Travelers Cos., Inc. (The)			59,293	2,680,044
	Unum Group			34,609	868,686
	XL Capital, Ltd. Class A			30,422	545,771
					30,488,693

	Internet & Catalog Retail 0.2%
	Amazon.com, Inc.		(a)	32,059	2,332,613
	Expedia, Inc.		(a)	20,883	315,542
					2,648,155

	Internet Software & Services 1.4%
	Akamai Technologies, Inc.		(a)	16,595	289,417
	eBay, Inc.		(a)	110,476	2,472,453
	Google, Inc. Class A		(a)	24,029	9,624,095
	VeriSign, Inc.		(a)	19,796	516,280
	Yahoo!, Inc.		(a)	139,080	2,406,084
					15,308,329

	IT Services 0.9%
	Affiliated Computer Services, Inc. Class A		(a)	9,861	499,262
	Automatic Data Processing, Inc.			51,070	2,183,243
	Cognizant Technology Solutions Corp. Class A		(a)	29,280	668,462
	Computer Sciences Corp.		(a)	15,363	617,439
	Convergys Corp.		(a)	12,382	183,006
	Fidelity National Information Services, Inc.			19,076	352,143
	Fiserv, Inc.		(a)	16,384	775,291
	Mastercard, Inc. Class A			7,279	1,290,785
	Paychex, Inc.			32,016	1,057,488
	Total System Services, Inc.			20,112	329,837
	Unisys Corp.		(a)	34,245	94,174
	Western Union Co. (The)			73,988	1,825,284
					9,876,414

	Leisure Equipment & Products 0.1%
	Eastman Kodak Co.			28,877	444,128
	Hasbro, Inc.			12,601	437,507
	Mattel, Inc.			36,161	652,344
					1,533,979

	Life Sciences Tools & Services 0.4%
	Applied Biosystems, Inc.			17,117	586,257
	Millipore Corp.		(a)	5,459	375,579
	PerkinElmer, Inc.			11,950	298,392
	Thermo Fisher Scientific, Inc.		(a)	41,769	2,297,295
	Waters Corp.		(a)	9,974	580,287
					4,137,810

	Machinery 1.6%
	Caterpillar, Inc.			61,455	3,662,718
	Cummins, Inc.			20,352	889,789
	Danaher Corp.			25,516	1,770,810
	Deere & Co.			43,032	2,130,084
	Dover Corp.			18,944	768,179
	Eaton Corp.			16,457	924,554
	Illinois Tool Works, Inc.			39,674	1,763,509
	Ingersoll-Rand Co., Ltd. Class A			31,722	988,775
	ITT Corp.			18,203	1,012,269
	Manitowoc Co., Inc. (The)			13,246	205,975
	PACCAR, Inc.			36,488	1,393,477
	Pall Corp.			11,962	411,373
	Parker Hannifin Corp.			16,771	888,863
	Terex Corp.		(a)	10,237	312,433
					17,122,808

	Media 2.6%
	CBS Corp. Class B			68,038	991,994
	Comcast Corp. Class A			292,871	5,749,058
	DIRECTV Group, Inc. (The)		(a)	56,924	1,489,701
	Gannett Co., Inc.			22,847	386,343
	Interpublic Group of Cos., Inc. (The)		(a)	47,077	364,847
	McGraw-Hill Cos., Inc. (The)			32,129	1,015,598
	Meredith Corp.			3,880	108,795
	New York Times Co. (The) Class A			11,688	167,022
	News Corp. Class A			230,201	2,760,110
	Omnicom Group, Inc.			32,053	1,235,964
	Scripps Networks Interactive Class A			9,099	330,385
	Time Warner, Inc.			357,757	4,690,194
	Viacom, Inc. Class B		(a)	63,214	1,570,236
	Walt Disney Co. (The)			188,320	5,779,541
	Washington Post Co. Class B			603	335,726
					26,975,514

	Metals & Mining 0.8%
	AK Steel Holding Corp.			11,303	292,974
	Alcoa, Inc.			81,521	1,840,744
	Allegheny Technologies, Inc.			10,250	302,888
	Freeport-McMoRan Copper & Gold, Inc. Class B			38,316	2,178,265
	Newmont Mining Corp.			45,430	1,760,867
	Nucor Corp.			31,356	1,238,562
	Titanium Metals Corp.			10,078	114,285
	United States Steel Corp.			11,799	915,720
					8,644,305

	Multiline Retail 0.8%
	Big Lots, Inc.		(a)	8,295	230,850
	Dillard's, Inc. Class A			6,253	73,785
	Family Dollar Stores, Inc.			14,313	339,218
	J.C. Penney Co., Inc.			22,198	740,081
	Kohl's Corp.		(a)	30,615	1,410,739
	Macy's, Inc.			42,064	756,311
	Nordstrom, Inc.		(b)	16,005	461,264
	Sears Holdings Corp.		(a) (b)	5,709	533,792
	Target Corp.			75,879	3,721,865
					8,267,905

	Multi-Utilities 1.2%
	Ameren Corp.			20,989	819,201
	CenterPoint Energy, Inc.			34,369	500,756
	CMS Energy Corp.			22,108	275,687
	Consolidated Edison, Inc.			27,211	1,168,985
	Dominion Resources, Inc.			57,789	2,472,213
	DTE Energy Co.			16,635	667,396
	Integrys Energy Group, Inc.			7,577	378,395
	NiSource, Inc.			27,232	401,944
	PG&E Corp.			35,756	1,339,062
	Public Service Enterprise Group, Inc.			50,860	1,667,699
	Sempra Energy			25,071	1,265,333
	TECO Energy, Inc.			20,841	327,829
	Xcel Energy, Inc.			43,849	876,542
					12,161,042

	Office Electronics 0.1%
	Xerox Corp.			87,700	1,011,181

	Oil, Gas & Consumable Fuels 10.3%
	Anadarko Petroleum Corp.			46,837	2,272,063
	Apache Corp.			33,343	3,477,008
	Cabot Oil & Gas Corp.			9,842	355,690
	Chesapeake Energy Corp.			52,313	1,875,944
❖	Chevron Corp.			206,189	17,006,469
	ConocoPhillips			152,812	11,193,479
	CONSOL Energy, Inc.			18,224	836,299
	Devon Energy Corp.			44,340	4,043,808
	El Paso Corp.			70,230	896,135
	EOG Resources, Inc.			24,834	2,221,650
❖	ExxonMobil Corp.			521,276	40,482,294
	Hess Corp.			28,406	2,331,564
	Marathon Oil Corp.			70,753	2,820,922
	Massey Energy Co.			8,043	286,894
	Murphy Oil Corp.			19,013	1,219,494
	Noble Energy, Inc.			17,331	963,430
	Occidental Petroleum Corp.			82,082	5,782,677
	Peabody Energy Corp.			27,131	1,220,895
	Pioneer Natural Resources Co.			5,397	282,155
	Range Resources Corp.			15,451	662,384
	Southwestern Energy Co.		(a)	34,181	1,043,888
	Spectra Energy Corp.			61,820	1,471,316
	Sunoco, Inc.			11,994	426,747
	Tesoro Corp.		(b)	13,867	228,667
	Valero Energy Corp.			52,881	1,602,294
	Williams Cos., Inc.			58,458	1,382,532
	XTO Energy, Inc.			55,131	2,564,694
					108,951,392

	Paper & Forest Products 0.3%
	International Paper Co.			42,745	1,119,064
	MeadWestvaco Corp.			17,758	413,939
	Weyerhaeuser Co.			21,350	1,293,383
					2,826,386

	Personal Products 0.2%
	Avon Products, Inc.			42,687	1,774,499
	Estee Lauder Cos., Inc. (The) Class A			11,759	586,892
					2,361,391

	Pharmaceuticals 6.4%
	Abbott Laboratories			154,711	8,908,259
	Allergan, Inc.			30,767	1,584,501
	Barr Pharmaceuticals, Inc.		(a)	10,783	704,130
	Bristol-Myers Squibb Co.			197,896	4,126,132
	Eli Lilly & Co.			100,599	4,429,374
	Forest Laboratories, Inc.		(a)	30,484	862,088
❖	Johnson & Johnson			280,459	19,430,199
	King Pharmaceuticals, Inc.		(a)	24,219	232,018
	Merck & Co., Inc.			214,572	6,771,892
	Mylan, Inc.		(a)	30,616	349,635
	Pfizer, Inc.			676,280	12,470,603
	Schering-Plough Corp.			162,074	2,993,507
	Watson Pharmaceuticals, Inc.		(a)	10,206	290,871
	Wyeth			133,320	4,924,841
					68,078,050

	Real Estate Investment Trusts 1.3%
	Apartment Investment & Management Co. Class A			8,593	300,927
	AvalonBay Communities, Inc.			7,815	769,152
	Boston Properties, Inc.			11,951	1,119,331
	Developers Diversified Realty Corp.			11,986	379,836
	Equity Residential			27,079	1,202,578
	General Growth Properties, Inc.			22,837	344,839
	HCP, Inc.			24,799	995,184
	Host Hotels & Resorts, Inc.			52,252	694,429
	Kimco Realty Corp.			22,790	841,863
	Plum Creek Timber Co., Inc.			17,112	853,204
	ProLogis			26,199	1,081,233
	Public Storage			12,319	1,219,704
	Simon Property Group, Inc.			22,507	2,183,179
	Vornado Realty Trust			13,535	1,231,008
					13,216,467

	Real Estate Management & Development 0.0%		‡
	CB Richard Ellis Group, Inc. Class A		(a)	17,814	238,173
	Forestar Real Estate Group, Inc.		(a)	1	15
					238,188

	Road & Rail 1.1%
	Burlington Northern Santa Fe Corp.			28,343	2,619,743
	CSX Corp.			40,518	2,211,067
	Norfolk Southern Corp.			37,540	2,485,523
	Ryder System, Inc.			5,916	366,792
	Union Pacific Corp.			51,101	3,636,347
					11,319,472

	Semiconductors & Semiconductor Equipment 2.2%
	Advanced Micro Devices, Inc.		(a)	60,603	318,166
	Altera Corp.			29,943	619,221
	Analog Devices, Inc.			28,959	763,070
	Applied Materials, Inc.			135,474	2,049,722
	Broadcom Corp. Class A		(a)	44,732	833,357
	Intel Corp.			565,275	10,587,601
	KLA-Tencor Corp.			17,323	548,273
	Linear Technology Corp.			22,505	690,003
	LSI Corp.		(a)	63,712	341,496
	MEMC Electronic Materials, Inc.		(a)	22,726	642,237
	Microchip Technology, Inc.			18,512	544,808
	Micron Technology, Inc.		(a)	75,478	305,686
	National Semiconductor Corp.			19,567	336,748
	Novellus Systems, Inc.		(a)	10,458	205,395
	NVIDIA Corp.		(a)	55,504	594,448
	Teradyne, Inc.		(a)	17,623	137,636
	Texas Instruments, Inc.			132,185	2,841,978
	Xilinx, Inc.			27,935	655,076
					23,014,921

	Software 3.7%
	Adobe Systems, Inc.		(a)	53,155	2,098,028
	Autodesk, Inc.		(a)	22,424	752,325
	BMC Software, Inc.		(a)	19,100	546,833
	CA, Inc.			39,303	784,488
	Citrix Systems, Inc.		(a)	18,331	463,041
	Compuware Corp.		(a)	26,128	253,180
	Electronic Arts, Inc.		(a)	31,788	1,175,838
	Intuit, Inc.		(a)	32,051	1,013,132
❖	Microsoft Corp.			788,041	21,032,814
	Novell, Inc.		(a)	33,731	173,377
	Oracle Corp.		(a)	393,259	7,987,090
	Salesforce.com, Inc.		(a)	18,751	907,548
	Symantec Corp.		(a)	84,004	1,644,798
					38,832,492

	Specialty Retail 1.6%
	Abercrombie & Fitch Co. Class A			8,777	346,253
	AutoNation, Inc.		(a)	11,013	123,786
	AutoZone, Inc.		(a)	4,193	517,165
	Bed Bath & Beyond, Inc.		(a)	25,934	814,587
	Best Buy Co., Inc.			33,900	1,271,250
	GameStop Corp. Class A		(a)	16,176	553,381
	Gap, Inc. (The)			47,123	837,847
	Home Depot, Inc. (The)			169,656	4,392,394
	Limited Brands, Inc.			29,938	518,526
	Lowe's Cos., Inc.			146,344	3,466,889
	Office Depot, Inc.		(a)	28,442	165,532
	RadioShack Corp.			13,408	231,690
	Sherwin-Williams Co. (The)			9,883	564,912
	Staples, Inc.			71,361	1,605,623
	Tiffany & Co.			12,569	446,451
	TJX Cos., Inc.			42,477	1,296,398
					17,152,684

	Textiles, Apparel & Luxury Goods 0.5%
	Coach, Inc.		(a)	34,099	853,839
	Jones Apparel Group, Inc.			9,546	176,696
	Liz Claiborne, Inc.			10,380	170,543
	NIKE, Inc. Class B			39,375	2,634,188
	Polo Ralph Lauren Corp.			5,733	382,047
	VF Corp.			8,737	675,457
					4,892,770

	Thrifts & Mortgage Finance 0.1%
	Guaranty Financial Group, Inc.		(a)	1	4
	Hudson City Bancorp, Inc.			51,934	958,182
	MGIC Investment Corp.			12,160	85,485
	Sovereign Bancorp, Inc.			54,642	215,836
					1,259,507

	Tobacco 1.6%
	Altria Group, Inc.			206,717	4,101,265
	Lorillard, Inc.			17,403	1,238,223
	Philip Morris International, Inc.			207,248	9,968,629
	Reynolds American, Inc.			17,398	845,891
	UST, Inc.			14,758	981,997
					17,136,005

	Trading Companies & Distributors 0.1%
	Fastenal Co.			13,073	645,675
	W.W. Grainger, Inc.			6,475	563,131
					1,208,806

	Wireless Telecommunication Services 0.3%
	American Tower Corp. Class A		(a)	39,640	1,425,851
	Sprint Nextel Corp.			285,014	1,738,585
					3,164,436

	Total Common Stocks
	(Cost $752,651,553)				1,019,400,937 (c)

				Principal
				Amount
	Short-Term Investments 3.6%

	Commercial Paper 0.0%	‡
	FPL Fuels, Inc.
	2.80%, due 10/14/08		(d)	$ 300,000	299,697
	Total Commercial Paper
	(Cost $299,696)				299,697

				Shares
	Investment Company 0.3%
	State Street Navigator Securities Lending Prime Portfolio		(e)	3,636,781	3,636,781
	Total Investment Company
	(Cost $3,636,781)				3,636,781

				Principal
				Amount
	U.S. Government 3.3%
	United States Treasury Bill
	0.461%, due 10/30/08		(d)(f)	$ 34,500,000	34,486,924

	Total U.S. Government
	(Cost $34,458,838)				34,486,924

	Total Short-Term Investments
	(Cost $38,395,315)				38,423,402

	Total Investments
	(Cost $791,046,868)		(h)	100.2%	1,057,824,339

	Liabilities in Excess of
	Cash and Other Assets			(0.2)	(1,846,430)

	Net Assets			100.0%	$1,055,977,909

				Contracts	Unrealized
				Long	Depreciation (g)
	Futures Contracts (0.3%)
	Standard & Poor's 500 Index
	Mini December 2008			599	$(2,862,924)

	Total Futures Contracts
	(Settlement Value $35,011,550)		(c)		$(2,862,924)

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
❖	Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Portfolio's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $3,316,940; cash collateral of $3,636,781 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(d)	Interest rate presented is yield to maturity.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Segregated, or partially segregated as collateral for futures contracts.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2008.
(h)	At September 30, 2008, cost is $813,882,190 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$384,913,830
	Gross unrealized depreciation	(140,971,681)
	Net unrealized appreciation	$243,942,149

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,019,400,937	$(2,862,924)
Level 2 - Other Significant Observable Inputs	38,423,402	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,057,824,339	$(2,862,924)

*Other financial instruments includes futures.

At September 30, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Small Cap Growth Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

		Shares	Value
	Common Stocks 87.0% †

	Aerospace & Defense 2.4%
	Alliant Techsystems, Inc. (a)(b)	17,800	$1,672,132
	Triumph Group, Inc.	26,500	1,211,315
			2,883,447

	Air Freight & Logistics 1.9%
❖	HUB Group, Inc. Class A (a)(b)	59,800	2,251,470

	Beverages 1.6%
❖	Central European Distribution Corp. (b)	43,200	1,961,712

	Biotechnology 4.1%
	Alexion Pharmaceuticals, Inc. (b)	26,600	1,045,380
	BioMarin Pharmaceuticals, Inc. (a)(b)	23,600	625,164
	Myriad Genetics, Inc. (a)(b)	16,200	1,051,056
	Onyx Pharmaceuticals, Inc. (b)	18,300	662,094
	OSI Pharmaceuticals, Inc. (b)	12,800	630,912
	United Therapeutics Corp. (b)	8,000	841,360
			4,855,966

	Capital Markets 2.4%
	Affiliated Managers Group, Inc. (b)	11,200	927,920
❖	optionsXpress Holdings, Inc.	101,200	1,965,304
			2,893,224

	Chemicals 0.3%
	CF Industries Holdings, Inc.	4,100	374,986

	Commercial Services & Supplies 3.1%
	Copart, Inc. (b)	26,400	1,003,200
	Sykes Enterprises, Inc. (b)	78,400	1,721,664
	Waste Connections, Inc. (b)	29,000	994,700
			3,719,564

	Construction & Engineering 2.3%
	Layne Christensen Co. (b)	25,200	892,836
❖	Quanta Services, Inc. (b)	67,200	1,815,072
			2,707,908

	Consumer Finance 0.9%
	Cash America International, Inc.	30,300	1,092,012

	Containers & Packaging 0.8%
	Crown Holdings, Inc. (b)	40,800	906,168

	Distributors 1.2%
	LKQ Corp. (a)(b)	84,100	1,427,177

	Diversified Consumer Services 0.7%
	Capella Education Co. (a)(b)	19,400	831,484

	Diversified Telecommunication Services 1.6%
❖	NTELOS Holdings Corp.	73,100	1,965,659

	Electrical Equipment 2.2%
❖	II-VI, Inc. (b)	68,100	2,632,746

	Electronic Equipment & Instruments 5.1%
	Anixter International, Inc. (b)	23,500	1,398,485
❖	FLIR Systems, Inc. (a)(b)	52,600	2,020,892
	Itron, Inc. (b)	14,900	1,319,097
	Mettler-Toledo International, Inc. (b)	13,600	1,332,800
			6,071,274

	Energy Equipment & Services 7.1%
	Atwood Oceanics, Inc. (b)	44,100	1,605,240
	Dawson Geophysical Co. (b)	14,500	677,005
	Dril-Quip, Inc. (a)(b)	18,500	802,715
	Gulf Island Fabrication, Inc.	30,700	1,058,229
	Gulfmark Offshore, Inc. (b)	25,600	1,148,928
	Hornbeck Offshore Services, Inc. (b)	25,700	992,534
	Lufkin Industries, Inc. (a)	14,400	1,142,640
	NATCO Group, Inc. Class A (b)	26,900	1,080,842
			8,508,133

	Food Products 1.1%
	Sanderson Farms, Inc. (a)	37,100	1,363,054

	Health Care Equipment & Supplies 3.8%
	Gen-Probe, Inc. (b)	13,600	721,480
	Hologic, Inc. (b)	35,800	692,014
	Immucor, Inc. (b)	38,400	1,227,264
	NuVasive, Inc. (b)	15,300	754,749
	Wright Medical Group, Inc. (b)	36,500	1,111,060
			4,506,567

	Health Care Providers & Services 3.4%
	Amedisys, Inc. (b)	15,900	773,853
	Bio-Reference Laboratories, Inc. (b)	55,700	1,609,730
	Genoptix, Inc. (b)	18,800	614,196
	Healthspring, Inc. (b)	48,300	1,022,028
			4,019,807

	Hotels, Restaurants & Leisure 1.5%
	Bally Technologies, Inc. (b)	15,900	481,452
	Panera Bread Co. Class A (b)	9,900	503,910
	WMS Industries, Inc. (b)	28,700	877,359
			1,862,721

	Household Products 0.5%
	Church & Dwight Co., Inc.	10,100	627,109

	Internet & Catalog Retail 0.6%
	Priceline.com, Inc. (b)	10,400	711,672

	Internet Software & Services 3.1%
	Ariba, Inc. (b)	43,300	611,829
	Bankrate, Inc. (b)	13,900	540,849
	Equinix, Inc. (b)	23,200	1,611,472
	Omniture, Inc. (b)	25,200	462,672
	Vocus, Inc. (b)	14,700	499,212
			3,726,034

	IT Services 1.2%
	CyberSource Corp. (b)	86,800	1,398,348

	Life Sciences Tools & Services 4.5%
❖	ICON PLC, Sponsored ADR (b)(c)	54,000	2,065,500
❖	PAREXEL International Corp. (a)(b)	117,200	3,358,952
			5,424,452

	Machinery 3.6%
	Actuant Corp. Class A (a)	53,100	1,340,244
	Bucyrus International, Inc.	21,500	960,620
	Gardner Denver, Inc. (b)	21,100	732,592
	Kaydon Corp. (a)	12,600	567,756
	Middleby Corp. (The) (a)(b)	13,300	722,323
			4,323,535

	Multiline Retail 0.5%
	Dollar Tree, Inc. (b)	16,000	581,760

	Oil, Gas & Consumable Fuels 2.0%
	Comstock Resources, Inc. (b)	7,700	385,385
	Mariner Energy, Inc. (b)	32,900	674,450
	Penn Virginia Corp.	8,800	470,272
	Swift Energy Co. (b)	22,400	866,656
			2,396,763

	Personal Products 2.0%
❖	Chattem, Inc. (a)(b)	31,000	2,423,580

	Pharmaceuticals 0.4%
	Auxilium Pharmaceuticals, Inc. (b)	13,800	447,120

	Professional Services 1.4%
	FTI Consulting, Inc. (a)(b)	22,900	1,654,296

	Road & Rail 1.3%
	Genesee & Wyoming, Inc. Class A (b)	41,700	1,564,584

	Semiconductors & Semiconductor Equipment 3.8%
	Diodes, Inc. (a)(b)	66,774	1,231,980
	Hittite Microwave Corp. (b)	44,400	1,491,840
	Microsemi Corp. (a)(b)	53,300	1,358,084
	Monolithic Power Systems, Inc. (a)(b)	14,800	257,076
	Tessera Technologies, Inc. (b)	14,500	236,930
			4,575,910

	Software 6.4%
	ANSYS, Inc. (b)	42,300	1,601,901
	Informatica Corp. (b)	47,600	618,324
	MICROS Systems, Inc. (b)	53,700	1,431,642
	Parametric Technology Corp. (b)	32,300	594,320
	Progress Software Corp. (b)	33,600	873,264
	Quality Systems, Inc. (a)	27,100	1,145,246
	Solera Holdings, Inc. (b)	26,600	763,952
	Sybase, Inc. (b)	19,600	600,152
			7,628,801

	Specialty Retail 3.6%
	Aeropostale, Inc. (b)	43,500	1,396,785
	Dick's Sporting Goods, Inc. (b)	18,700	366,146
	Guess?, Inc.	19,300	671,447
	Gymboree Corp. (The) (b)	32,500	1,153,750
	PetSmart, Inc.	29,100	719,061
			4,307,189

	Textiles, Apparel & Luxury Goods 2.9%
	Fossil, Inc. (b)	24,500	691,635
	Phillips-Van Heusen Corp.	28,000	1,061,480
	Warnaco Group, Inc. (The) (b)	37,500	1,698,375
			3,451,490

	Trading Companies & Distributors 0.6%
	Interline Brands, Inc. (a)(b)	41,800	677,578

	Wireless Telecommunication Services 1.1%
	SBA Communications Corp. Class A (b)	50,600	1,309,022

	Total Common Stocks
	(Cost $104,861,190)		104,064,322

	Short-Term Investments 22.6%

	Investment Company 9.2%
	State Street Navigator Securities Lending Prime Portfolio (d)	11,038,513	11,038,513

	Total Investment Company
	(Cost $11,038,513)		11,038,513

		Principal Amount
	Time Deposit 13.4%
	State Street Bank and Trust Co.
	1.91%, due 10/1/08	$16,070,297	16,070,297

	Total Time Deposit
	(Cost $16,070,297)		16,070,297

	Total Short-Term Investments
	(Cost $27,108,810)		27,108,810

	Total Investments
	(Cost $131,970,000) (e)	109.6%	131,173,132
	Liabilities in Excess of Cash and Other Assets	(9.6)	(11,498,041)

	Net Assets	100.0%	$119,675,091

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. May be subject to change daily.
(a)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $10,801,540; cash collateral of $11,038,513 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.
(c)	ADR - American Depositary Receipt.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At September 30, 2008, cost is $131,992,237 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$9,615,882
Gross unrealized depreciation	(10,434,987)
Net unrealized depreciation	$(819,105)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$104,064,322
Level 2 - Other Significant Observable Inputs	27,108,810
Level 3 - Significant Unobservable Inputs	-
Total	$131,173,132

The Portfolio did not hold other financial instruments as of September 30, 2008.

At September 30, 2008, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Total Return Portfolio

Portfolio of Investments††† September 30, 2008 (unaudited)

	Principal Amount	Value
Long-Term Bonds 41.4%†
Asset-Backed Securities 1.9%
Automobile 0.1%
Superior Wholesale Inventory Financing Trust
Series 2007-AE1, Class A
2.588%, due 1/15/12 (a)	$215,000	$197,802

Consumer Finance 0.4%
Harley-Davidson Motorcycle Trust
Series 2004-1, Class A2
2.53%, due 11/15/11	456,008	455,625
Series 2007-1, Class A3
5.22%, due 3/15/12	770,000	770,217
		1,225,842
Consumer Loans 0.2%
Atlantic City Electric Transition Funding LLC
Series 2002-1, Class A4
5.55%, due 10/20/23	850,000	772,033

Credit Cards 0.7%
Bank of America Credit Card Trust
Series 2006-C4, Class C4
2.718%, due 11/15/11 (a)	445,000	430,491
Chase Issuance Trust
Series 2006-C4, Class C4
2.778%, due 1/15/14 (a)	780,000	648,974
Citibank Credit Card Issuance Trust
Series 2006-C4, Class C4
2.707%, due 1/9/12 (a)	855,000	801,125
Murcie Lago International, Ltd.
Series 2006-1X, Class A
2.69%, due 3/27/11 (a)(b)(c)(i)	295,000	284,433
		2,165,023
Diversified Financial Services 0.3%
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2
5.261%, due 4/25/37 (b)	575,000	466,305
Dunkin Securitization
Series 2006-1, Class A2
5.779%, due 6/20/31 (b)	385,000	329,929
USXL Funding LLC
Series 2006-1A, Class A
5.379%, due 4/15/14 (b)(c)	164,320	152,450
		948,684
Home Equity 0.2%
Citicorp Residential Mortgage Securities, Inc.
Series 2006-3, Class A3
5.61%, due 11/25/36 (d)	295,000	285,289
Series 2006-1, Class A3
5.706%, due 7/25/36 (d)	450,000	427,753
		713,042
Total Asset-Backed Securities
(Cost $6,534,213)		6,022,426

Convertible Bonds 3.6%
Aerospace & Defense 0.1%
L-3 Communications Corp.
3.00%, due 8/1/35	292,000	320,105

Auto Manufacturers 0.1%
Ford Motor Co.
4.25%, due 12/15/36	262,000	173,903

Biotechnology 0.2%
Amgen, Inc.
0.125%, due 2/1/11	702,000	646,717

Coal 0.0% ‡
Peabody Energy Corp.
4.75%, due 12/15/66	128,000	116,000

Computers 0.3%
CACI International, Inc.
2.125%, due 5/1/14	160,000	164,800
EMC Corp.
1.75%, due 12/1/11	526,000	524,027
NetApp, Inc.
1.75%, due 6/1/13 (b)	173,000	148,348
		837,175
Diversified Financial Services 0.2%
Nasdaq Stock Market, Inc. (The)
2.50%, due 8/15/13 (b)	587,000	506,287

Electronics 0.1%
Fisher Scientific International, Inc.
3.25%, due 3/1/24	323,000	474,003

Energy - Alternate Sources 0.2%
Covanta Holding Corp.
1.00%, due 2/1/27	637,000	613,112

Environmental Controls 0.2%
Waste Connections, Inc.
3.75%, due 4/1/26	439,000	494,424

Food 0.1%
Spartan Stores, Inc.
3.375%, due 5/15/27	390,000	363,675

Health Care - Products 0.2%
Medtronic, Inc.
1.625%, due 4/15/13	694,000	694,000

Insurance 0.0% ‡
Conseco, Inc.
3.50%, due 9/30/35
(zero coupon), beginning 9/30/10	15,000	10,763

Oil & Gas 0.7%
Chesapeake Energy Corp.
2.50%, due 5/15/37	506,000	486,392
Nabors Industries, Inc.
0.94%, due 5/15/11	500,000	451,250
St. Mary Land & Exploration Co.
3.50%, due 4/1/27	315,000	301,219
Transocean, Inc.
Series C
1.50%, due 12/15/37	824,000	749,840
Series A
1.625%, due 12/15/37	425,000	402,688
		2,391,389
Oil & Gas Services 0.3%
Cameron International Corp.
2.50%, due 6/15/26	450,000	569,812
Schlumberger, Ltd.
Series B
2.125%, due 6/1/23	279,000	547,538
		1,117,350
Pharmaceuticals 0.4%
ALZA Corp.
(zero coupon), due 7/28/20	523,000	504,695
Teva Pharmaceutical Finance Co. B.V.
Series D
1.75%, due 2/1/26	689,000	772,541
		1,277,236
Retail 0.1%
Costco Wholesale Corp.
(zero coupon), due 8/19/17	114,000	168,578

Semiconductors 0.1%
Cypress Semiconductor Corp.
1.00%, due 9/15/09	127,000	126,365
ON Semiconductor Corp.
2.625%, due 12/15/26	150,000	129,000
		255,365
Software 0.1%
Sybase, Inc.
1.75%, due 2/22/25	244,000	314,455

Telecommunications 0.2%
Anixter International, Inc.
1.00%, due 2/15/13	291,000	307,369
SBA Communications Corp.
1.875%, due 5/1/13 (b)	523,000	424,283
		731,652
Total Convertible Bonds
(Cost $13,026,554)		11,506,189

Corporate Bonds 6.1%
Advertising 0.0% ‡
Lamar Media Corp.
6.625%, due 8/15/15	50,000	41,375

Aerospace & Defense 0.3%
United Technologies Corp.
6.125%, due 7/15/38	935,000	903,366

Agriculture 0.3%
Cargill, Inc.
4.375%, due 6/1/13 (b)	300,000	280,063
Reynolds American, Inc.
7.625%, due 6/1/16	24,000	23,828
USG Corp.
6.30%, due 11/15/16	630,000	475,650
		779,541
Airlines 0.0% ‡
Delta Air Lines, Inc. (Escrow Shares)
2.875%, due 2/6/24 (e)	35,000	875
2.875%, due 2/18/24 (e)	20,000	500
8.00%, due 6/3/23 (e)	60,000	1,500
8.30%, due 12/15/29 (e)	15,000	337
Northwest Airlines, Inc. (Escrow Shares)
7.625%, due 11/15/23 (e)	28,100	211
8.875%, due 12/31/08 (e)	20,000	75
10.00%, due 2/1/09 (e)	11,900	45
		3,543
Auto Parts & Equipment 0.1%
FleetPride Corp.
11.50%, due 10/1/14 (b)	95,000	90,250
Goodyear Tire & Rubber Co. (The)
8.625%, due 12/1/11	45,000	44,550
Lear Corp.
Series B
8.50%, due 12/1/13	37,000	27,149
8.75%, due 12/1/16	43,000	29,885
Tenneco Automotive, Inc.
8.625%, due 11/15/14	50,000	39,750
		231,584
Banks 0.3%
Bank of America Corp.
5.65%, due 5/1/18	600,000	505,375
USB Capital IX
6.189%, due 4/15/49 (a)	135,000	66,150
Wells Fargo & Co.
5.25%, due 10/23/12	370,000	355,144
		926,669
Beverages 0.0% ‡
Constellation Brands, Inc.
7.25%, due 5/15/17	65,000	59,800

Chemicals 0.1%
Equistar Chemicals, L.P.
7.55%, due 2/15/26	55,000	33,000
MacDermid, Inc.
9.50%, due 4/15/17 (b)	45,000	37,800
Millennium America, Inc.
7.625%, due 11/15/26	75,000	30,000
Mosaic Global Holdings, Inc.
7.375%, due 12/1/14 (b)	50,000	51,764
7.625%, due 12/1/16 (b)	65,000	66,412
Phibro Animal Health Corp.
10.00%, due 8/1/13 (b)	55,000	52,800
Tronox Worldwide LLC/Tronox Finance Corp.
9.50%, due 12/1/12 (h)	65,000	21,450
		293,226
Coal 0.0% ‡
Peabody Energy Corp.
7.375%, due 11/1/16	45,000	43,200
7.875%, due 11/1/26	75,000	66,750
		109,950
Commercial & Professional Services 0.1%
Cardtronics, Inc.
9.25%, due 8/15/13	75,000	67,500
Service Corp. International
7.375%, due 10/1/14	35,000	31,850
7.625%, due 10/1/18	35,000	31,325
		130,675
Computers 0.0% ‡
SunGard Data Systems, Inc.
3.75%, due 1/15/09	35,000	34,563
9.125%, due 8/15/13	25,000	22,500
		57,063
Diversified Financial Services 0.7%
AmeriCredit Corp.
8.50%, due 7/1/15 (f)	65,000	54,275
Citigroup, Inc.
5.00%, due 9/15/14	450,000	345,020
General Motors Acceptance Corp. LLC
5.625%, due 5/15/09 (f)	515,000	367,979
8.00%, due 11/1/31	209,000	78,851
Harley-Davidson Funding Corp.
6.80%, due 6/15/18 (b)	535,000	500,944
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
8.50%, due 4/1/15	45,000	41,175
9.75%, due 4/1/17	20,000	17,900
HSBC Finance Corp.
4.75%, due 4/15/10	520,000	511,314
LaBranche & Co., Inc.
11.00%, due 5/15/12	30,000	28,200
NSG Holdings LLC/NSG Holdings, Inc.
7.75%, due 12/15/25 (b)	35,000	33,250
OMX Timber Finance Investments LLC
Series 1
5.42%, due 1/29/20 (b)(c)	255,000	209,528
Rainbow National Services LLC
8.75%, due 9/1/12 (b)	50,000	50,000
Regency Energy Partners/Regency Energy Finance Corp.
8.375%, due 12/15/13	55,000	49,500
		2,287,936
Electric 0.1%
AES Eastern Energy, L.P.
Series 1999-A
9.00%, due 1/2/17	73,678	78,099
NRG Energy, Inc.
7.25%, due 2/1/14	10,000	9,275
7.375%, due 2/1/16	20,000	18,000
Reliant Energy Mid-Atlantic Power Holdings LLC
Series C
9.681%, due 7/2/26	60,000	63,600
Reliant Energy, Inc.
7.625%, due 6/15/14	20,000	15,000
7.875%, due 6/15/17	135,000	99,900
		283,874
Electrical Components & Equipment 0.2%
Belden, Inc.
7.00%, due 3/15/17	60,000	53,400
Emerson Electric Co.
6.00%, due 8/15/32	520,000	485,664
		539,064
Entertainment 0.2%
Gaylord Entertainment Co.
6.75%, due 11/15/14	30,000	25,200
8.00%, due 11/15/13 (f)	80,000	69,600
Jacobs Entertainment, Inc.
9.75%, due 6/15/14	45,000	30,150
Mohegan Tribal Gaming Authority
6.375%, due 7/15/09	70,000	66,500
Penn National Gaming, Inc.
6.75%, due 3/1/15	120,000	105,600
Speedway Motorsports, Inc.
6.75%, due 6/1/13	115,000	108,100
Vail Resorts, Inc.
6.75%, due 2/15/14	115,000	107,812
		512,962

	Environmental Controls 0.0% ‡
	Geo Sub Corp.
	11.00%, due 5/15/12	55,000	50,600
	Finance - Other Services 0.1%
	American Real Estate Partners, L.P./American Real Estate Finance Corp.
	7.125%, due 2/15/13	165,000	126,225
	8.125%, due 6/1/12	195,000	165,750
			291,975
	Finance - Auto Loans 0.0% ‡
	Ford Motor Credit Co. LLC
	7.375%, due 10/28/09	45,000	36,178

	Food 0.2%
	Corn Products International, Inc.
	6.00%, due 4/15/17	500,000	516,833
	Stater Brothers Holdings, Inc.
	7.75%, due 4/15/15	70,000	65,450
			582,283
	Forest Products & Paper 0.1%
	Bowater, Inc.
	9.375%, due 12/15/21	165,000	56,512
	Georgia-Pacific Corp.
	7.00%, due 1/15/15 (b)	100,000	91,000
	7.125%, due 1/15/17 (b)	200,000	178,500
	8.00%, due 1/15/24	15,000	13,200
	8.875%, due 5/15/31	20,000	17,400
			356,612
	Hand & Machine Tools 0.0% ‡
	Baldor Electric Co.
	8.625%, due 2/15/17 (f)	60,000	57,300

	Health Care - Products 0.1%
	Catalent Pharma Solutions, Inc.
	9.50%, due 4/15/15	95,000	73,625
	Cooper Cos., Inc. (The)
	7.125%, due 2/15/15	45,000	44,100
	Invacare Corp.
	9.75%, due 2/15/15	70,000	70,000
	Universal Hospital Services, Inc.
	6.303%, due 6/1/15 (a)	30,000	26,400
	8.50%, due 6/1/15 (g)	30,000	27,975
	VWR Funding, Inc.
	Series B
	10.25%, due 7/15/15 (g)	60,000	52,500
			294,600
	Health Care - Services 0.4%
	Alliance Imaging, Inc.
	7.25%, due 12/15/12	25,000	22,750
	Community Health Systems, Inc.
	8.875%, due 7/15/15	145,000	137,750
	HCA, Inc.
	8.75%, due 9/1/10	85,000	83,725
	Highmark, Inc.
	6.80%, due 8/15/13 (b)(c)	835,000	912,143
	Psychiatric Solutions, Inc.
	7.75%, due 7/15/15	60,000	55,800
			1,212,168
	Holding Company - Diversified 0.0% ‡
	Susser Holdings LLC
	10.625%, due 12/15/13	40,000	39,300

	Household Products & Wares 0.0% ‡
	Jarden Corp.
	7.50%, due 5/1/17	45,000	37,463
	Libbey Glass, Inc.
	9.928%, due 6/1/11 (a)	50,000	46,000
			83,463
	Insurance 0.2%
	Crum & Forster Holdings Corp.
	7.75%, due 5/1/17	140,000	121,800
	Fund American Cos., Inc.
	5.875%, due 5/15/13	375,000	278,110
	HUB International Holdings, Inc.
	9.00%, due 12/15/14 (b)	125,000	111,250
	USI Holdings Corp.
	6.679%, due 11/15/14 (a)(b)	25,000	19,000
	9.75%, due 5/15/15 (b)	65,000	49,400
			579,560
	Lodging 0.1%
	Boyd Gaming Corp.
	7.125%, due 2/1/16	35,000	24,238
	7.75%, due 12/15/12	110,000	96,800
	MGM Mirage, Inc.
	7.00%, due 11/15/36	105,000	104,475
	MTR Gaming Group, Inc.
	Series B
	9.00%, due 6/1/12	15,000	10,500
	9.75%, due 4/1/10	40,000	38,000
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
	5.319%, due 3/15/14 (a)(b)	55,000	41,250
			315,263
	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc.
	6.05%, due 8/15/36	200,000	180,655

	Media 0.4%
	Houghton Mifflin Harcourt Publishing Co.
	7.20%, due 3/15/11	70,000	68,600
	ION Media Networks, Inc.
	6.041%, due 1/15/12 (a)(b)	10,000	7,600
	9.041%, due 1/15/13 (a)(b)(g)	22,133	11,952
	Morris Publishing Group LLC
	7.00%, due 8/1/13	49,000	11,760
	News America Holdings, Inc.
	8.00%, due 10/17/16	455,000	473,972
	Time Warner Entertainment Co., L.P.
	10.15%, due 5/1/12	620,000	680,275
	Ziff Davis Media, Inc.
	(zero coupon), due 5/1/12 (c)(i)	45,000	2,813
	8.875%, due 7/15/11 (a)(c)(h)(i)	11,000	9,350
			1,266,322
	Metal Fabricate & Hardware 0.0% ‡
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	60,000	47,400
	Neenah Foundary Co.
	9.50%, due 1/1/17	85,000	64,600
			112,000
	Mining 0.3%
	Alcoa, Inc.
	5.90%, due 2/1/27	440,000	353,667
	Freeport-McMoRan Copper & Gold, Inc.
	8.25%, due 4/1/15	35,000	34,388
	8.375%, due 4/1/17	75,000	73,875
	Vulcan Materials Co.
	6.30%, due 6/15/13	400,000	403,653
			865,583
	Miscellaneous-Manufacturing 0.0% ‡
	Actuant Corp.
	6.875%, due 6/15/17	55,000	52,525
	RBS Global, Inc./Rexnord Corp.
	9.50%, due 8/1/14	75,000	70,500
			123,025
	Office & Business Equipment 0.0% ‡
	Xerox Corp.
	7.625%, due 6/15/13	105,000	106,296

	Oil & Gas 0.3%
	Chaparral Energy, Inc.
	8.50%, due 12/1/15	90,000	71,100
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	95,000	83,125
	7.625%, due 7/15/13	300,000	286,500
	Forest Oil Corp.
	7.25%, due 6/15/19	90,000	76,950
	8.00%, due 12/15/11	55,000	55,000
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	9.00%, due 6/1/16 (b)	35,000	31,850
	Newfield Exploration Co.
	6.625%, due 4/15/16	70,000	62,300
	Pemex Project Funding Master Trust
	6.625%, due 6/15/35 (f)	210,000	192,316
	Pride International, Inc.
	7.375%, due 7/15/14	35,000	33,425
	Stone Energy Corp.
	6.75%, due 12/15/14	50,000	38,750
	Whiting Petroleum Corp.
	7.00%, due 2/1/14	85,000	72,250
			1,003,566
	Oil & Gas Services 0.1%
	Allis-Chalmers Energy, Inc.
	8.50%, due 3/1/17	39,000	33,345
	9.00%, due 1/15/14	30,000	27,000
	Complete Production Services, Inc.
	8.00%, due 12/15/16	110,000	104,500
			164,845
	Pharmaceuticals 0.3%
	Medco Health Solutions, Inc.
	7.25%, due 8/15/13	935,000	991,276
	NBTY, Inc.
	7.125%, due 10/1/15	45,000	39,375
			1,030,651
	Pipelines 0.3%
	ANR Pipeline Co.
	9.625%, due 11/1/21	40,000	48,413
	Copano Energy LLC
	8.125%, due 3/1/16	45,000	41,175
	El Paso Natural Gas Co.
	7.50%, due 11/15/26	65,000	59,047
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	Series B
	6.875%, due 11/1/14	60,000	54,000
	8.50%, due 7/15/16	15,000	14,175
	Nustar Logistics
	7.65%, due 4/15/18	175,000	175,930
	Plains All American Pipeline, L.P./PAA Finance Corp.
	7.75%, due 10/15/12	480,000	498,566
			891,306
	Real Estate Investment Trusts 0.2%
	Health Care Property Investors, Inc.
	6.00%, due 1/30/17	585,000	467,658
	Host Marriott, L.P.
	6.375%, due 3/15/15	85,000	69,062
	Series Q
	6.75%, due 6/1/16	35,000	28,613
	Omega Healthcare Investors, Inc.
	7.00%, due 4/1/14	70,000	64,400
			629,733
	Retail 0.2%
	CVS Caremark Corp.
	5.789%, due 1/10/26 (b)	65,700	60,039
	Rite Aid Corp.
	8.625%, due 3/1/15	87,000	45,675
	9.375%, due 12/15/15	45,000	23,625
	Star Gas Partners, L.P./Star Gas Finance Co.
	Series B
	10.25%, due 2/15/13	10,000	8,800
	Wal-Mart Stores, Inc.
	6.50%, due 8/15/37	400,000	375,306
			513,445
	Savings & Loans 0.0% ‡
	Washington Mutual Bank
	5.95%, due 5/20/13 (h)	390,000	488

	Telecommunications 0.2%
	GCI, Inc.
	7.25%, due 2/15/14	45,000	39,150
	iPCS, Inc.
	4.926%, due 5/1/13 (a)	20,000	16,300
	Lucent Technologies, Inc.
	6.45%, due 3/15/29	305,000	186,050
	6.50%, due 1/15/28	65,000	39,650
	Nextel Communications, Inc.
	Series F
	5.95%, due 3/15/14	380,000	254,600
	PAETEC Holding Corp.
	9.50%, due 7/15/15	45,000	30,825
	Qwest Communications International, Inc.
	7.25%, due 2/15/11	45,000	42,637
	Qwest Corp.
	7.125%, due 11/15/43 (f)	15,000	10,050
	7.25%, due 9/15/25	30,000	22,350
	7.50%, due 10/1/14	95,000	82,175
	8.875%, due 3/15/12	20,000	19,600
			743,387
	Textiles 0.0% ‡
	INVISTA
	9.25%, due 5/1/12 (b)	75,000	73,688

	Transportation 0.1%
	Atlantic Express Transportation Corp.
	9.961%, due 4/15/12 (a)	20,000	9,900
	Union Pacific Corp.
	6.125%, due 1/15/12	375,000	381,784
			391,684
	Trucking & Leasing 0.0% ‡
	Greenbrier Cos., Inc.
	8.375%, due 5/15/15	55,000	47,300
	Total Corporate Bonds
	(Cost $21,997,042)
			19,203,904
	Loan Assignments & Participations 0.2% (j)
	Buildings and Real Estate 0.0% ‡
	LNR Property Corp.
	Initial Tranche B Term Loan
	6.04%, due 7/12/11	123,200	79,259

	Healthcare, Education and Childcare 0.1%
	Community Health Systems, Inc.
	New Term Loan B
	5.277%, due 7/25/14	125,732	110,015
	HCA, Inc.
	Term Loan B
	6.012%, due 11/18/13	162,113	141,882
	Talecris Biotherapeutics, Inc.
	2nd Lien Term Loan
	9.31%, due 12/6/14	100,000	95,000
			346,897
	Leisure, Amusement, Motion Pictures, Entertainment 0.0% ‡
	Town Sports International, Inc.
	Term Loan
	4.313%, due 2/27/14	98,500	77,815

	Machinery 0.0% ‡
	BHM Technologies LLC
	1st Lien Term Loan
	7.00%, due 7/21/13 (h)	117,957	28,703

	Retail Store 0.1%
	Toys 'R' Us (Delaware), Inc.
	Term Loan
	7.49%, due 1/19/13	100,000	87,500
	Total Loan Assignments & Participations
	(Cost $825,483)
			620,174
	Mortgage-Backed Securities 1.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.1%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-5, Class A2
	5.001%, due 10/10/45	805,000	786,080
	Bayview Commercial Asset Trust
	Series 2006-4A, Class A1
	3.437%, due 12/25/36 (a)(b)(c)	247,410	212,648
	Four Times Square Trust
	Series 2006-4TS, Class A
	5.401%, due 12/13/28 (b)	480,000	390,841
	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A2
	3.246%, due 3/15/29	1,050,000	1,038,378
	Series 2004-C7, Class A1
	3.625%, due 10/15/29	286,205	282,164
	Mortgage Equity Conversion Asset Trust
	Series 2007-FF2, Class A
	2.93%, due 2/25/42 (a)(b)(c)(i)	520,174	498,066
	Timberstar Trust
	Series 2006-1, Class A
	5.668%, due 10/15/36 (b)(i)	160,000	149,613
	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C14, Class A1
	3.477%, due 8/15/41	74,617	73,714

	Total Mortgage-Backed Securities
	(Cost $3,597,110)
			3,431,504
	U.S. Government and Federal Agencies 25.7%
	Fannie Mae (Collateralized Mortgage Obligation) 0.1%
	Series 2006-B1, Class AB
	6.00%, due 6/25/16	366,115	371,722

	Federal Home Loan Bank 0.3%
	5.00%, due 11/17/17	1,050,000	1,058,261

❖	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.9%
	3.00%, due 8/1/10	269,967	266,647
	4.291%, due 3/1/35 (a)	731,347	732,684
	5.00%, due 8/1/33	511,379	499,732
	5.00%, due 10/1/35	934,551	911,807
	5.027%, due 6/1/35 (a)	900,796	909,128
	5.50%, due 1/1/21	1,529,090	1,543,201
	5.50%, due 2/1/33	365,517	364,894
	5.50%, due 7/1/34	1,855,379	1,851,056
	5.50%, due 11/1/35	1,001,213	997,316
	5.50%, due 1/1/36	2,387,216	2,377,925
	5.50%, due 9/1/36	352,284	350,748
	6.00%, due 3/1/36	1,032,966	1,047,135
	6.50%, due 4/1/37	685,020	703,177
			12,555,450
	Federal National Mortgage Association 0.8%
	4.625%, due 5/1/13	1,990,000	1,955,872
	5.125%, due 1/2/14	545,000	542,727
			2,498,599
❖	Federal National Mortgage Association (Mortgage Pass-Through Securities) 12.8%
	4.50%, due 4/1/18	495,880	488,588
	4.50%, due 7/1/18	1,665,593	1,641,099
	4.50%, due 9/1/20	679,911	665,663
	5.00%, due 9/1/20	281,375	280,542
	5.00%, due 10/1/20	285,360	284,515
	5.00%, due 12/1/20	1,478,463	1,474,088
	5.00%, due 7/1/35	439,908	429,340
	5.00%, due 2/1/36	479,401	467,884
	5.00%, due 5/1/36	1,544,544	1,507,437
	5.50%, due 2/1/17	1,729,400	1,760,491
	5.50%, due 4/1/21	1,689,701	1,707,934
	5.50%, due 6/1/21	2,637,070	2,662,229
	5.50%, due 11/1/33	1,552,951	1,553,215
	5.50%, due 12/1/33	985,006	985,174
	5.50%, due 6/1/34	1,129,640	1,128,773
	5.50%, due 7/1/37	1,321,534	1,319,000
	5.50%, due 11/25/38 TBA(k)	6,070,000	6,041,544
	6.00%, due 1/1/33	494,062	503,077
	6.00%, due 3/1/33	500,973	509,802
	6.00%, due 9/1/34	654,799	665,315
	6.00%, due 9/1/35	2,054,464	2,086,001
	6.00%, due 10/1/35	1,561,201	1,583,592
	6.00%, due 6/1/36	1,201,527	1,218,384
	6.00%, due 4/1/37	985,390	989,699
	6.00%, due 11/25/38 TBA(k)	4,930,000	4,983,924
	6.50%, due 6/1/31	185,598	191,943
	6.50%, due 8/1/31	170,837	176,677
	6.50%, due 10/1/31	247,892	256,366
	6.50%, due 2/1/37	703,837	722,470
	6.50%, due 10/25/38 TBA(k)	1,955,000	2,004,485
			40,289,251
	Freddie Mac 0.2%
	5.75%, due 6/27/16	630,000	624,778
	Freddie Mac (Collateralized Mortgage Obligation) 0.2%
	Series 2632, Class NH
	3.50%, due 6/15/13	499,698	492,822
	Freddie Mac Reference REMIC (Collateralized Mortgage Obligation) 0.2%
	Series R001, Class AE
	4.375%, due 4/15/15	749,218	749,093
❖	Government National Mortgage Association (Mortgage Pass-Through Securities) 1.6%
	6.00%, due 4/15/29	396,569	405,127
	6.00%, due 8/15/32	784,232	799,545
	6.00%, due 11/25/38 TBA(k)	1,720,000	1,741,500
	6.50%, due 11/25/38 TBA(k)	2,060,000	2,103,132
			5,049,304
❖	United States Treasury Bonds 1.3%
	4.375%, due 2/15/38	1,465,000	1,483,655
	6.25%, due 5/15/30	1,780,000	2,235,570
	6.875%, due 8/15/25	220,000	283,886
			4,003,111
❖	United States Treasury Notes 4.3%
	3.875%, due 5/15/18 (f)	2,520,000	2,536,536
	4.75%, due 8/15/17 (f)	4,227,000	4,531,145
	4.875%, due 8/15/16 (f)	6,035,000	6,532,976
			13,600,657
	Total U.S. Government and Federal Agencies
	(Cost $80,965,400)		81,293,048

	Municipal Bonds 0.3%
	Texas 0.1%
	Harris County Texas Industrial Development Corp.
	Solid Waste Deer Park
	5.683%, due 3/1/23 (a)	395,000	395,130

	West Virginia 0.2%
	Tobacco Settlement Finance Authority of West Virginia
	7.467%, due 6/1/47	465,000	411,139
	Total Municipal Bonds
	(Cost $860,000)		806,269

	Yankee Bonds 2.5% (l)
	Banks 0.1%
	ATF Capital B.V.
	9.25%, due 2/21/14 (b)	290,000	214,600

	Beverages 0.2%
	Coca-Cola HBC Finance B.V.
	5.125%, due 9/17/13	245,000	241,576
	Companhia Brasileira de Bebidas
	10.50%, due 12/15/11	485,000	533,500
			775,076
	Biotechnology 0.0% ‡
	FMC Finance III S.A.
	6.875%, due 7/15/17	145,000	139,563

	Building Materials 0.1%
	Asia Aluminum Holdings, Ltd.
	8.00%, due 12/23/11 (b)	440,000	387,728

	Commercial & Professional Services 0.0% ‡
	Quebecor World, Inc.
	9.75%, due 1/15/15 (b)(h)	70,000	28,350

	Diversified Financial Services 0.1%
	TNK-BP Finance S.A.
	7.50%, due 7/18/16 (b)	285,000	199,500

	Electric 0.2%
	Intergen N.V.
	9.00%, due 6/30/17 (b)	140,000	140,000
	SP PowerAssets, Ltd.
	5.00%, due 10/22/13 (b)	360,000	352,513
			492,513
	Electronics 0.0% ‡
	NXP B.V./NXP Funding LLC
	7.875%, due 10/15/14	220,000	147,400

	Foreign Sovereign 0.6%
	Israel Government AID Bond
	5.50%, due 12/4/23	1,040,000	1,125,332
	Panama Government International Bond
	7.125%, due 1/29/26	645,000	661,125
	Republic of Venezuela
	6.00%, due 12/9/20	217,000	123,690
			1,910,147
	Forest Products & Paper 0.0% ‡
	Bowater Canada Finance
	7.95%, due 11/15/11	10,000	4,600
	Catalyst Paper Corp.
	7.375%, due 3/1/14	65,000	44,200
	Smurfit Capital Funding PLC
	7.50%, due 11/20/25	120,000	99,600
			148,400
	Health Care - Products 0.1%
	Covidien International Finance S.A.
	6.00%, due 10/15/17	375,000	370,497

	Holding Company - Diversified 0.2%
	Hutchison Whampoa International, Ltd.
	6.50%, due 2/13/13 (b)	485,000	472,851

	Insurance 0.1%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18 (f)	15,000	13,200
	8.30%, due 4/15/26	10,000	8,600
	Nippon Life Insurance Co.
	4.875%, due 8/9/10 (b)	250,000	246,607
			268,407
	Iron & Steel 0.0% ‡
	Steel Capital S.A. for OAO Severstal
	9.75%, due 7/29/13 (b)	160,000	131,200

	Media 0.3%
	BSKYB Finance UK PLC
	6.50%, due 10/15/35 (b)	760,000	680,665
	CanWest MediaWorks, Inc.
	8.00%, due 9/15/12	25,000	20,875
	CanWest MediaWorks, L.P.
	9.25%, due 8/1/15 (b)	80,000	57,600
	Quebecor Media, Inc.
	7.75%, due 3/15/16	10,000	8,750
	Videotron, Ltee
	6.375%, due 12/15/15	50,000	44,000
			811,890
	Oil & Gas 0.2%
	Citic Resources Finance, Ltd.
	6.75%, due 5/15/14 (b)	200,000	152,000
	Gazprom International S.A.
	7.201%, due 2/1/20 (b)	402,504	364,266
			516,266
	Pharmaceuticals 0.0% ‡
	Angiotech Pharmaceuticals, Inc.
	6.56%, due 12/1/13 (a)	40,000	28,800

	Telecommunications 0.3%
	Millicom International Cellular S.A.
	10.00%, due 12/1/13	60,000	59,400
	Nortel Networks, Ltd.
	10.75%, due 7/15/16	45,000	27,562
	Rogers Wireless, Inc.
	9.625%, due 5/1/11 (f)	145,000	155,384
	Satelites Mexicanos S.A. de C.V.
	12.512%, due 11/30/11 (a)	55,000	52,869
	Telecom Italia Capital S.A.
	4.875%, due 10/1/10	525,000	510,379
			805,594
	Transportation 0.0% ‡
	Kansas City Southern de Mexico S.A. de C.V.
	7.375%, due 6/1/14	20,000	19,100
	Total Yankee Bonds
	(Cost $8,582,677)		7,867,882

	Total Long-Term Bonds
	(Cost $136,388,479)		130,751,396

		Shares
	Common Stocks 55.0%
	Aerospace & Defense 1.7%
	Cobham PLC	19,453	65,797
	L-3 Communications Holdings, Inc. (f)	16,200	1,592,784
	Northrop Grumman Corp.	12,000	726,480
	Rolls-Royce Group PLC (e)	28,200	169,312
	United Technologies Corp.	45,300	2,720,718
			5,275,091
	Agriculture 0.7%
	Altria Group, Inc.	20,400	404,736
	Philip Morris International, Inc.	35,300	1,697,930
			2,102,666
	Airlines 0.0% ‡
	Northwest Airlines, Inc. (e)	1,782	16,091
	Apparel 0.0% ‡
	Esprit Holdings, Ltd.	11,200	68,812
	Puma A.G. Rudolf Dassler Sport	119	32,502
			101,314
	Banks 2.8%
	Bank of America Corp.	67,300	2,355,500
	Bank of New York Mellon Corp. (The) (f)	12,485	406,762
	Capital One Financial Corp. (f)	22,500	1,147,500
	DBS Group Holdings, Ltd.	9,000	106,407
	Intesa Sanpaolo S.p.A.	8,700	41,322
	Lloyds TSB Group PLC	9,200	38,270
	PNC Financial Services Group, Inc.	11,400	851,580
	Svenska Handelsbanken Class A	2,000	44,808
	U.S. Bancorp (f)	62,400	2,247,648
	Wells Fargo & Co. (f)	44,600	1,673,838
			8,913,635
	Beverages 1.4%
	C&C Group PLC	2,580	6,629
	Coca-Cola Co. (The)	27,500	1,454,200
	Diageo PLC	15,000	253,920
	Hansen Natural Corp. (e)(f)	15,000	453,750
	PepsiCo, Inc.	30,600	2,180,862
			4,349,361
	Biotechnology 1.6%
	Celgene Corp. (e)(f)	21,200	1,341,536
	Genentech, Inc. (e)	15,600	1,383,408
	Gilead Sciences, Inc. (e)	48,200	2,196,956
			4,921,900
	Building Materials 0.0% ‡
	Geberit A.G.	786	96,803

	Capital Markets 0.2%
	Affiliated Managers Group, Inc. (e)(f)	8,300	687,655

	Chemicals 1.3%
	E.I. du Pont de Nemours & Co.	25,000	1,007,500
	Monsanto Co.	9,400	930,412
	Mosaic Co. (The)	6,400	435,328
	Nitto Denko Corp.	900	22,855
	Praxair, Inc.	25,100	1,800,674
			4,196,769
	Commercial & Professional Services 0.5%
	Alliance Data Systems Corp. (e)	17,400	1,102,812
	Intertek Group PLC	2,100	31,582
	Iron Mountain, Inc. (e)	23,100	563,871
	Michael Page International PLC	3,100	12,909
			1,711,174
	Computers 3.5%
	Apple, Inc. (e)	12,600	1,432,116
	EMC Corp. (e)	96,797	1,157,692
❖	Hewlett-Packard Co.	73,900	3,417,136
	Indra Sistemas S.A.	2,300	54,846
	International Business Machines Corp.	24,800	2,900,608
	Logitech International S.A. (e)	25,000	583,000
	OBIC Co., Ltd.	880	143,526
	Otsuka Corp.	600	39,183
	Research In Motion, Ltd. (e)	19,900	1,359,170
	Wincor Nixdorf A.G.	425	25,121
			11,112,398

	Cosmetics & Personal Care 1.0%
	Avon Products, Inc.	35,900	1,492,363
	Beiersdorf A.G.	1,800	115,208
	Colgate-Palmolive Co.	18,300	1,378,905
			2,986,476
	Distribution & Wholesale 0.2%
	LKQ Corp. (e)(f)	39,600	672,012

	Diversified Financial Services 2.9%
	Ameriprise Financial, Inc.	16,900	645,580
	Citigroup, Inc. (f)	76,400	1,566,964
	Goldman Sachs Group, Inc. (The) (f)	14,300	1,830,400
❖	JPMorgan Chase & Co.	68,584	3,202,873
	Merrill Lynch & Co., Inc.	31,400	794,420
	Morgan Stanley (f)	46,300	1,064,900
			9,105,137
	Electric 0.8%
	FirstEnergy Corp.	17,300	1,158,927
	NRG Energy, Inc. (e)	34,400	851,400
	Scottish & Southern Energy PLC	9,300	236,418
	Terna S.p.A.	100,200	367,128
			2,613,873
	Electrical Components & Equipment 0.5%
	Energizer Holdings, Inc. (e)	6,600	531,630
	General Cable Corp. (e)(f)	26,600	947,758
			1,479,388
	Electronics 2.1%
	Amphenol Corp. Class A	50,300	2,019,042
	Avnet, Inc. (e)	31,500	775,845
	Hirose Electric Co., Ltd.	200	19,096
	HOYA Pentax HD Corp.	5,800	114,904
	Keyence Corp.	800	159,125
	Murata Manufacturing Co., Ltd.	2,400	96,300
❖	Thermo Fisher Scientific, Inc. (e)(f)	61,100	3,360,500
	Venture Corp, Ltd.	11,300	61,724
			6,606,536
	Entertainment 0.1%
	OPAP S.A.	14,450	442,306

	Food 1.2%
	General Mills, Inc.	19,300	1,326,296
	Kroger Co. (The)	50,700	1,393,236
	Nestle S.A. Registered	11,000	475,773
	Tesco PLC	87,600	609,210
	Unilever N.V., CVA	2,700	76,277
			3,880,792
	Gas 0.3%
	Enagas	14,600	314,498
	Snam Rete Gas S.p.A.	125,655	756,391
			1,070,889
	Health Care - Products 2.4%
	Becton, Dickinson & Co.	23,000	1,845,980
	C.R. Bard, Inc. (f)	11,600	1,100,492
	Hologic, Inc. (e)	74,600	1,442,018
	Johnson & Johnson	18,800	1,302,464
	St. Jude Medical, Inc. (e)	42,900	1,865,721
			7,556,675
	Health Care - Services 0.6%
	Covance, Inc. (e)(f)	12,600	1,113,966
	Coventry Health Care, Inc. (e)(f)	21,200	690,060
			1,804,026
	Holding Company - Diversified 0.0% ‡
	Hutchison Whampoa International, Ltd.	9,000	68,514

	Household Products 0.6%
	Henkel A.G. & Co. KGaA	1,600	58,775
	Kimberly-Clark Corp. (f)	21,400	1,387,576
	Procter & Gamble Co. (The)	8,000	557,520
			2,003,871
	Insurance 1.9%
	Aflac, Inc.	7,850	461,187
	Assicurazioni Generali S.p.A.	6,300	208,531
	Assurant, Inc.	11,600	638,000
	Hannover Rueckversicherung A.G.	7,870	286,912
	Hartford Financial Services Group, Inc. (The)	40,500	1,660,095
	Prudential Financial, Inc.	39,200	2,822,400
			6,077,125
	Internet 0.9%
	Akamai Technologies, Inc. (e)	19,800	345,312
	Equinix, Inc. (e)(f)	18,100	1,257,226
	Google, Inc. Class A (e)	3,100	1,241,612
			2,844,150
	Leisure Time 0.2%
	Carnival Corp. (f)	21,600	763,560

	Machinery - Construction & Mining 0.4%
	Caterpillar, Inc. (f)	12,400	739,040
	Terex Corp. (e)(f)	12,700	387,604
			1,126,644
	Machinery - Diversified 0.7%
	Rheinmetall A.G.	553	29,555
	Rockwell Automation, Inc.	20,700	772,938
	Roper Industries, Inc. (f)	21,700	1,236,032
			2,038,525
	Media 1.4%
	Antena 3 de Television S.A. (f)	3,958	29,186
	Cablevision Systems Corp. Class A	29,200	734,672
	DIRECTV Group, Inc. (The) (e)	52,600	1,376,542
	MediaSet S.p.A.	73,860	467,918
	Reed Elsevier N.V.	31,683	472,298
	Societe Television Francaise 1	4,478	79,231
	Vivendi S.A.	2,000	62,586
	Walt Disney Co. (The)	41,900	1,285,911
			4,508,344
	Metal Fabricate & Hardware 0.5%
	Precision Castparts Corp.	19,500	1,536,210

	Mining 0.3%
	Alcoa, Inc.	12,000	270,960
	Freeport-McMoRan Copper & Gold, Inc. Class B	11,200	636,720
			907,680
	Miscellaneous-Manufacturing 1.4%
	3M Co.	16,600	1,133,946
	Danaher Corp. (f)	21,900	1,519,860
	Honeywell International, Inc.	26,900	1,117,695
	Illinois Tool Works, Inc. (f)	14,100	626,745
	Siemens A.G.	1,480	138,904
			4,537,150
	Office & Business Equipment 0.1%
	Canon, Inc.	2,900	108,423
	Neopost S.A.	630	59,312
	RICOH Co., Ltd.	12,000	166,850
			334,585
	Oil & Gas 2.4%
	BP PLC, Sponsored ADR (m)	7,540	378,282
	Chevron Corp.	16,300	1,344,424
	ConocoPhillips	15,800	1,157,350
	Diamond Offshore Drilling, Inc.	6,500	669,890
	ENI S.p.A.	6,700	179,503
	Hess Corp.	9,500	779,760
	Marathon Oil Corp. (f)	16,400	653,868
	Royal Dutch Shell PLC Class A, ADR (m)	4,160	245,481
	Suncor Energy, Inc.	20,300	855,442
	Total S.A.	3,300	199,092
	XTO Energy, Inc. (f)	21,825	1,015,299
			7,478,391
	Oil & Gas Services 2.3%
	Baker Hughes, Inc.	25,700	1,555,878
	Cameron International Corp. (e)(f)	39,700	1,530,038
	Halliburton Co.	12,800	414,592
	National Oilwell Varco, Inc. (e)	31,200	1,567,176
	Smith International, Inc.	11,200	656,768
	Transocean, Inc. (e)	14,925	1,639,362
			7,363,814
	Packaging & Containers 0.2%
	Crown Holdings, Inc. (e)	24,100	535,261

	Pharmaceuticals 2.2%
	Abbott Laboratories	16,400	944,312
	Actelion, Ltd. Registered (e)	920	47,038
	Medco Health Solutions, Inc. (e)	41,400	1,863,000
	Novartis A.G. Registered	5,300	277,219
	Novartis A.G., ADR (m)	2,600	137,384
	Novo Nordisk A/S	125	6,402
	Roche Holding A.G. Genusscheine	3,500	545,604
	Sanofi-Aventis, ADR (m)	1,100	36,157
	Santen Pharmaceutical Co., Ltd.	600	15,146
	Shire, Ltd.	5,500	86,579
	Shire, Ltd., ADR (f)(m)	400	19,100
	Takeda Pharmaceutical Co., Ltd.	1,000	50,363
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (f)(m)	20,800	952,432
	United Therapeutics Corp. (e)(f)	4,800	504,816
	Wyeth	36,000	1,329,840
			6,815,392
	Pipelines 0.5%
	Williams Cos., Inc.	72,000	1,702,800

	Retail 4.8%
	Abercrombie & Fitch Co. Class A (f)	10,600	418,170
	AutoZone, Inc. (e)(f)	9,900	1,221,066
	Coach, Inc. (e)	22,600	565,904
	CVS Caremark Corp.	58,000	1,952,280
	Guess?, Inc.	18,200	633,178
	Home Depot, Inc. (The)	30,900	800,001
	Kohl's Corp. (e)	48,000	2,211,840
	Lowe's Cos., Inc.	45,800	1,085,002
	McDonald's Corp.	8,800	542,960
	Polo Ralph Lauren Corp. (f)	12,400	826,336
	Ryohin Keikaku Co., Ltd.	1,200	59,008
	Target Corp.	17,600	863,280
	Tim Hortons, Inc.	2,900	84,554
	TJX Cos., Inc.	52,500	1,602,300
	Wal-Mart Stores, Inc.	36,200	2,168,018
			15,033,897
	Semiconductors 1.4%
❖	Intel Corp. (f)	183,800	3,442,574
	MEMC Electronic Materials, Inc. (e)	38,400	1,085,184
			4,527,758
	Software 2.3%
	Autodesk, Inc. (e)	39,300	1,318,515
	Fiserv, Inc. (e)	15,300	723,996
	Infosys Technologies, Ltd., Sponsored ADR (m)	400	13,324
❖	Microsoft Corp.	125,400	3,346,926
	Oracle Corp. (e)	94,200	1,913,202
			7,315,963
	Telecommunications 3.7%
	American Tower Corp. Class A (e)	26,900	967,593
	Anixter International, Inc. (e)(f)	11,700	696,267
	AT&T, Inc.	40,000	1,116,800
	Cisco Systems, Inc. (e)	68,000	1,534,080
	Harris Corp.	25,500	1,178,100
	Mobistar S.A.	2,130	149,104
	Nokia OYJ, Sponsored ADR (m)	57,300	1,068,645
	NTT DoCoMo, Inc.	42	67,729
	NTT DoCoMo, Inc., Sponsored ADR (m)	20,000	318,000
	QUALCOMM, Inc.	36,400	1,564,108
	SBA Communications Corp. Class A (e)(f)	22,200	574,314
	Telefonaktiebolaget LM Ericsson Class B	12,620	118,972
	Verizon Communications, Inc.	63,400	2,034,506
	Vodafone Group PLC	12,100	267,410
			11,655,628
	Toys, Games & Hobbies 0.0% ‡
	Nintendo Co., Ltd.	200	83,257

	Transportation 1.0%
	ConAgra Foods, Inc.	30,600	595,476
	Norfolk Southern Corp.	33,600	2,224,656
	TNT N.V.	12,925	361,490
			3,181,622
	Total Common Stocks
	(Cost $192,301,589)		174,143,108

	Convertible Preferred Stocks 1.2%
	Banks 0.3%
	Bank of America Corp.
	7.25% Series L	950	796,100
	Wachovia Corp.
	7.50% Series L	100	38,500
			834,600
	Chemicals 0.1%
	Celanese Corp.
	4.25%	7,200	258,975

	Diversified Financial Services 0.4%
	Affiliated Managers Group, Inc.
	5.10%	8,300	327,850
	Citigroup, Inc.
	8.75% Series C	3,400	111,962
	Citigroup, Inc.
	6.50% Series T	17,700	725,700
			1,165,512
	Insurance 0.0% ‡
	American International Group, Inc.
	8.50%	7,400	63,566

	Investment Companies 0.0% ‡
	Vale Capital, Ltd.
	5.50% Series RIO	3,200	121,600

	Mining 0.1%
	Freeport-McMoRan Copper & Gold, Inc.
	6.75%	2,600	220,766

	Pharmaceuticals 0.2%
	Schering-Plough Corp.
	6.00%	3,700	640,174

	Software 0.0% ‡
	QuadraMed Corp.(b)(c)(n)
	5.50%	4,900	98,000

	Telecommunications 0.1%
	Crown Castle International Corp.
	6.25%	6,300	286,650

	Total Convertible Preferred Stocks
	(Cost $4,555,507)
			3,689,843
	Exchange Traded Funds 0.1% (o)
	iShares MSCI EAFE Index Fund	1,100	61,930
	iShares S&P Europe 350 Index Fund (f)	9,410	375,083
	Total Exchange Traded Funds
	(Cost $525,410)		437,013

		Number of Warrants
	Warrants 0.0% ‡
	Airlines 0.0% ‡
	Ryanair Holdings PLC Class A
	Strike Price € 0.000001
	Expire 04/03/18 (b)(e)	36,846	119,113
	Total Warrants
	(Cost $148,949)		119,113
		Shares
	Short-Term Investments 17.2%
	Investment Company 10.1%
	State Street Navigator Securities Lending Prime Portfolio (p)	32,008,795	32,008,795

	Total Investment Company
	(Cost $32,008,795)		32,008,795

		Principal Amount
	Time Deposit 7.1%
	State Street Bank and Trust Co.
	1.91%, due 10/1/08	$22,334,624	22,334,624

	Total Time Deposit
	(Cost $22,334,624)		22,334,624

	Total Short-Term Investment
	(Cost $54,343,419)		54,343,419

	Total Investments
	(Cost $388,263,353) (q)	114.9%	363,483,892
	Liabilities in Excess of
	Cash and Other Assets	(14.9)	(47,165,984)
	Net Assets	100.0%	$316,317,908

†	Percentages indicated are based on Portfolio net assets.
❖	Among the Portfolio's 10 largest holdings, as of September 30, 2008, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
†††
All of the Portfolio's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Floating rate. Rate shown is the rate in effect at September 30, 2008.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security. The total market value of these securities at September 30, 2008 is $2,379,431, which represents 0.8% of the Portfolio's net assets.
(d)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at September 30, 2008 is $713,042, which represents 0.2% of the Portfolio's net assets.
(e)	Non-income producing security.
(f)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $31,311,834; cash collateral of $32,008,795 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)	Issue in default.
(i)	Fair valued security. The total market value of these securities at September 30, 2008 is $944,275, which represents 0.2% of the Portfolio's net assets.
(j)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2008. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(k)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at September 30, 2008 is $16,874,585, which represents 5.3% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(l)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(m)	ADR - American Depositary Receipt.
(n)	Restricted security.
(o)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(p)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(q)	At September 30, 2008, cost is $388,925,867 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$9,573,596
Gross unrealized depreciation	(35,015,571)
Net unrealized depreciation	$(25,441,975)

The following abbreviation is used in the above portfolio:
€	Euro

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$168,251,267	$176,915
Level 2 - Other Significant Observable Inputs	194,288,350	-
Level 3 - Significant Unobservable Inputs	944,275	-
Total	$363,483,892	$176,915

*Other financial instruments includes foreign forward currency contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/2007	$955,192	$-
Accrued discounts/premiums	(1,022)	-
Realized gain (loss)	-	-*
Change in unrealized appreciation/depreciation	(29,000)	-
Net purchases (sales)	19,105	-
Net transfers in and/or out of Level 3	-	-
Balance as of 9/30/08	$944,275	$-
Net change in unrealized appreciation/depreciation from investments still held as of 9/30/08	(29,000)	-

*The realized gain (loss) earned during the period ended 9/30/2008 for other financial instruments was $0.

Foreign Currency Forward Contracts held at September 30, 2008:
		Contract		Contract	Unrealized
		Amount		Amount	Appreciation/
		Purchased		Sold	(Depreciation)
Foreign Currency Buy Contracts:
Australian Dollar vs. U.S. Dollar, expiring 12/19/08	A$	628,559		$550,000	$(55,146)
Euro vs. U.S. Dollar, expiring 1/15/09		€23,880		34,000	(273)
Japanese Yen vs. U.S. Dollar, expiring 10/21/08		¥87,518,900		810,510	14,861
Japanese Yen vs. U.S. Dollar, expiring 12/08/08		¥84,954,240		792,299	14,173
Pound Sterling vs. U.S. Dollar, expiring 1/12/09		£51,765		95,000	(2,734)

		Contract		Contract
		Amount		Amount
		Sold		Purchased
Foreign Currency Sale Contracts:
Canadian Dollar vs. Pound Sterling expiring 1/9/09	C$	92,600		£49,156	334
Euro vs. U.S. Dollar, expiring 10/21/08		€530,000		$810,510	62,969
Euro vs. Japanese Yen, expiring 11/28/08		€530,000		¥88,298,000	88,554
Japanese Yen vs. Euro Dollar, expiring 11/28/08		¥14,181,712		€94,400	(1,124)
Japanese Yen vs. Swiss Franc, expiring 12/8/08		¥14,180,862	CHF	150,500	148
Swiss Franc vs. U.S. Dollar, expiring 12/8/08	CHF	823,200		$792,299	55,153
Unrealized appreciation on foreign currency forward contracts					$176,915

Foreign currency held at September 30, 2008:
		Currency		Cost	Value
Australian Dollar	A$	47,781		$40,605	$37,759
Danish Krone	DKK	21,157		4,147	3,992
Euro		€160,017		231,736	225,272
Hong Kong Dollar	HK$	79,362		10,230	10,221
Japanese Yen		¥4,453,474		42,272	41,874
Norwegian Krone	kr	153,887		30,216	26,194
Pound Sterling		£67,502		124,851	120,009
Singapore Dollar	SGD	9,456		6,721	6,581
Swedish Krona	KR	289,947		44,911	41,877
Swiss Franc	CHF	120,304		108,551	107,013
				$644,240	$620,792

As of September 30, 2008, the Portfolio held the following restricted security:

		Date of			9/30/08	Percent of
	Security	Acquisition	Shares	Cost	Value	Net Assets
QuadraMed Corp.
	Convertible Preferred Stock 5.50%	6/16/04	4,900	$ 122,500	$ 98,000	0.0%	‡

‡	Less than one-tenth of a percent.

MainStay VP Series Fund, Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) September 30, 2008

SECURITIES VALUATION

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange on each day the Portfolios are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades..

Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Portfolio’s Manager, in consultation with a Portfolio’s Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Portfolio’s Manager, in consultation with a Portfolio’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Portfolio is open for business. Investments in underlying funds are valued at their net asset value at the close of business each day. Securities in the Affiliated underlying funds are valued as described below. Investments in other mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Investments in money market funds are valued daily at their NAV. Portfolio securities held by the Cash Management Portfolio are valued at their amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Loans assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. As of September 30, 2008, 100% of total investments in loans were valued based on prices from such services. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund’s Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Portfolio’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At September 30, 2008, the Bond, Convertible, Developing Growth, Floating Rate, Government, High Yield Corporate Bond and Total Return Portfolios held securities with values of $3,226,851, $234, $1, $2,029,143, $2,309,951, $3,302,011 and $944,275, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Portfolios, including the International Equity Portfolio, principally trade, and the time at which the Portfolios’ NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have effected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds Board of Directors, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures.

RECENT ACCOUNTING PRONOUNCEMENTS
The Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective for the fiscal year beginning January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolios utilized the following fair value techniques: A multi-dimensional relational pricing model, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP SERIES FUND, INC.

By:      /s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:  November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:  November 25, 2008

By:      /s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:  November 25, 2008